(ICON)
Prudential
Bond
Market
Index Fund

SEMI
ANNUAL
REPORT
March 31, 1999
(LOGO)

Prudential Bond Market Index Fund
A Series of the Prudential Index Series Fund

Performance At A Glance
At the start of our six-month period which ran through March
31, 1999, a
global financial crisis prompted many investors to buy the safest securities, such as U.S. Treasuries. However, after the financial turmoil began to subside, they sold Treasuries and bought higher-yielding assets. Then the bond market resumed its sell-off after faster-than-expected U.S. economic growth sparked fears that the Federal Reserve might increase a key short-term interest rate to slow the economy and avoid higher inflation. As a result, your Prudential Bond Market Index Fund and the Lehman Brothers Aggregate
Index provided a negative return for the six months.


Cumulative Total Returns1
As of 3/31/99

                              Six              One
Since
                             Months            Year
Inception2
Class Z                       -0.08% (-0.28)    6.35% (5.94)
10.69% (10.05)
Lipper Intermediate
U.S. Gov't Avg.3                  -0.86             5.44
9.52
Lehman Brothers
Aggregate Index4                  -0.16             6.49
11.33

Average Annual Total Returns1
As of 3/31/99

                                               One
Since
                                               Year
Inception2
Class Z                                         6.35%
(5.94)%     7.03% (6.62)

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper,
Inc. Without
waiver of management fees and/or expense subsidization, the Fund's cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception date: Class Z, 10/1/97. The Lipper reporting period begins 9/30/97.

3 The Lipper Since Inception return is for all funds in the Intermediate U.S.
Government Fund category.

4 Source: Lehman Brothers, Inc., based on data retrieved by Lipper, Inc. The
Lehman Brothers Aggregate Index is an unmanaged index that measures the total return provided by a universe of bonds weighted by market value. The Fund is neither sponsored by, nor affiliated with Lehman Brothers, Inc. Investors cannot invest directly in an index.

How Investments Compared
    (as of 3/31/99)
           (GRAPH)
  U.S.    General    General      U.S.
Growth     Bond     Muni Debt    Taxable
 Funds     Funds      Funds     Money Funds

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results.
The risks to
each of the investments listed above are different--we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments.
Smaller capitalization stocks offer greater potential for long-term growth, but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly), and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Portfolio Manager's Report
Jim Herbst
Fund Manager
(PHOTO)

Investment Goals and Style
The Prudential Bond Market Index Fund seeks to provide investment results that correspond to the total return performance of a broad-based index of fixed-income securities which, currently, is the Lehman
Brothers Aggregate
Index. The Lehman Aggregate is composed of U.S. government securities, corporate bonds, mortgage-backed securities, and asset-backed securities--all of which must be investment grade and pay a fixed interest rate. The difference between the Fund's return and that of the Index is primarily due to fees and management expenses. There can be no assurance that the
Fund will achieve its investment objective.

Market Review
U.S. Treasuries rallied sharply at first
Our six-month period began on a dramatic note. U.S. Treasuries rallied sharply in early October 1998 amid growing concern about a global financial crisis that had spread beyond Asia to Russia and Latin America during the summer. There was also talk that the U.S. economy could suffer if some countries in Asia and Latin America continued to buy fewer American-made goods. Many investors responded to these challenging market conditions by purchasing the safest government securities such as Treasuries, and selling stocks, mortgage-backed securities, asset-backed securities, and corporate bonds. Therefore, the 30-year Treasury bond yield--which moves in the opposite direction of its price--fell in early October to 4.71%, its lowest level since April 1967.

The "flight-to-quality" trend reversed
This "flight-to-quality" trend also reflected disappointment over the modest change in U.S. monetary policy that occurred on September
29. On that day,
the Federal Reserve cut the Federal funds rate (the rate U.S. banks charge each other for overnight loans) by a quarter percentage point to 5.25%.
Reducing the key rate lowers borrowing costs which, in turn, stimulates economic growth in the United States. Although this was the first rate cut in more than two years, many investors feared it was not enough to calm world financial markets and keep the U.S. economic expansion on track. A second and third reduction of the same magnitude followed on October 15 and November 17, leaving the Federal funds rate at 4.75%. The second move, however, seemed to carry the most weight because it marked the first time in 4-1/2 years that the key rate was changed between the central bank's regularly scheduled meetings. Reassured by the Federal Reserve's aggressive stance on monetary policy, investors began to reverse the "flight-to-quality" trend in the autumn of 1998 by selling Treasuries and buying higher-yielding assets such as mortgage-backed securities, asset-backed securities, and corporate bonds.

Inflation fears hurt bond markets
Concern about the global financial crisis continued to fade in 1999. With less to worry about in Latin America and Asia, investors turned their attention to the surprising strength of the U.S. economy.
They feared
such brisk economic growth could ignite mounting inflationary pressures, which erodes the value of a bond's fixed interest payments.

The inflation jitters led to talk that the Federal Reserve's next move would be an increase in the Federal funds rate to slow rapid U.S. economic growth and head off higher inflation. With this in mind, many investors sold bonds, which drove their prices lower and yields higher. As a result, the Fund, the Lipper average, and the Lehman Aggregate Index posted negative returns for the six months ended March 31, 1999. Treasuries lost 1.76% for the six-month period, based on Lehman Brothers indexes.

The other investment-grade U.S. bond markets fared somewhat better than
Treasuries, according to Lehman Brothers indexes. U.S. government agency securities lost 0.45%, while corporate bonds lost 0.11%. Besides the worries about inflation, corporate bond prices were also hurt by the heavy supply of newly issued debt. Many companies had rushed to borrow money while interest rates remained at relatively low levels. Because Wall Street was so busy, one of the best performing sectors of the corporate bond market was financial companies, which includes brokerage firms.

Some U.S. bond markets managed to post positive--albeit modest--returns for the six-month period, based on Lehman Brothers indexes.
Asset-backed
securities gained 1.10%. They had sold off sharply during the "flight-to-quality" trend. But, as that trend faded, investors seeking bonds that provided higher yields than Treasuries went bargain hunting among asset-backed securities.

Meanwhile, mortgage-backed securities returned 1.79%. As mortgage rates rose along with bond yields, there was less opportunity for homeowners to save money by refinancing their mortgages. When the underlying mortgages are refinanced, mortgage-backed securities get paid off early, forcing investors to decide whether to reinvest their money at lower interest rates. The prospect that fewer mortgages would be refinanced heightened the appeal of mortgage-backed securities.

Looking Ahead
A preference for higher-yielding bonds
Although the U.S. economy has remained surprisingly robust in 1999, we still expect inflation to stay in check for the time being. We also believe the
Federal Reserve will leave short-term interest rates unchanged, despite news of a larger-than-expected increase in a widely watched inflation barometer. Under this market scenario, corporate bonds, mortgage-backed securities, and asset-backed securities should continue to perform better than Treasuries as investors prefer bonds that provide higher yields.

Portfolio Composition
Expressed as a percentage of total long-term investments as of 3/31/99

Mortgage-Backed             33%
U.S. Treasury Securities    32%
Corporates                  22%
U.S. Government Agency       7%
Collateralized Mortgage
Obligations                  2%
Asset-backed                 2%
Foreign Government
Obligations                  2%

Credit Quality
Expressed as a percentage of total long-term investments as of 3/31/99

Aaa             76%
Aa               3%
A               13%
Baa              8%
------------------------------------------------------------
-------------------
                               1

A Message to Our Shareholders
May 19, 1999
(PHOTO)

Dear Shareholder:
As 1999 began, major index advances have been driven by the stocks of a handful of very large companies. These stocks were getting more and more expensive--out of proportion to their earnings expectations. As a result, there was a substantial disparity in value between large and small companies, and between growth and value stocks. In recent months, however, that gap has started to narrow amid news of strong economic growth.

Our current economic environment has prompted many investors to turn to value stocks that typically fare better in a growing economy, and have been selling at a significant discount to the market.

Many sectors of the bond market have also begun to rebound from last year's global financial crisis. Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification is critical
History shows that the markets generally bring prices in line with earnings performance, sooner or later. It also shows that two investment styles--value and growth--typically alternate in periods of superior performance.

What does this suggest? Instead of chasing popular market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented equity funds, bond funds, and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time.
Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments
------------------------------------------------------------
-------------------
                                  2

Portfolio of Investments as of March 31, 1999
PRUDENTIAL INDEX SERIES FUND
(Unaudited)                                   PRUDENTIAL
BOND MARKET INDEX FUND
------------------------------------------------------------
--------------------

Principal

Moody's      Interest      Maturity      Amount
Value
Description
Rating         Rate          Date         (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--88.3%
------------------------------------------------------------
------------------------------------------------------------
------
Corporate Bonds--18.0%
Finance--6.5%
BankAmerica Corp.
Aa3          7.20%          4/15/06   $    330     $
346,658
BankAmerica Corp.
Aa3           7.125         5/01/06        110
115,752
BankBoston Corp.
A3            6.125         3/15/02        115
115,147
Chase Manhattan Corp.
A1            7.125         3/01/05        250
261,558
Chemical Bank
Aa3           7.00          6/01/05        180
186,518
Citicorp
A1            7.625         5/01/05        300
318,546
Donaldson, Lufkin & Jenrette, Inc.
A3            6.50          6/01/08        350
341,960
First Union Corp.
A2            7.50          7/15/06        110
117,240
Goldman Sachs Group
A1            6.625        12/01/04        360
364,837
Heller Financial, Inc.
A3            6.00          3/19/04        200
198,242
Lehman Brothers Holdings, Inc.
Baa1          6.625         2/05/06         35
34,568
Merrill Lynch and Co., Inc.
Aa3           6.50          4/01/01         60
61,066
Spieker Properties LP
Baa2          6.65         12/15/00        325
326,879

------------

2,788,971
------------------------------------------------------------
------------------------------------------------------------
------
Industrials--8.0%
Coca Cola Enterprises, Inc.
A3            8.50          2/01/22         50
59,192
Comcast Corp.
Baa3          6.20         11/15/08        400
394,708
Delta Air Lines, Inc.
Baa3          9.75          5/15/21        150
186,567
Ford Motor Co.
A1            9.98          2/15/47        220
306,935
General Motors Corp.
A2            5.85          1/14/09        300
288,828
General Motors Corp.
A2            7.70          4/15/16        500
545,455
Lockheed Martin Corp.
Baa1          7.70          6/15/08        210
228,190
Lucent Technologies, Inc.
A2            6.45          3/15/29        150
145,928
News America Holdings, Inc.
Baa3          9.25          2/01/13        200
241,648
Northrop Grumman Corp.
Baa3          8.625        10/15/04        200
220,528
Penney (J.C.) & Co.
A2            9.05          3/01/01        250
263,437
Rockwell International Corp.
A1            6.625         6/01/05        450
464,517
TCI Communications, Inc.
A2            8.75          8/01/15        100
121,537

------------

3,467,470
------------------------------------------------------------
------------------------------------------------------------
------
Utilities--3.5%
AT&T Corp.
A1            6.00          3/15/09        150
149,028
Carolina Power & Light Co.
A2            6.80          8/15/07         70
73,421

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of March 31, 1999
PRUDENTIAL INDEX SERIES FUND
(Unaudited)                                   PRUDENTIAL
BOND MARKET INDEX FUND
------------------------------------------------------------
--------------------

Principal

Moody's      Interest      Maturity      Amount
Value
Description
Rating         Rate          Date         (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Utilities (cont'd.)
GTE Corp.
Baa1          6.36%         4/15/06   $    250     $
252,900
GTE Corp.
Baa1          7.51          4/01/09         75
82,246
Pacificorp
A2            6.375         5/15/08        300
302,655
Worldcom, Inc.
Baa2          7.55          4/01/04        600
639,456

------------

1,499,706

------------
Total corporate bonds (cost $7,742,020)
7,756,147
------------------------------------------------------------
------------------------------------------------------------
------
Asset Backed Securities--1.8%
Credit Card Receivables Trust, Series 1998-I
Aaa           6.478        12/22/04        285
283,235
World Financial Network Credit Card Master Trust, Series
   1996 B, Class A
Aaa           6.95          4/15/06        500
515,000

------------
Total asset backed securities (cost $797,327)
798,235
------------------------------------------------------------
------------------------------------------------------------
------
Collateralized Mortgage Securities--2.0%
American Housing Trust, Series VI, Class 1-I
Aaa           9.15          5/25/20        147
156,984
Lb Commercial Conduit Mortgage Trust, Series 1998 C1, Class
   A3
Aaa           6.48          1/18/08        300
302,092
Shurgard Securities Trust, Series 1, Class 1
AA(b)         8.24          6/15/01        380
393,122

------------
Total collateralized mortgage obligations (cost $863,038)
852,198
------------------------------------------------------------
------------------------------------------------------------
------
Mortgage Backed Securities--28.9%
Federal Home Loan Mortgage Corp.
6.50         11/01/28        914          910,289
Federal Home Loan Mortgage Corp.(a)
8.00         11/12/28      1,000        1,040,310
Federal Home Loan Mortgage Corp.(a)
7.00         11/18/28      1,000        1,015,000
Federal National Mortgage Assoc.
9.50          7/01/25        251          267,450
Federal National Mortgage Assoc.(a)
6.00         10/14/28      2,000        1,985,000
Federal National Mortgage Assoc.(a)
6.50         10/14/28      1,000          995,310
Federal National Mortgage Assoc.(a)
6.50         10/19/28        500          504,530
Federal National Mortgage Assoc.(a)
7.50         10/19/28      1,000        1,031,560
Federal National Mortgage Assoc.(a)
7.50         11/12/28      2,500        2,568,750
Government National Mortgage Assoc.
8.49          1/15/19        128          135,851
Government National Mortgage Assoc.(a)
6.50         11/18/28      1,000          995,620
Government National Mortgage Assoc.(a)
7.50         11/18/28      1,000        1,030,000

------------
Total mortgage backed securities (cost $12,451,158)
12,479,670

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of March 31, 1999
PRUDENTIAL INDEX SERIES FUND
(Unaudited)                                   PRUDENTIAL
BOND MARKET INDEX FUND
------------------------------------------------------------
--------------------

Principal

Moody's      Interest      Maturity      Amount
Value
Description
Rating         Rate          Date         (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
U.S. Government Obligations--28.4%
United States Treasury Bond(c)
11.875%        11/15/03    $   450     $    569,038
United States Treasury Bond(c)
12.00           8/15/13        500          728,125
United States Treasury Bond(c)
7.50          11/15/16        750          880,665
United States Treasury Bond(c)
8.125          8/15/19        400          503,688
United States Treasury Bond(c)
7.875          2/15/21      1,975        2,444,991
United States Treasury Bond(c)
8.125          8/15/21        100          127,109
United States Treasury Bond(c)
7.125          2/15/23        400          461,812
United States Treasury Bond(c)
6.375          8/15/27        120          128,344
United States Treasury Bond(c)
5.25          11/15/28        520          484,983
United States Treasury Note(c)
6.00           8/15/00      1,400        1,418,592
United States Treasury Note(c)
6.25           8/31/00        750          762,540
United States Treasury Note(c)
5.75          11/15/00        200          202,250
United States Treasury Note(c)
6.25           1/31/02        975        1,003,333
United States Treasury Note(c)
5.75          10/31/02        200          203,688
United States Treasury Note(c)
5.50           1/31/03        125          126,309
United States Treasury Note(c)
6.50           8/15/05         60           63,619
United States Treasury Note(c)
5.875         11/15/05      1,095        1,125,112
United States Treasury Note(c)
5.625          5/15/08        770          783,837
United States Treasury Note
4.75          11/15/08        275          264,902

------------
Total U.S. government obligations (cost $12,141,525)
12,282,937
------------------------------------------------------------
------------------------------------------------------------
------
U. S. Government Agency Obligations--6.5%
Federal Home Loan Mortgage Corp.
4.75          12/14/01      1,250        1,233,850
Federal National Mortgage Assoc.
5.125          2/13/04        700          687,421
Federal National Mortgage Assoc.
6.72           8/01/05        200          209,624
Small Business Administration
6.55          12/01/17        664          679,972

------------
Total U.S. government agency obligations (cost $2,793,933)
2,810,867
------------------------------------------------------------
------------------------------------------------------------
------
Foreign Corporate Bonds--1.4%
Hanson PLC (United Kingdom)
A3            7.375         1/15/03        300
314,880
Tyco International Group (Luxembourg)
Baa1          6.375         6/15/05        300
301,818

------------
Total foreign corporate bonds (cost $608,651)
616,698

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of March 31, 1999
PRUDENTIAL INDEX SERIES FUND
(Unaudited)                                   PRUDENTIAL
BOND MARKET INDEX FUND
------------------------------------------------------------
--------------------

Principal

Moody's      Interest      Maturity      Amount
Value
Description
Rating         Rate          Date         (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Foreign Government Obligations--1.3%
Quebec Hydro (Canada)
   (cost $524,835)
A2            7.50%         4/01/16   $    500     $
545,520

------------
Total long-term investments (cost $37,922,487)
38,142,272

------------
------------------------------------------------------------
------------------------------------------------------------
------
SHORT-TERM INVESTMENTS--36.5%
Repurchase Agreement--26.7%
Joint Repurchase Agreement Account (Note 5)
NR            4.912         4/01/99     11,516
11,516,000
U.S. Government Obligations--9.8%
United States Treasury Note(c)
5.375         1/31/00        445          446,740
United States Treasury Note(c)
7.75          1/31/00      2,000        2,045,940
United States Treasury Note
5.50          3/31/00      1,750        1,760,395

------------
Total short-term investments (cost $15,752,838)
15,769,075

------------
Total Investments--124.8%
(cost $53,675,325; Note 4)
53,911,347
Liabilities in excess of other assets--(24.8)%
(10,720,746)

------------
Net Assets--100%
$ 43,190,601

------------

------------

---------------
LP--Limited Partnership.
NR--Not rated by Moody's or Standard & Poor's.
PLC--Public Limited Company (British Corporation).
(a) Mortgage dollar roll, see Note 1.
(b) Standard & Poor's Rating.
(c) Pledged as collateral for dollor rolls.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

                                              PRUDENTIAL
INDEX SERIES FUND
Statement of Assets and Liabilities (Unaudited)
                                              PRUDENTIAL
BOND MARKET INDEX FUND
------------------------------------------------------------
--------------------

Assets
March 31, 1999

--------------
Investments excluding repurchase agreement, at value (cost
$42,159,325)....................................      $
42,395,347
Repurchase Agreement, at value (cost
$11,516,000)................................................
 ..........         11,516,000
Cash........................................................
 ...............................................
691
Receivable for investments
sold........................................................
 ....................         12,726,980
Dividends and interest
receivable..................................................
 ........................            490,380
Receivable for Fund shares
sold........................................................
 ....................             36,617
Due from
Manager.....................................................
 ......................................              6,624
Prepaid
expenses....................................................
 .......................................                 92

--------------
   Total
assets......................................................
 ......................................         67,172,731

--------------
Liabilities
Payable for investments
purchased...................................................
 .......................         12,747,782
Dollar roll
payable.....................................................
 ...................................         11,172,559
Accrued
expenses....................................................
 .......................................             56,556
Payable for Fund shares
reacquired..................................................
 .......................              5,233

--------------
   Total
liabilities.................................................
 ......................................         23,982,130

--------------
Net
Assets......................................................
 ...........................................      $
43,190,601

--------------

--------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ..........      $       4,191
   Paid-in capital in excess of
par.........................................................
 ...............         42,338,772

--------------

42,342,963
Undistributed net investment
income......................................................
 ..................            564,871
Accumulated net realized gain on
investments.................................................
 ..............             46,745
Net unrealized appreciation on
investments.................................................
 ................            236,022

--------------
Net assets, March 31,
1999........................................................
 .........................      $  43,190,601

--------------

--------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($43,190,601 / 4,191,034 shares of beneficial interest
issued and outstanding).......................
$10.31

--------------

--------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

PRUDENTIAL INDEX SERIES FUND
PRUDENTIAL BOND MARKET INDEX FUND
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                    Six
Months
                                                      Ended
Net Investment Income                             March 31,
1999
Income
  Interest.....................................    $
1,165,868
                                                  ----------
----
Expenses
  Management fee...............................
51,298
  Custodian's fees and expenses................
41,000
  Registration fees............................
24,000
  Audit fee....................................
10,000
  Reports to shareholders......................
9,000
  Legal fees...................................
7,000
  Directors fees...............................
3,000
  Transfer agent's fees and expenses...........
3,000
  Miscellaneous................................
877
                                                  ----------
----
     Total operating expenses..................
149,175
  Less: Expense subsidy (Note 2)...............
(67,098)
                                                  ----------
----
     Net expenses..............................
82,077
                                                  ----------
----
Net investment income..........................
1,083,791
                                                  ----------
----
Realized and Unrealized Gain (Loss) on
Investments
Net realized gain on investment transactions...
49,802
Net change in unrealized appreciation
  investments..................................
(1,194,797)
                                                  ----------
----
Net loss on investments........................
(1,144,995)
                                                  ----------
----
Net Decrease in Net Assets
Resulting from Operations......................    $
(61,204)
                                                  ----------
----
                                                  ----------
----

PRUDENTIAL INDEX SERIES FUND
PRUDENTIAL BOND MARKET INDEX FUND
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                    Six Months    October 1,
1997(a)
                                       Ended
Through
Increase in                          March 31,
September 30,
Net Assets                             1999
1998
Operations
  Net investment income..........   $ 1,083,791      $
1,904,798
  Net realized gain on investment
     transactions................        49,802
220,276
  Net change in unrealized
     appreciation on investments     (1,194,797)
1,430,819
                                    -----------   ----------
--------
  Net increase (decrease) in net
     assets resulting from
     operations..................       (61,204)
3,555,893
                                    -----------   ----------
--------
Dividends and distributions (Note 1)
  Dividends from net investment
     income......................    (1,981,623)
(461,718)
                                    -----------   ----------
--------
  Distributions from net realized
     gains.......................      (204,867)
(18,466)
                                    -----------   ----------
--------
Fund share transactions
  Net proceeds from shares
     sold........................     5,731,367
38,076,778
  Net asset value of shares
     issued in reinvestment of
     dividends and
     distributions...............     2,184,408
469,351
  Cost of shares reacquired......    (2,267,088)
(1,832,230)
                                    -----------   ----------
--------
  Net increase in net assets from
     Fund share transactions.....     5,648,687
36,713,899
                                    -----------   ----------
--------
Total increase...................     3,400,993
39,789,608
Net Assets
Beginning of period..............    39,789,608         --
                                    -----------   ----------
--------
End of period(b).................   $43,190,601      $
39,789,608
                                    -----------   ----------
--------
                                    -----------   ----------
--------
---------------
  (a) Commencement of operations.
  (b) Includes undistributed net
      investment income of.......   $   564,871      $
1,462,703
                                    -----------   ----------
--------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

                                              PRUDENTIAL
INDEX SERIES FUND
Notes to Financial Statements (Unaudited)     PRUDENTIAL
BOND MARKET INDEX FUND
------------------------------------------------------------
--------------------
Prudential Index Series Fund, (the 'Company') is registered under the Investment
Company Act of 1940 as an open-end, diversified management investment company.
The Company was established as a Delaware business trust on May 11, 1992 and currently consists of five separate funds. Prudential Bond
Market Index Fund
(the 'Fund') commenced investment operations on October 1, 1997 when 3,000,020 shares of beneficial interest of the Fund were sold for $30,000,200 to the
Prudential Insurance Company of America ('The Prudential').

The Fund's investment objective is to seek to provide
investment results that
correspond to the total return performance of a broad-based
index of
fixed-income securities, currently the Lehman Brothers
Aggregate Bond Index.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities for which the primary market is on an exchange are valued at the last sale price on such exchange on the day of valuation or, if there were no sales on such day, at the mean between the last bid price and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued by an independent pricing agent or a principal market maker. U.S. Government securities for which market quotations are available are valued at a price provided by an independent broker/dealer or pricing service.

Options on securities that are listed on an exchange are valued at the last sales price at the close of trading on such exchange or, if there were no sales on the applicable option exchange, on such day at the average of the quoted bid and asked prices as of the close of such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the average of the quoted bid and asked prices as of the close of such exchange or board of trade. Securities for which reliable market quotations are not available or for which the pricing agent or principal market maker does not provide a valuation or methodology that, in the judgement of the subadviser, represent fair value, are valued at fair value as determined by procedures established by the Company's Trustees.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Company's policy that its custodian or designated subcustodians, under triparty repurchase agreements as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest.
To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Dollar Rolls: The Fund enters into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain or loss and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the
Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as interest income.
The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, in respect of dollar rolls.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains or losses from investment transactions are calculated on the identified cost basis.
Interest income is
recorded on the accrual basis. The Fund accretes discounts and amortizes premiums on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
------------------------------------------------------------
--------------------
                                       9

                                              PRUDENTIAL
INDEX SERIES FUND
Notes to Financial Statements (Unaudited)     PRUDENTIAL
BOND MARKET INDEX FUND
------------------------------------------------------------
--------------------
Taxes: For federal income tax purposes, each fund in the
Company is treated as a
separate taxpaying entity. It is the Fund's policy to
continue to meet the
requirements of the Internal Revenue Code applicable to
regulated investment
companies and to distribute all of its taxable net
investment income to its
shareholders. Therefore, no federal income tax provision is
required.
------------------------------------------------------------
Note 2. Agreements

The Company has a management agreement with Prudential
Investments Fund
Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Company. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Company, occupancy and certain clerical and bookkeeping costs of the Company. The Company bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .25 of 1% of the Fund's average daily net assets.

The Company has a distribution agreement with Prudential
Investment Management
Services LLC ('PIMS') which acts as the distributor of the Fund. No distribution or service fees are paid to PIMS as distributor of the Fund.

PIFM, PIC and PIMS are indirect wholly owned subsidiaries of The Prudential
Insurance Company of America.

PIFM has agreed to subsidize the operating expenses of the Fund, so that total
Fund operating expenses do not exceed .40% on an annualized basis of the Fund's average daily net assets. This voluntary waiver may be terminated at any time without notice. For the six months ended March 31, 1999, PIFM subsidized $67,098 of the expenses of the Fund (0.33% of the average daily net assets annualized or
$0.016 per share).

As of March 11, 1999, the Company, along with other
affiliated registered
investment companies (the 'Funds'), entered into a
syndicated credit agreement
('SCA') with an unaffiliated lender. The maximum commitment
under the SCA is $1
billion. The Funds pay a commitment fee at an annual rate of
 .065 of 1% on the
unused portion of the credit facility, which is accrued and
paid quarterly on a
pro rata basis by the Funds. The SCA expires on March 9,
2000. Prior to March
11, 1999, the Funds had a credit agreement with a maximum
commitment of
$200,000,000. The commitment fee was .055 of 1% on the
unused portion of the
credit facility. The Fund did not borrow any amounts
pursuant to either
agreement during the six months ended March 31, 1999. The
purpose of the
agreements are to serve as an alternative source of funding
for capital share
redemptions.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Company's transfer agent. During the six
months ended March 31,
1999, the Fund incurred fees of approximately $2,900 for the services of PMFS.
As of March 31, 1999, approximately $600 of such fees were
due to PMFS. Transfer
agent fees and expenses in the Statement of Operations also
include certain
out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 1999, were $30,390,894 and $27,466,943, respectively, which includes purchases and sales of U.S.
government obligations
of $27,150,497 and $26,163,348, respectively.

The federal income tax basis of the Fund's investments at March 31, 1999 was
$53,696,672 and, accordingly, net unrealized appreciation for federal income tax purposes was $214,675 (gross unrealized appreciation-
$356,026; gross unrealized
depreciation-$141,351).

The average balance of dollar rolls outstanding during the
six months ended
March 31, 1999 was approximately $10,027,648. The value of
dollar rolls
outstanding at March 31, 1999 was $11,166,080, which was 17%
of total assets.
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account

The Company, along with other affiliated registered
investment companies,
transfers uninvested cash balances into a single joint
account, the daily
aggregate balance of which is invested in one or more
repurchase agreements
collateralized by U.S. Treasury or federal agency
obligations. As of March 31,
1999, the Fund had a 2.08% undivided interest in the
repurchase agreements in
the joint account. This undivided interest represented
$11,516,000 in principal
amount. As of such date, the repurchase agreements in the
joint account and the
value of the collateral therefore were as follows:
------------------------------------------------------------
--------------------
                                       10

                                              PRUDENTIAL
INDEX SERIES FUND
Notes to Financial Statements (Unaudited)     PRUDENTIAL
BOND MARKET INDEX FUND
------------------------------------------------------------
--------------------
Bear Stearns & Co. Inc., 4.92%, in the principal amount of
$170,000,000,
repurchase price $170,023,233, due 4/1/99. The value of the collateral including accrued interest was $174,282,442.

Salomon Smith Barney Inc., 4.90%, in the principal amount of $170,000,000, repurchase price $170,023,139, due 4/1/99. The value of the collateral including accrued interest was $174,947,170.

Morgan Stanley Dean Witter, 4.90%, in the principal amount of $170,000,000, repurchase price $170,023,139, due 4/1/99. The value of the collateral including accrued interest was $173,474,773.

Warburg Dillon Read LLC, 4.97%, in the principal amount of
$44,773,000,
repurchase price $44,779,181, due 4/1/99. The value of the
collateral including
accrued interest was $45,668,747.
------------------------------------------------------------
Note 6. Capital

The Fund has authorized an unlimited number of shares of Class Z beneficial interest at $.001 par value per share. Transactions in shares of beneficial interest were as follows:

Class Z                                              Shares
--------------------------------------------------  --------
-
Six months ended March 31, 1999:
Shares sold.......................................
548,895
Shares issued in reinvestment of dividends and
  distributions...................................
213,322
Shares reacquired.................................
(217,254)
                                                    --------
-
Net increase in shares outstanding................
544,963
October 1, 1997(a) through September 30, 1998:
Shares sold.......................................
3,776,725
Shares issued in reinvestment of dividends and
  distributions...................................
46,470
Shares reacquired.................................
(177,124)
                                                    --------
-
Net increase in shares outstanding................
3,646,071

At March 31, 1999, 3,220,966 shares were owned by The
Prudential.
---------------
(a) Commencement of investment operations.
------------------------------------------------------------
--------------------
                                       11

                                              PRUDENTIAL
INDEX SERIES FUND
Financial Highlights (Unaudited)              PRUDENTIAL
BOND MARKET INDEX FUND
------------------------------------------------------------
--------------------

Six Months       October 1, 1997(c)

Ended               Through

March 31,          September 30,

1999                 1998

----------       ------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.....................................................
$  10.91             $  10.00

----------              ------
Income from investment operations
Net investment
income(d)...................................................
 ..............           .27                  .55
Net realized and unrealized gain (loss) on investment
transactions.......................          (.28)
 .52

----------              ------
   Total from investment
operations..................................................
 ....          (.01)                1.07

----------              ------
Less distributions
Dividends from net investment
income.....................................................
(.53)                (.15)
Distributions from net realized
gains....................................................
(.06)                (.01)

----------              ------
   Total dividends and
distributions...............................................
 ......          (.59)                (.16)

----------              ------
Net asset value, end of
period......................................................
 .....      $  10.31             $  10.91

----------              ------

----------              ------
TOTAL
RETURN(a):..................................................
 .......................          (.08)%              10.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).......................................................
 ...      $ 43,191             $ 39,790
Average net assets
(000).......................................................
 ..........      $ 41,151             $ 33,637
Ratios to average net assets:(b)(d)

Expenses....................................................
 ..........................           .40%
 .40%
   Net investment
income......................................................
 ...........          5.28%                5.68%
   Portfolio turnover
rate........................................................
 .......            71%                  33%

---------------
(a) Total return is calculated assuming a purchase of shares on the first day
    and a sale on the last day of each period reported and
includes reinvestment
    of dividends and distributions. Total returns for
periods of less than a
    full year are not annualized.
(b) Annualized.
(c) Commencement of investment operations.
(d) Net of expense subsidy.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report, and are subject to change thereafter.

The accompanying financial statements as of March 31, 1999, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

BULK RATE
U.S. POSTAGE
  PAID
Permit 6807
New York, NY

74431F837     MF174E6X#X


(ICON)
Prudential
Europe
Index Fund

SEMI
ANNUAL
REPORT

March 31, 1999
(LOGO)

Prudential Europe Index Fund
A Series of the Prudential Index Series Fund
Performance At A Glance
In the six months ended March 31, 1999, European stock markets bounced back from last summer's funk, which had been triggered by Russian debt defaults and by a threatened Brazilian currency devaluation and Latin American economic collapse. Investors realized they had overreacted and again bought European stocks. The MSCI Europe Index climbed 26% to peak on January 6, 1999. Then investors noted the slowing German economy and backed off, leaving a still substantial 16% six-month gain. Over the past 12 months-- including the steep summer drop--the Europe Index's return was still solidly positive. The
Prudential Europe Index Fund performed in line with its target over both periods--a couple of percentage points ahead of the Lipper average of actively managed Europe funds.

Cumulative Total Returns1
As of 3/31/99

                             Six               One
Since
                            Months             Year
Inception2
Class Z                       15.80% (14.94)    4.95% (3.03)
24.11% (21.22)
Lipper European Region
Fund Avg.3                        13.32             -0.40
17.70
MSCI Europe Index4                16.39              4.89
26.47

Average Annual Total Returns1
As of 3/31/99

                                               One
Since
                                               Year
Inception2
Class Z                                         4.95% (3.03)
15.54% (13.74)

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper,
Inc. Without
waiver of management fees and/or expense subsidization, the Fund's cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception date: Class Z, 10/1/97. The Lipper reporting period begins 9/30/97.

3 The Lipper Since Inception return is for all funds in the European Region
Fund category.

4 The Morgan Stanley Capital International (MSCI) Europe Index is an unmanaged, weighted index comprised of approximately 620 companies representing about 15 developed European countries. The Fund is neither sponsored by, nor affiliated with, Morgan Stanley & Co. Incorporated. The benchmark return shown does not reflect foreign dividend withholding taxes.
Investors cannot invest directly in an index.

          How Investments Compared.
               (As of 3/31/99)
                  (GRAPH)
  U.S.      General    General       U.S.
Growth       Bond     Muni Debt    Taxable
 Funds      Funds       Funds    Money Funds

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different--we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments.
Smaller capitalization stocks offer greater potential for long-term growth, but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly), and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Portfolio Manager's Report
(PHOTO)
John Moschberger
Fund Manager

Investment Goals and Style
The Prudential Europe Index Fund seeks to provide investment results that correspond to the price and yield performance of a broad-based index of stocks of European issuers. Currently, we use the Morgan Stanley Capital
International (MSCI) Europe Index. The MSCI Europe Index consists of stocks in 15 countries. The U.K. represented 31% of the MSCI Index on March 31, and France and Germany together made up 26%. Switzerland represented 10%.
The difference between the Fund's return and that of the Index is primarily fees and management expenses. There can be no assurance that the Fund will achieve its investment objective.


Market Review
The impact of the Russian economic and financial turmoil helped slow European growth to a sluggish level. Germany (Europe's largest economy) was particularly hard hit. In fact, the economies of both
Germany and Italy
contracted. This, together with the Balkan disturbances, reduced investor confidence. The largest exceptions were Sweden and the Netherlands.

However, corporations in Europe continued on a path of consolidation and restructuring. The most notable instance was the maneuvers concerning Telecom
Italia, which reacted to a hostile takeover bid by Olivetti by finding a potential "white knight" in Deutsche Telekom. This cross-national consolidation of erstwhile government-owned monopolies is a sign of the extent to which Europe's financial environment has been transformed. Had the merger proceeded as planned, it would have been the largest in European history, creating an $82 billion giant. (In May, Olivetti bought 51% of
Telecom Italia at a 20% premium to the market price.)

In banking, there were announcements of mergers in France between Societe
Generale and Banqe Paribas, and in Spain between Banco
Santander SA and Banco
Central Hispanoamericano. In Italy, Banca Commerciale Italiana was considering merging with UniCredito Italiano SpA. At least some of the projected cost savings of these combinations have worked their way into share prices. In fact, a review of the European stocks with the largest gains reveals an exceptional proportion that have recently grown by consolidation.

The strongest industries
Financial service companies, particularly banks, made a strong contribution to the Index's return. UBS (the merged combination of two large Swiss banks, and now the largest bank in Switzerland) and Credit Suisse
Group each
returned more than 60% (in U.S. dollars). A trio of U.K.- based banks--HSBC
Holdings plc, Lloyds TSB Group plc, and Barclays plc--also made large contributions to the Europe Index. Banco Bilbao Vizcaya SA and Banqe Paribas also were among the strong performers, the latter more than doubling in market value. Two of Europe's largest insurance companies
(each the result
of fairly recent consolidations) joined in the financials' strength: France-based Axa-UAP (up 45%) and Netherlands-based ING Groep N.V.
(up 22%).

Telecommunications equipment and service providers had a strong six months.
Nokia Oyj, the Finnish company that is the world's largest manufacturer of mobile telephones, more than doubled in price. Ericsson, its Sweden-based competitor, also turned in a strong performance, although not as spectacular. Among service providers, the U.K.-based Vodafone Group plc--a mobile telecommunications provider that is becoming global, in part, by acquisition-- had a substantial gain, while four large, formerly state-owned telephone utilities (France
Telecom SA, British Telecom plc, Deutsche Telekom, and Telecom Italia SpA) also moved up sharply.

Pharmaceuticals was another top-performing industry. In the U.K., Smithkline
Beecham plc and Glaxo Wellcome plc made substantial gains, while the Swiss-based Roche Holdings AG also had a good six-month return.

Portfolio Composition
Expressed as a percentage of net assets as of 3/31/99

United Kingdom            30.5%
Germany                   13.2
France                    12.6
Switzerland               10.0
Netherlands                8.1
Italy                      6.9
Spain                      4.1
Sweden                     3.7
Finland                    2.4
Belgium                    2.3
Denmark                    1.0
Portugal                   0.8
Ireland                    0.6
Norway                     0.5
Austria                    0.4
Source: Prudential

How The MSCI Europe Index Performed Since the Fund's
Inception*

            (GRAPH)

The performance cited does not represent the performance of the
Prudential Europe Index Fund. Investors cannot invest directly in an index.

*The actual inception date for Class Z is 10/1/97. The
Lipper
reporting period begins 9/30/97.

Source: Lipper, Inc.

The strongest country markets
The relatively small Finnish stock market was driven by
Nokia Oyj's
performance to a 66% average gain--the best among developed
European
markets. Ireland, Sweden, and Italy also posted returns
above 20% for the
six months. Ireland and Sweden have rapidly growing
economies, while Italy's
stock market benefited from restructuring in the banking and telecommunications industries. Many relatively small Italian banks had good returns, but the primary driver of the country's stock
index over
our reporting period was Olivetti's takeover bid for Telecom
Italia SpA,
which put the company in play. The U.K., which accounted for
31% of the
MSCI Europe Index at the end of our reporting period, turned in a 20%
average return. The U.K. was well represented in the
financial service,
telecommunications, and pharmaceutical industries, which had very strong
performances. The U.K.-based Zeneca Group plc bought
Sweden's AB during
this period to create the world's third-largest
pharmaceutical company.
The combined Astrazeneca shares made a large contribution to the U.K. return.
Media companies
------------------------------------------------------------
-------------------

(Granada Group plc and Reuters Group plc) and BP Amoco
(another recent
merger of giants and still growing by acquisition) also contributed to the strong period.

Switzerland, which makes up 10% of the MSCI Europe Index, turned in a solid, middle-rank performance, anchored by its financial service companies. Of its multinationals, the drug company Novartis AG had a mediocre gain, and Nestle
SA shares fell during this period. The Netherland's return was anchored by the solid performance of its multinationals--notably, Royal
Philips
Electronics N.V. 55% gain.

The slower markets
The Danish stock market registered a small loss over the six months--the only one in the Index's universe to do so. However, Germany, the second-largest stock market in the Index, had an unsatisfactory 1% gain. A slowing economy and a sharp decline by SAP (one of its largest components) contributed to
Germany's poor market showing. The diversion of corporate technology spending to computer problems associated with the year 2000 is probably hurting SAP's global enterprise management software business. This may rebound after the transition to the new millennium.

Looking Ahead
A shot of confidence
Clearly European companies are moving ahead into a new era
of transnational
competition and restructuring for greater efficiency. After
the end of our
reporting period, the European central bank cut interest
rates by 50 basis
points (half of one percent), and the U.K. reduced rates by
25 basis points.
These actions gave consumers and investors a shot of
confidence. With Asian
economies other than Japan showing signs of recovery, Japan
of bottoming and
Brazil surviving its currency devaluation without
catastrophe (albeit not
without stress), European export markets are not facing
further erosion.
There is room for further good news in the stock markets.
------------------------------------------------------------
-------------------
                                2



A Message to Our Shareholders
May 19, 1999
(PHOTO)
Dear Shareholder:
As 1999 began, major index advances have been driven by the stocks of a handful of very large companies. These stocks were getting more and more expensive--out of proportion to their earnings expectations. As a result, there was a substantial disparity in value between large and small companies, and between growth and value stocks. In recent months, however, that gap has started to narrow amid news of strong economic growth.

Our current economic environment has prompted many investors to turn to value stocks that typically fare better in a growing economy, and have been selling at a significant discount to the market.

Many sectors of the bond market have also begun to rebound from last year's global financial crisis. Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification is critical
History shows that the markets generally bring prices in line with earnings performance, sooner or later. It also shows that two investment styles--value and growth--typically alternate in periods of superior performance.

What does this suggest? Instead of chasing popular market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented equity funds, bond funds, and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time.
Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments
------------------------------------------------------------
-------------------
                               3

Portfolio of Investments as of March 31, 1999
PRUDENTIAL INDEX SERIES FUND
(Unaudited)
PRUDENTIAL EUROPE INDEX FUND
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--97.1%
COMMON STOCKS--96.6%
------------------------------------------------------------
Austria--0.4%
      40    Austria Tabak AG                        $
2,695
     100    Austrian Airlines
3,250
     482    Bank Austria AG
28,672
      50    Boehler-Uddeholm AG
2,405
      25    EA-Generali AG
5,290
      80    Flughafen Wien AG
3,384
     150    Oesterreichische
               Electrizitaetswirtschafts AG, Ser.
               A
23,916
     130    OMV AG
11,494
      65    Va Technologie AG
4,677
      35    Wienerberger Baustoffindustrie AG
6,144
                                                    --------
----

91,927
------------------------------------------------------------
Belgium--2.3%
      20    D'Ieteren SA
9,047
      44    Barco Industries N.V.
7,434
       6    Bekaert N.V.
2,656
      68    Cimenteries CBR Cementbedrijven
6,104
      12    Colruyt N.V.
7,851
      30    Compaignie Maritime Belge SA
1,144
     197    Delhaize-Le Lion SA
18,248
     229    Electrabel SA
82,078
     147    Fortis AG CVG
681
   2,970    Fortis AG NVP
109,658
   1,323    Fortis AG Strip VVPR
14
      20    Glaverbel SA
1,842
     106    Groupe Bruxelles Lambert SA
19,339
      40    KBC Bancassurance Holding Strip N.V.
2
   1,245    KBC Bancassurance Holding N.V.
82,997
     110    PetroFina SA
60,208
     340    Solvay SA
20,849
     340    Tractebel
53,590
     600    Ucb SA                                  $
26,888
      78    Union Miniere SA
2,700
                                                    --------
----

513,330
------------------------------------------------------------
Denmark--1.0%
      30    Bang & Olufsen Holding A/S
2,092
     129    Carlsberg A/S, Ser. A
5,228
      94    Carlsberg A/S, Ser. B
3,796
       5    D/S 1912, Ser. B
37,403
       4    D/S Svendborg, Ser. B
42,414
     235    Danisco A/S
10,752
     206    Den Danske Bank Group
21,640
     170    FLS Industries A/S, Ser. B
3,334
      60    International Service Systems A/S
3,899
     300    Novo Nordisk A/S, Ser. B
33,553
     521    Tele Danmark A/S
51,612
     212    Unidanmark A/S
14,473
                                                    --------
----

230,196
------------------------------------------------------------
Finland--2.4%
     180    Cultor Oyj, Ser. 1
3,440
      40    Instrumentarium Group, Ser. A
1,296
     500    Kemira Oyj
3,131
     350    Kesko Oyj
5,248
      50    Kone Corp., Ser. B
5,263
   3,200    Merita plc, Ser. A
17,135
     150    Metra Oyj, Ser. B
3,028
   2,000    Nokia Oyj, Ser. A
321,932
     610    Nokia Oyj, Ser. K
98,123
     500    Outokumpu Oyj, Ser. A
5,155
      80    Pohjola Insurance Group, Ser. A
4,232
     200    Sampo Insurance Co. Ltd., Ser. A
6,262
   1,660    Sonera Group Oyj
27,598
     130    Tieto Corp, Ser. B
5,354
   1,050    UPM-Kymmene Oyj
29,019
                                                    --------
----

536,216

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of March 31, 1999
PRUDENTIAL INDEX SERIES FUND
(Unaudited)
PRUDENTIAL EUROPE INDEX FUND
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
France--12.6%
     150    Accor SA                                $
37,246
     840    Alcatel Alsthom SA
96,579
   1,450    Axa-UAP
192,230
     720    Banqe Paribas
80,373
     913    Banque Nationale de Paris
79,444
     110    Bouygues SA
30,520
     130    Canal Plus
38,104
     290    Cap Gemini SA
48,559
     160    Carrefour SA
123,332
      50    Club Mediterranee SA
4,426
     410    Compagnie de Saint Gobain
65,066
      50    Compagnie Francaise d'Etudes et de
               Construction Technip
5,339
     660    Compagnie General des Eaux
162,384
      20    Compagnie Generale de Geophysique SA
745
     550    Compagnie Generale des Etablissements
               Michelin, Ser. B
24,671
     310    Danone
78,012
     350    Dassault Systemes SA
12,960
   1,150    Elf Aquitaine SA
156,183
     100    Eridania Beghin-Say SA
14,812
      40    Essilor International SA
13,344
     310    Etablissements Economiques du Casino
               Guichard-Perrachon SA
27,510
   4,190    France Telecom SA
338,806
      50    Groupe GTM
4,966
      50    Imetal SA
5,776
     376    L'Air Liquide
56,017
     280    L'OREAL
177,138
     430    Lafarge SA
38,762
     450    Lagardere S.C.A.
14,618
     110    Legrand SA
23,098
     380    Louis Vuitton Moet Hennessy
94,150
      30    Pathe SA
7,708
     230    Pechiney
8,318
     200    Pernod Ricard
12,707
     505    Pinault-Printemps-Redoute SA
80,579
      50    Primagaz Cie
3,881
      80    Promodes
48,883
     200    PSA Peugeot Citroen
28,760
   1,610    Rhone-Poulenc SA, Ser. A
72,828
      20    Sagem SA                                $
11,001
     450    Sanofi SA
75,787
     660    Schneider SA
36,517
      50    SEB SA
3,671
     150    SEITA
10,194
     100    Sidel SA
7,827
      50    Simco SA
4,372
     200    Societe Bic SA
10,526
      10    Societe Eurafrance SA
4,804
     420    Societe Generale
80,710
     120    Sodexho Alliance
19,627
     600    Suez Lyonnaise des Eaux
111,024
     610    Thomson CSF
18,637
   1,020    Total SA, Ser. B
125,644
      20    Unibail SA
2,505
     950    Usinor SA
12,512
     303    Valeo SA
23,716
                                                    --------
----

2,867,908
------------------------------------------------------------
Germany--12.7%
     160    Adidas-Salomon AG
14,276
     150    AGIV AG
2,826
   1,015    Allianz AG
309,009
     150    AMB Aachener & Muenchener
               Beteiligungs AG
17,975
     100    Axa Colonia Konzern AG
9,932
   2,690    BASF AG
98,448
   3,110    Bayer AG
116,505
   1,700    Bayerische Vereinsbank AG
101,675
     300    Beiersdorf AG, Ser. A
22,185
     100    Bilfinger & Berger Bau AG
1,879
      10    Buderus AG
3,228
     500    Continental AG
12,361
   4,021    DaimlerChrysler AG
349,885
   2,250    Deutsche Bank AG
115,745
   1,520    Deutsche Lufthansa AG
33,230
   9,050    Deutsche Telekom
368,826
     100    Douglas Holding AG
4,248
       6    Douglas Holding AG NPV
246
   2,110    Dresdner Bank AG
84,511
     200    Fag Kugelfischer Georg Schaefer AG
1,501

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of March 31, 1999
PRUDENTIAL INDEX SERIES FUND
(Unaudited)
PRUDENTIAL EUROPE INDEX FUND
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Germany (cont'd.)
     200    Heidelberger Zement AG                  $
12,199
     250    Hochtief AG
8,286
      30    Karstadt AG
10,704
      50    Linde AG
28,555
     500    MAN AG
14,008
   1,600    Mannesmann AG
204,343
     650    Merck KGaA
22,455
   1,130    Metro AG
70,719
     412    Muenchener Ruckversicherungs-
               Gesellschaft AG
83,175
     342    Muenchener Ruckversicherungs-
               Gesellschaft AG (Registered)
68,121
      60    Preussag AG
32,193
   1,980    RWE AG
87,641
     260    SAP AG
74,524
     290    Schering AG
33,766
      50    SGL Carbon AG
2,094
   2,420    Siemens AG
161,719
   1,700    Thyssen AG
33,586
   2,070    VEBA AG
108,832
     115    Viag AG
63,429
   1,310    Volkswagen AG
87,259
                                                    --------
----

2,876,099
------------------------------------------------------------
Ireland--0.6%
   4,000    Allied Irish Banks plc
69,093
   1,350    CRH plc
23,304
     200    DCC plc
1,544
   1,000    Fyffes plc
2,354
     600    Greencore Group plc
2,105
   1,000    Independent Newspapers plc
4,534
   1,250    Irish Life plc
12,145
     300    Irish Permanent plc
4,567
   3,900    Jefferson Smurfit Group plc
7,873
     600    Kerry Group plc, Ser. A
8,000
     500    Ryanair Holdings plc
4,093
     800    Tullow Oil plc
553
                                                    --------
----

140,165
Italy--6.9%
   7,600    Alitalia SpA                            $
25,845
   4,264    Assicurazioni Generali
170,784
   7,500    Banca Commerciale Italiana
61,536
   9,400    Banca Intesa SpA
55,408
   2,000    Banca Intesa SpA (Nonconvertible)
5,808
   1,000    Banca Popolare di Milano
9,317
   6,000    Benetton Group SpA
10,785
   1,000    Bulgari SpA
6,240
     500    Burgo (Cartiere) SpA
3,509
   2,740    Edison SpA
25,232
  34,370    ENI SpA
218,921
  16,960    Fiat SpA
56,028
   3,500    Fiat SpA (Nonconvertible)
6,272
   5,872    Istituto Bancario San Paolo di Torino
95,407
  16,700    Istituto Nazionale delle
               Assicurazioni (INA)
50,481
     500    Italcementi SpA
5,506
   3,500    Italgas (Soc Ital) SpA
17,003
     500    La Rinascente SpA
3,903
   2,800    Magneti Marelli
4,051
     140    Marzotto (Gaetano) & Figlia SpA
1,186
   4,810    Mediaset SpA
45,229
   2,400    Mediobanca SpA
32,258
     500    Mondadori (Arnoldo) Editore SpA
7,476
  19,000    Montedison SpA
19,692
  11,500    Olivetti Group SpA
36,004
   5,500    Parmalat Finanziaria SpA
7,838
   8,670    Pirelli SpA
24,710
   1,680    Riunione Adriatica di Sicurta SpA
17,575
     500    Riunione Adriatica di Sicurta SpA
               (Nonconvertible)
4,448
   1,000    Sirti SpA
5,938
   2,000    Snia BPD SpA
2,699
     500    Societa Assicuratrice Industriale
               (SAI)
6,396
  28,350    Telecom Italia Mobile SpA
190,676
   6,000    Telecom Italia Mobile SpA (di Risp)
23,189
  15,410    Telecom Italia SpA
163,702
   3,500    Telecom Italia SpA (di Risp)
20,782
  20,260    Unicredito Italiano SpA
109,362
  16,000    Unione Immobiliare SpA
8,378
                                                    --------
----

1,559,574

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of March 31, 1999
PRUDENTIAL INDEX SERIES FUND
(Unaudited)
PRUDENTIAL EUROPE INDEX FUND
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Netherlands--8.1%
   5,968    ABN AMRO Holding N.V.                   $
124,349
   2,420    AEGON N.V.
220,895
   1,180    Akzo Nobel N.V.
43,695
     324    Buhrmann N.V.
5,632
   2,632    Elsevier N.V.
39,212
     365    Getronics N.V.
13,476
     550    Hagemeyer N.V.
16,923
   1,307    Heineken N.V.
65,894
     100    Hollandsche Beton Groep N.V.
1,053
      93    IHC Caland N.V.
3,514
   3,896    ING Groep N.V.
214,719
     269    KLM Royal Dutch Airlines N.V.
7,551
   2,650    Koninklijke Ahold N.V.
101,562
     121    Koninklijke Hoogovens N.V.
4,010
   2,004    Koninklijke KPN BT
79,724
     107    Koninklijke Pakhoed Holdings N.V.
2,593
     308    Oce N.V.
7,648
   8,890    Royal Dutch Petroleum Co.
472,676
   1,523    Royal Philips Electronics N.V.
124,055
     100    Stork N.V.
1,959
   2,019    TNT Post Group N.V.
60,813
   2,650    Unilever N.V.
184,099
     180    Vedior N.V.
4,168
     284    Wolters Kluwer N.V.
51,509
                                                    --------
----

1,851,729
------------------------------------------------------------
Norway--0.5%
     200    Aker RGI ASA
2,225
     200    Bergesen dy ASA, Ser. A
2,743
     100    Bergesen dy ASA, Ser. B
1,294
   2,300    Christiania Bank Og Kreditkasse
8,987
   2,600    Den Norske Bank ASA
9,520
     100    Dyno Industrier ASA
1,682
     200    Elkem ASA
2,950
     150    Kvaerner ASA, Ser. A
2,669
     120    Leif Hoegh & Co. ASA
1,366
     350    Merkantildata ASA
3,147
     700    NCL Holdings ASA
1,503
   1,150    Norsk Hydro ASA
46,871
     100    Norske Skogindustrier ASA, Ser. A
3,261
     600    Orkla ASA, Ser. A
9,199
     160    Orkla ASA, Ser. B                       $
2,132
     200    Petroleum Geo Services
3,054
     140    Sas Norge ASA
1,205
     200    Schibsted ASA
2,381
      80    Smedvig ASA
895
   1,100    Storebrand ASA, Ser. A
8,113
     200    Tomra Systems ASA
7,453
                                                    --------
----

122,650
------------------------------------------------------------
Portugal--0.8%
     878    Banco Comercial Portugues SA
26,540
     520    Banco Espirito Santo e Comercial de
               Lisboa
14,001
     300    BPI-SGPS SA
9,117
     220    Brisa-Auto Estradas de Portugal SA
10,189
     350    Cimpor-Cimentos de Portugal, SGPS SA
9,786
      50    Companhia de Seguros Tranquilidade
1,414
   2,560    EDP-Electricadade de Portugal SA
50,521
     300    Jeronimo Martins, SGPS SA
10,688
     350    Portucel Industrial-Empresa Produtora
               de Celulose SA
1,912
     750    Portugal Telecom SA
33,594
     170    Sonae Investimentos-Sociedade
               Gestorade Participacoes Sociais SA
6,622
     100    Unicer-Uniao Cervejeira
2,127
                                                    --------
----

176,511
------------------------------------------------------------
Spain--4.1%
     200    Acerinox SA
5,074
     119    Acs Actividades Co.
3,687
     967    Autopistas del Sol SA
12,392
     218    Azucarera Ebro Agricolas
4,279
   8,610    Banco Bilbao Vizcaya SA
128,274
   4,713    Banco Central Hispanoamericano
59,072
   4,686    Banco Santander SA
96,120
   2,028    Corporacion Bancaria de Espana
48,736
      54    Corporacion Financiera Alba SA
7,724
     216    Corporacion Mapfre
4,279
     200    Dragados & Construcciones SA
6,564
   4,110    Endesa SA
103,739
     220    Fomento de Construcion Y Contra
13,538

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of March 31, 1999
PRUDENTIAL INDEX SERIES FUND
(Unaudited)
PRUDENTIAL EUROPE INDEX FUND
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Spain (cont'd.)
     632    Gas Natural SDG SA                      $
58,336
   3,756    Iberdrola SA
55,633
     210    Metrovacesa SA
4,908
   1,330    Repsol SA
68,490
     164    Sociedade General de Aguas de
               Barcelona SA
9,862
     740    Tabacalera SA, Ser. A
14,995
   4,384    Telefonica de Espana SA
185,955
     709    Telepizza
5,412
   1,073    Union Electrica Fenosa SA
16,021
     300    Vallehermoso SA
3,206
     100    Viscofan Industria Navarra Envolturas
               Celuosicas SA
1,324
     169    Zardoya Otis SA
4,247
                                                    --------
----

921,867
------------------------------------------------------------
Sweden--3.7%
   3,000    ABB AB, Ser. A
37,213
   1,100    ABB AB, Ser. B
13,645
     500    AGA AB, Ser. A
6,263
     400    AGA AB, Ser. B
5,010
      50    Asticus AB
705
   5,600    Astra AB, Ser. A
128,372
   1,400    Astra AB, Ser. B
31,752
     500    Atlas Copco AB, Ser. A
13,560
     200    Atlas Copco AB, Ser. B
5,302
     100    Diligentia AB
791
     500    Drott AB
4,408
   1,700    Electrolux AB, Ser. B
33,698
   1,500    Forenings Sparbanken AB, Ser. A
35,297
     850    Hennes & Mauritz AB, Ser. B
64,089
     400    NetCom Systems AB
13,620
     400    OM Gruppen AB
5,010
     800    Sandvik AB, Ser. A
15,955
     200    Sandvik AB, Ser. B
3,989
   1,200    Securitas AB, Ser. B
18,971
   2,000    Skandia Forsakring AB
37,213
   2,200    Skandinaviska Enskilda Banken, Ser. A
26,888
     500    Skanska AB, Ser. B
17,025
     100    SKF AB, Ser. A
1,405
     200    SKF AB, Ser. B
2,846
     800    Svenska Cellulosa AB, Ser. B            $
17,366
     900    Svenska Handelsbanken, Ser. A
31,357
      50    Svenska Handelsbanken, Ser. B
1,605
     300    Svenskt Stal AB, Ser. A
3,758
   1,300    Swedish Match AB
4,553
   8,100    Telefonaktiebolaget LM Ericsson
197,008
     400    Trelleborg AB, Ser. B
3,867
     600    Volvo AB, Ser. A
15,505
   1,300    Volvo AB, Ser. B
34,069
     300    Wm-Data AB, Ser. B
11,711
                                                    --------
----

843,826
------------------------------------------------------------
Switzerland--10.0%
      33    ABB AG
43,654
      15    ABB AG (Registered)
3,973
      70    Adecco SA
35,517
      25    Alusuisse-Lonza Holding AG
               (Registered)
27,497
   1,090    Credit Suisse Group
203,250
       7    Fischer (Georg) AG
2,317
      10    Forbo Holding AG
4,155
      20    Holderbank Financiere Glarus AG
22,363
      35    Holderbank Financiere Glarus AG
               (Registered)
9,305
       2    Jelmoli Holding AG
1,897
       1    Kuoni Reisen AG
3,716
      10    Merkur Holding AG
2,351
     162    Nestle SA
294,307
     254    Novartis AG
412,023
      25    Novartis AG (Registered)
40,705
       7    Roche Holdings AG
124,853
      29    Roche Holdings AG (Registered)
353,648
      50    Sairgroup
10,759
       1    Schindler Holding AG
1,553
       3    Schindler Holding AG (Registered)
5,057
      56    Schweizerische Rueckversicherungs-
               Gesellschaft
123,907
       3    SGS Societe Generale de Surveillance
               Holding SA
2,471
      10    SGS Societe Generale de Surveillance
               Holding SA (Registered)
2,121
       7    Sika Finanz AG
1,866

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of March 31, 1999
PRUDENTIAL INDEX SERIES FUND
(Unaudited)
PRUDENTIAL EUROPE INDEX FUND
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Switzerland (cont'd.)
      14    SMH AG                                  $
8,891
      50    SMH AG (Registered)
6,942
      10    Sulzer AG
6,384
     300    Swisscom AG
117,151
     881    UBS-Union Bank of Switzerland
276,773
     190    Zurich Versicherungs-Gesellschaft
121,562
                                                    --------
----

2,270,968
------------------------------------------------------------
United Kingdom--30.5%
   5,850    Abbey National plc
120,973
   6,550    Allied Zurich
88,290
     840    Anglian Water plc
10,305
   3,050    Arjo Wiggins Appleton plc
6,844
   3,450    Associated British Foods plc
24,254
   4,400    BAA plc
49,010
   6,350    Barclays plc
182,874
     750    Barratt Development plc
3,572
   3,457    Bass plc
46,849
   1,450    BBA Group plc
9,901
  16,629    BG plc
97,847
   1,450    BICC plc
2,200
   2,800    Blue Circle Industries plc
16,091
   2,100    BOC Group plc
29,222
   4,100    Boots Co. plc
59,435
     550    Bowthorpe plc
3,787
   1,900    BPB plc
8,281
   7,500    British Aerospace plc
50,124
   4,350    British Airways plc
30,318
   6,550    British America Tobacco plc
54,666
   1,900    British Land Co. plc
16,363
  39,950    British Petroleum Co. plc
675,223
   7,050    British Sky Broadcasting plc
60,944
   7,800    British Steel plc
15,991
  26,450    British Telecom plc
430,398
   1,400    Bunzl plc
5,503
     750    Burmah Castrol plc
11,502
   9,800    Cable & Wireless plc
121,973
   4,300    Cadbury Schweppes plc
61,779
   1,800    Caradon plc
3,966
   2,100    Carlton Communications plc
20,713
  16,800    Centrica plc                            $
29,561
   1,750    Coats Viyella plc
1,243
     300    Cobham plc
4,511
   5,350    Commercial Union plc
84,120
   2,900    Compass Group plc
33,566
     850    De La Rue plc
3,094
  15,005    Diageo plc
168,468
   1,400    Electrocomponents plc
10,503
   1,170    Elementis plc
1,757
   3,050    EMI Group plc
21,799
     850    English China Clay plc
3,170
   1,800    FKI plc
4,562
  11,400    General Electric Co. plc
102,413
   2,900    GKN plc
43,678
  14,950    Glaxo Wellcome plc
501,258
   3,850    Granada Group plc
77,688
   1,000    Great Portland Estates plc
3,204
   4,200    Great Universal Stores plc
45,596
   3,047    Guardian Royal Exchange plc
18,015
  10,550    Halifax plc
129,435
     900    Hammerson plc
6,066
   2,000    Hanson plc
17,935
     400    Hepworth plc
1,082
   3,600    HSBC Holdings plc (GBP)
116,055
   7,350    HSBC Holdings plc (HKD)
234,692
     300    Hyder plc
3,802
   1,050    IMI plc
4,466
   3,400    Imperial Chemical Industries plc
30,462
   7,850    J. Sainsbury plc
48,661
     750    Johnson Matthey plc
5,648
   5,650    Kingfisher plc
71,051
   4,450    Ladbroke Group plc
20,689
     400    Laird Group plc
1,427
   2,000    Land Securities plc
26,475
   3,350    LASMO plc
6,814
   5,400    Legal & General Group plc
63,897
     200    Lex Service plc
1,329
  22,150    Lloyds TSB Group plc
333,610
     663    Lonrho plc
4,891
   5,500    Lucas Varity plc
25,415
  12,200    Marks & Spencer plc
80,302
   1,156    MEPC plc
8,024
     250    Meyer International plc
1,614

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of March 31, 1999
PRUDENTIAL INDEX SERIES FUND
(Unaudited)
PRUDENTIAL EUROPE INDEX FUND
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
United Kingdom (cont'd.)
   2,000    Misys plc                               $
20,276
   6,052    National Grid Co. plc
44,233
   4,900    National Power plc
37,612
   1,400    Next plc
16,046
     360    Ocean Group plc
5,416
   2,500    P & O Finance plc
36,483
   2,500    Pearson plc
57,227
   3,850    Pilkington plc
5,159
     916    Provident Financial plc
14,255
   8,150    Prudential Corp. plc
106,239
   1,000    Racal Electronic plc
6,433
   2,150    Railtrack Group plc
49,146
   3,000    Rank Group plc
10,957
   4,600    Reed International plc
40,916
  11,900    Rentokil Initial plc
72,999
   6,066    Reuters Group plc
88,914
   1,477    Rexam plc
4,900
   4,400    Rio Tinto Finance plc
60,730
   1,000    RMC Group plc
13,447
   5,600    Rolls-Royce plc
23,730
   6,550    Royal & Sun Alliance Insurance Group
               plc
61,856
   3,650    Royal Bank Scotland Group plc
79,604
   1,750    Rugby Group plc
3,164
   4,100    Safeway plc
16,050
   1,125    Schroders plc
26,261
   2,450    Scottish & Newcastle plc
26,657
   3,400    Scottish Hydro-Electric plc
30,764
   4,750    ScottishPower plc
41,560
  15,745    Siebe plc
69,325
   1,350    Slough Estates plc
6,941
  22,850    Smithkline Beecham plc
329,952
   1,150    Smiths Industries plc
16,838
   1,300    St. James's Place Capital plc
5,173
   4,000    Stagecoach Holdings plc
14,626
   3,471    Tarmac plc
5,925
   1,600    Tate & Lyle plc
10,771
   1,250    Taylor Woodrow plc                      $
3,602
  28,150    Tesco plc
74,639
   1,191    Thames Water plc
18,073
   1,850    TI Group plc
11,976
     950    Unigate plc
6,740
  13,600    Unilever plc
126,019
   1,155    United Biscuits Holding plc
3,524
   2,000    United Utilities plc
23,892
     766    Vickers plc
1,651
  12,950    Vodafone Group plc
240,409
   2,492    Williams plc
16,091
   2,150    Wolseley plc
16,313
   4,000    Zeneca Group plc
189,454
                                                    --------
----

6,914,214
                                                    --------
----
            Total common stocks
               (cost US$18,595,453)
21,917,180
                                                    --------
----
------------------------------------------------------------
PREFERRED STOCKS--0.5%
------------------------------------------------------------
Germany--0.5%
      10    Dyckerhoff AG, DM 21.43
2,699
      10    Friedrich Grohe AG, DM 24.00
2,450
     150    MAN AG, DM 1.60
2,931
     510    RWE AG, DM 1.80
14,976
     180    Sap AG, EUR 1.60
57,909
     400    Volkswagen AG, DM 1.60
16,021
                                                    --------
----

96,986
------------------------------------------------------------
Italy
   4,500    Fiat SpA, L 120.00(a)
7,579
                                                    --------
----
            Total preferred stocks
               (cost US$111,336)
104,565
                                                    --------
----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of March 31, 1999
PRUDENTIAL INDEX SERIES FUND
(Unaudited)
PRUDENTIAL EUROPE INDEX FUND
------------------------------------------------------------

Warrants/
Units         Description                     Value (Note 1)
------------------------------------------------------------
WARRANTS(a)
------------------------------------------------------------
France
      20    Axa-UAP, expiring 12/31/01              $
102
------------------------------------------------------------
Germany
      12    Muenchener
               Ruckversicherungs-Gesellschaft AG,
               expiring 6/3/02
428
------------------------------------------------------------
Italy
     400    Mediobanca SpA, expiring 12/31/00
1,213
                                                    --------
----
            Total warrants (cost US$0)
1,743
                                                    --------
----
COMMON STOCK UNITS(a)
    --------------------------------------------------------
----
Ireland
   2,600    Waterford Wedgewood plc
               (cost US$3,396)
2,049
                                                    --------
----
            Total long-term investments
               (cost US$18,710,185)
22,025,537
                                                    --------
----
SHORT-TERM INVESTMENTS--1.2%

Principal
Amount
------------------------------------------------------------
U.S. Government Securities--0.2%
            U.S. Treasury Bills
 $50,000    4.37%, 6/17/99(b)
               (cost US$49,533)
49,521
                                                    --------
----
------------------------------------------------------------
Repurchase Agreement--1.0%
 227,000    Joint Repurchase Agreement Account
               4.91%, 4/1/99
               (cost US$227,000; Note 5)
227,000
                                                    --------
----
            Total short-term investments
               (cost US$276,533)
276,521
                                                    --------
----
Total Investments--98.3%
            (cost US$18,986,718; Note 4)            $
22,302,058
            Other assets in excess of
               liabilities--1.7%
388,769
                                                    --------
----
            Net Assets--100%                        $
22,690,827
                                                    --------
----
                                                    --------
----

---------------
(a) Non-income producing security.
(b) Pledged as collateral for financial futures contracts.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 1999 was as follows:

Finance...............................................
23.1%
Utilities.............................................
15.0
Health Technology.....................................
10.6
Energy Minerals.......................................
8.3
Consumer Non-Durables.................................
7.3
Process Industries....................................
6.2
Electronic Technology.................................
5.2
Retail Trade..........................................
4.6
Producer Manufacturing................................
3.8
Consumer Durables.....................................
3.2
Commercial Services...................................
2.3
Consumer Services.....................................
2.1
Transportation........................................
1.8
Non-Energy Minerals...................................
1.4
Industrial Services...................................
1.1
Technology Services...................................
1.1
Repurchase Agreement..................................
1.0
U.S. Government Obligations...........................
0.2
                                                        ----
-

98.3
Other assets in excess of liabilities.................
1.7
                                                        ----
-

100.0%
                                                        ----
-
                                                        ----
-

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

PRUDENTIAL INDEX SERIES FUND
Statement of Assets and Liabilities (Unaudited)
PRUDENTIAL EUROPE INDEX FUND
------------------------------------------------------------
--------------------

Assets
March 31, 1999

--------------
Investments, at value (cost
$18,986,718)................................................
 ...................       $ 22,302,058
Foreign currency, at value (cost
$355,625)...................................................
 ..............            350,910
Cash........................................................
 ...............................................
731
Dividends and interest
receivable..................................................
 ........................             94,983
Due from
Manager.....................................................
 ......................................             77,556
Receivable for Fund shares
sold........................................................
 ....................              7,137
Due from broker- variation
margin......................................................
 ....................              6,527
Deferred expenses and other
assets......................................................
 ...................                112
Forward currency contracts-net amount receivable from
counterparties.......................................
20

--------------
   Total
assets......................................................
 ......................................         22,840,034

--------------
Liabilities
Accrued expenses and other
liabilities.................................................
 ....................            128,762
Foreign withholding taxes
payable.....................................................
 .....................             18,925
Payable for Fund shares
reacquired..................................................
 .......................              1,520

--------------
   Total
liabilities.................................................
 ......................................            149,207

--------------
Net
Assets......................................................
 ...........................................       $
22,690,827

--------------

--------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ..........       $     18,826
   Paid-in capital in excess of
par.........................................................
 ...............         19,428,096

--------------

19,446,922
   Distribution in excess of net investment
income......................................................
 ...           (134,565)
   Accumulated net realized gains on investment transactions
and foreign currencies........................
62,563
   Net unrealized appreciation on investments and foreign
currencies.......................................
3,315,907

--------------
Net assets, March 31,
1999........................................................
 .........................       $ 22,690,827

--------------

--------------
Net asset value per share
   ($22,690,827 / 1,882,563 shares of beneficial interest
issued and outstanding)..........................       $
12.05

--------------

--------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

PRUDENTIAL INDEX SERIES FUND
PRUDENTIAL EUROPE INDEX FUND
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                   Ended
Net Investment Income                          March 31,
1999
Income
   Dividends (net of foreign withholding
      taxes
      of $7,974)............................    $    124,110
   Interest.................................           7,907
                                               -------------
-
      Total Income..........................         132,017
                                               -------------
-
Expenses
   Management fee...........................          42,212
   Custodian's fees and expenses............         125,000
   Reports to shareholders..................          22,000
   Registration fees........................          17,000
   Audit fee and expenses...................           9,000
   Legal fees and expenses..................           6,000
   Trustees' fees...........................           3,000
   Transfer agent's fees and expenses.......           2,000
   Miscellaneous............................             529
                                               -------------
-
      Total expenses........................         226,741
   Less: Subsidy expense (Note 2)...........
(163,433)
                                               -------------
-
      Net expenses..........................          63,308
                                               -------------
-
Net investment income.......................          68,709
                                               -------------
-
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency Transactions
Net realized gain (loss) on:
   Investment transactions..................          26,079
   Foreign currency transactions............
(13,050)
   Financial futures transactions...........          64,139
                                               -------------
-
                                                      77,168
                                               -------------
-
Net change in unrealized appreciation
   (depreciation) on:
   Investments..............................       2,734,711
   Foreign currencies.......................
(10,720)
   Financial futures........................          18,186
                                               -------------
-
                                                   2,742,177
                                               -------------
-
Net gain on investments and foreign
   currencies...............................       2,819,345
                                               -------------
-
Net Increase in Net Assets
Resulting from Operations...................    $  2,888,054
                                               -------------
-
                                               -------------
-

PRUDENTIAL INDEX SERIES FUND
PRUDENTIAL EUROPE INDEX FUND
Statement of Operations (Unaudited)
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                Six Months      October 1,
1997(a)
                                   Ended
Through
Increase (Decrease)              March 31,         September
30,
in Net Assets                      1999                1998
Operations
   Net investment income......  $    68,709         $
288,375
   Net realized gain on
      investments and foreign
      currency transactions...       77,168
37,994
   Net change in unrealized
     appreciation/depreciation
      on investments and
      foreign currencies......    2,742,177
573,730
                                -----------    -------------
--------
   Net increase in net assets
      resulting from
      operations..............    2,888,054
900,099
                                -----------    -------------
--------
Dividends and distributions
   (Note 1):
   Dividends from net
      investment income.......     (403,257)
(108,089)
                                -----------    -------------
--------
   Distributions from net
      realized gains..........      (52,600)          --
                                -----------    -------------
--------
Fund share transactions (Note
   6):
   Net proceeds from shares
      sold....................    2,987,825
18,141,700
   Net asset value of shares
      issued in reinvestment
      of
      dividends and
      distributions...........      455,044
108,032
   Cost of shares
      reacquired..............   (1,210,549)
(1,015,432)
                                -----------    -------------
--------
   Net increase in net assets
      from Fund share
      transactions............    2,232,320
17,234,300
                                -----------    -------------
--------
Total increase................    4,664,517
18,026,310
Net Assets
Beginning of period...........   18,026,310           --
                                -----------    -------------
--------
End of period(b)..............  $22,690,827
$18,026,310
                                -----------    -------------
--------
                                -----------    -------------
--------
---------------
(a) Commencement of investment
  operations.
(b) Undistributed net
    investment income.........  $   --              $
213,033
                                -----------    -------------
--------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

PRUDENTIAL INDEX SERIES FUND
Notes to Financial Statements (Unaudited)
PRUDENTIAL EUROPE INDEX FUND
------------------------------------------------------------
--------------------
Prudential Index Series Fund, (the 'Company'), is registered under the
Investment Company Act of 1940 as an open-end diversified management investment company. The Company was established as a Delaware business trust on May 11,
1992 and currently consists of five separate Funds.
Prudential Europe Index Fund
(the 'Fund') commenced investment operations on October 1, 1997 when 1,500,000 shares of beneficial interest of the Fund were sold for $15,000,000 to The
Prudential Insurance Company of America ('The Prudential').

The Fund's investment objective is to seek to provide
investment results that
correspond to the price and yield performance of a broad-
based index of
securities of European issuers, currently the Morgan Stanley
Capital
International Europe Index.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities for which the primary market is on an exchange, are valued at the last sale price on such exchange on the day of valuation or, if there were no sales on such day, at the mean between the last bid and asked prices on such day or at the bid price in the absence of an asked price.
Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued by an independent pricing agent or a principal market maker. Securities for which reliable market quotations are not available or for which the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the subadviser, does not represent fair value, are valued at fair value as determined by procedures established by the Company's Trustees.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Company's policy that its custodian or designated subcustodians, under triparty repurchase agreements, as the case may be, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest.
To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the closing rates of exchange;

(ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities sold during the fiscal period. Accordingly, realized foreign currency gains
(losses) are included in the reported net realized gains on investment transactions.

Net realized losses on foreign currency transactions represent net foreign exchange gains or losses from forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of interest, dividends and foreign taxes recorded on the Fund's books and the U.S.
dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at fiscal period end exchange rates are reflected as a component of unrealized appreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to
purchase or sell a foreign currency at a future date at a
negotiated forward
rate. The Fund enters into forward currency contracts in
order to hedge its
exposure to changes in foreign currency exchange rates on
its foreign
------------------------------------------------------------
--------------------
                                       14

PRUDENTIAL INDEX SERIES FUND
Notes to Financial Statements (Unaudited)
PRUDENTIAL EUROPE INDEX FUND
------------------------------------------------------------
--------------------
portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on settlement date of the contract equal to the difference between settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or commodities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as
'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value. Under a variety of circumstances, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying assets.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses from investment and foreign currency transactions are calculated on the identified cost basis.
Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Taxes: It is the Fund's policy to meet the requirements of the Internal Revenue
Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Reclassification of Capital Accounts: The Fund accounts for
and reports
distributions to shareholders in accordance with American
Institute of Certified
Public Accountants (AICPA), Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies. The
effect of applying
this Statement of Position was to reclassify $13,050 of
foreign currency losses
from accumulated net realized gains on investments to
distributions in excess of
net investment income. Net investment income, net realized
gains and net assets
were not affected by this change.
------------------------------------------------------------
Note 2. Agreements

The Company has a management agreement with Prudential
Investments Fund
Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Company, occupancy and certain clerical and bookkeeping costs of the Company. The Company bears all other costs and expenses.

The management fee paid to PIFM is computed daily and payable monthly at an annual rate of .40 of 1% of the average daily net assets of the Fund.

PIFM has agreed to subsidize the operating expenses of the
Fund so that total
Fund operating expenses do not exceed .60% on an annualized
basis of the Fund's
average daily net assets. This voluntary waiver may be
terminated at any time
without notice. For the six months ended March
------------------------------------------------------------
--------------------
                                       15

PRUDENTIAL INDEX SERIES FUND
Notes to Financial Statements (Unaudited)
PRUDENTIAL EUROPE INDEX FUND
------------------------------------------------------------
--------------------
31, 1999, PIFM subsidized $163,433 of the expenses of the Fund (1.55% of average daily net assets, annualized, or $0.09 per share).

The Fund has a distribution agreement with PIMS, which acts as the distributor of the Fund. No distribution or service fees are paid to PIMS as distributor of the Fund.

PIFM, PIMS and PIC are wholly owned subsidiaries of The
Prudential.

As of March 11, 1999, the Fund, along with other
unaffiliated registered
investment companies (the 'Funds'), entered into a
syndicated agreement ('SCA')
with an unaffiliated lender. The maximum commitment under
the SCA is $1 billion.
The Funds pay a commitment fee at an annual rate of .065 of
1% on the unused
portion of the credit facility, which is accrued and paid
quarterly on a pro
rata basis by the Funds. The SCA expires on March 9, 2000.
Prior to March 11,
1999, the Funds had a credit agreement with a maximum
commitment of
$200,000,000. The commitment fee was .055 of 1% on the
unused portion of the
credit facility. The Fund did not borrow any amounts
pursuant to either
agreement during the six months ended March 31, 1999. The
purpose of the
agreements is to serve as an alternative source of funding
for capital share
redemptions.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Company's transfer agent. During the six
months ended March 31,
1999, the Fund incurred fees of approximately $1,800 for the services of PMFS.
As of March 31, 1999, approximately $400 of such fees were
due to PMFS. Transfer
agent fees and expenses in the Statement of Operations
include certain
out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 1999 were $1,936,525 and $249,378, respectively.

The United States federal income tax cost basis of the Fund's investments at
March 31, 1999 was $19,126,322 and, accordingly, net unrealized appreciation for federal income tax purposes was $3,175,736 (gross unrealized appreciation--$4,168,821; gross unrealized depreciation--
$993,085).

At March 31, 1999, the Fund had open buys of 100 EUROTOP and
40 FTSE 100
financial futures contracts expiring on June 19, 1999.

The unrealized appreciation on such contracts as of March
31, 1999 were as
follows:

                               Value at         Value on
Unrealized
                              Acquisition    March 31, 1999
Appreciation
                              -----------    --------------
------------
EUROTOP.....................   $ 292,300        $292,800
$  500
FTSE 100....................     200,690         203,886
3,196
FTSE 100....................      87,489          89,627
2,138

-----

$5,834

-----

-----

At March 31, 1999, the Fund had outstanding forward currency contracts to sell foreign currencies as follows:

                                    Value at
       Forward Currency          Settlement Date    Current
Unrealized
        Sale Contracts             Receivable        Value
Appreciation
-------------------------------  ---------------    -------
------------
Great Britain Pound,
 expiring 4/1/99...............      $20,020        $20,000
$ 20
                                      ------        -------
----
                                      ------        -------
----

------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account

The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of March
31, 1999, the Fund
had a .04% undivided interest in the repurchase agreements in the joint account.
This undivided interest represented $227,000 in principal amount. As of such date, the repurchase agreement in the joint account and the value of the collateral therefore was as follows:

Bear, Stearns & Co., Inc., 4.92%, in the principal amount of
$170,000,000,
repurchase price $170,023,223, due 4/1/99. The value of the collateral including accrued interest was $174,282,442.

Salomon Smith Barney, Inc., 4.90%, in the principal amount of $170,000,000, repurchase price $170,023,139, due 4/1/99. The value of the collateral including accrued interest was $174,947,170.

Morgan Stanley Dean Witter, 4.90%, in the principal amount
of $170,000,000,
repurchase price $170,023,139, due 4/1/99. The value of the
collateral including
accrued interest was $173,474,773.
------------------------------------------------------------
--------------------
                                       16

PRUDENTIAL INDEX SERIES FUND
Notes to Financial Statements (Unaudited)
PRUDENTIAL EUROPE INDEX FUND
------------------------------------------------------------
--------------------
SBC Warburg Dillon Read, Inc., 4.97%, in the principal
amount of $44,773,000,
repurchase price $44,779,181, due 4/1/99. The value of the
collateral including
accrued interest was $45,668,747.
------------------------------------------------------------
Note 6. Capital

The Fund has authorized an unlimited number of Class Z shares of beneficial interest at $.001 par value per share. Class Z shares are not subject to any sales or redemption charges and are offered exclusively for sale to a limited group of investors. Transactions in shares of beneficial interest were as follows:

Six months ended March 31, 1999:                     Shares
---------------------------------------------------  -------
--
Shares sold........................................
249,936
Shares issued in reinvestment of dividends and
  distributions....................................
39,397
Shares reacquired..................................
(101,569)
                                                     -------
--
Net increase in shares outstanding.................
187,764
                                                     -------
--
                                                     -------
--

October 1, 1997(a) through September 30, 1998:
---------------------------------------------------
Shares sold........................................
1,771,843
Shares issued in reinvestment of dividends and
  distributions....................................
11,206
Shares reacquired..................................
(88,250)
                                                     -------
--
Net increase in shares outstanding.................
1,694,799
                                                     -------
--
                                                     -------
--

As of March 31, 1999, 1,544,903 of the outstanding shares
were owned by The
Prudential.
---------------
(a) Commencement of investment operations.
------------------------------------------------------------
--------------------
                                       17

PRUDENTIAL INDEX SERIES FUND
Financial Highlights (Unaudited)
PRUDENTIAL EUROPE INDEX FUND
------------------------------------------------------------
--------------------

Six Months         October 1, 1997(a)

Ended                Through

March 31,           September 30,

1999                   1998

-----------        ------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period..................................................
$ 10.64               $  10.00

-----------               ------
Income from investment operations
Net investment
income(c)...................................................
 ...........            .04                    .18
Net realized and unrealized gain on investment and foreign
currency transactions......           1.63
 .53

-----------               ------
   Total from investment
operations..................................................
 .           1.67                    .71

-----------               ------
Less distributions
Dividends from net investment
income..................................................
(.23)                  (.07)
Distributions from net realized
gains.................................................
(.03)                    --

-----------               ------
   Total
distributions...............................................
 .................           (.26)                  (.07)

-----------               ------
Net asset value, end of
period......................................................
 ..        $ 12.05               $  10.64

-----------               ------

-----------               ------
TOTAL
RETURN(d):..................................................
 ....................          15.80%                  7.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).......................................................
$22,691               $ 18,026
Average net assets
(000).......................................................
 .......        $21,164               $ 17,728
Ratios to average net assets:(b)/(c)

Expenses....................................................
 .......................            .60%
 .60%
   Net investment
income......................................................
 ........            .65%                  1.64%
Portfolio
turnover....................................................
 ................              1%                     4%

---------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Net of expense subsidy.
(d) Total return is calculated assuming a purchase of shares on the first day
    and a sale on the last day of each period reported and
includes reinvestment
    of dividends and distributions. Total returns for
periods of less than a
    full year are not annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     18

Getting The Most From Your Prudential Mutual Fund
How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes, called tranches.
These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to
member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government in the U.S.
market and denominated in U.S. dollars.

Getting The Most From Your Prudential Mutual Fund
When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco
Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It? Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction--there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses
A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally.
Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report, and information about the Fund's portfolio holdings, are for the period covered by this report, and are subject to change thereafter.

The accompanying financial statements as of March 31, 1999, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

 BULK RATE
U.S. POSTAGE
   PAID
Permit 6807
New York, NY

74431F811          MF174E8


(ICON)

Prudential
Pacific
Index Fund

SEMI
ANNUAL
REPORT
March 31, 1999

(LOGO)

Prudential Pacific Index Fund
A Series of the Prudential Index Series Fund

Performance At A Glance
Attracted by low share prices, and buoyed by signs that Pacific economies might be stabilizing, investors returned to the Pacific region dramatically during our six-month reporting period, pushing the MSCI Pacific Free Index up
40% in U.S. dollars. Japan accounts for three-fourths of the Index, and double- and triple-digit gains were predominant among Japanese stocks as foreign investors raced to get in on the ground floor of any recovery. The Prudential Pacific Index Fund performed in line with its Index target, and more than five percentage points ahead of actively managed Pacific
Region funds, as measured by Lipper, Inc.

Cumulative Total Returns1                      As of 3/31/99
                                Six            One
Since
                               Months          Year
Inception2
Class Z                    39.58% (38.95)   9.87% (8.50)   -
11.11% (-12.72)
Lipper Pacific
Region Fund Avg.3              32.19            0.61
-21.39
MSCI Pacific Free Index4       40.31           10.66
-9.33

Average Annual Total Returns1                             As
of 3/31/99
                   One              Since
                   Year          Inception2
Class Z         9.87% (8.50)   -7.48% (-8.60)

Past performance is not indicative of future results.
Principal
and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper,
Inc.
Without waiver of management fees and/or expense subsidization, the Fund's cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception date: Class Z, 9/24/97. The Lipper and Factset reporting period begins 9/30/97.

3 The Lipper Since Inception return is for all funds in the Pacific
Region Fund category.

4 Source: Morgan Stanley Capital International, based on data retrieved by Factset. The Morgan Stanley Capital International
(MSCI) Pacific Free Index is an unmanaged, diversified, capitalization-weighted index currently consisting of 522 equity securities listed on the stock exchanges of Australia,
Japan, Hong Kong, New Zealand, and Singapore. The Fund is neither sponsored by, nor affiliated with, Morgan Stanley & Co. Incorporated.
The benchmark return shown does not reflect the reduction of foreign dividend withholding taxes. Investors cannot invest directly in an index.

How Investments Compared
(As of 3/31/99)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results.
The risks to each of the investments listed above are different--we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth, but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly), and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value;
they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Portfolio Manager's Report
(PHOTO)

John Moschberger
Fund Manager

Investment Goals and Style
The Prudential Pacific Index Fund seeks to provide investment results that correspond to the price and yield of a broad-based index of stocks of Pacific Region issuers. Currently, we use the Morgan Stanley Capital International
(MSCI)
Pacific Free Index. ("Free" means that it includes only companies that are open to foreign investors.) Over the past six months, the
MSCI Pacific Free Index represented stocks in Japan,
Australia,
Hong Kong, Singapore, and New Zealand. Malaysia was removed from the Index at the start of our period because it imposed controls on capital movement. Currently, Japanese stocks represent about 80% of the MSCI Pacific Free Index. There can be no assurance that the
Fund will achieve its investment objective.


Market Review
Japan. Japan alone accounts for about three-fourths of the MSCI
Pacific Free Index. Japanese stocks saw an extraordinary bounce-- averaging more than 40%--with negative returns for only a handful.
The two largest companies, by far, are Toyota Motor Corporation, and Nippon Telephone and Telegraph. Together they account for more than 10% of the market value of Pacific Free
Index stocks, and each gained 30% or more in the six-month reporting period. Even more striking was Bank of Tokyo-Mitsubishi (about 3% of the Index), which more than doubled in this period.
Indeed, despite the troubled state of Japan's banking industry, other large banks, such as Sumitomo, Fuji, Sakura, Tokai, and
Asahi, also saw very large gains. It appears that the low prices of the stocks, the prospect of economic recovery in Japan, and the government's efforts to restructure the industry-- which included investing 7.5 trillion yen, closing some banks, and forcing others into mergers--made a very attractive package to overseas investors. However, many companies on the Index with much smaller capitalizations tended to have even higher returns than those of the well-known giant companies.Australia. The second largest country component (10%) of the MSCI Pacific Free Index is
Australia, which has the soundest economy in the region (and one of the fastest-growing in the world). Its GDP grew 5.1% in 1998, and its stocks contributed a 31% return to the Index.
Telstra,
Australia's dominant telecommunications company and one of its largest, returned 88%. National Australia Bank is about the same size in market capitalization, and it returned 53% for our six-month reporting period. Australia deregulated its financial sector in the 1980s. By the time the regional financial crisis hit, its banks had adequate credit controls in place. Troubled debt now amounts to only 1% of outstanding loans. Westpac Banking, another large banking firm, returned 35%. Broken Hill Proprietary, a large commodities conglomerate, is the third largest Australian firm on the Index. The prices of commodities--the focus of Australia's exports--began to rise during our reporting period, pushing Broken
Hill's return to 21%.

Hong Kong. Hong Kong accounts for about 8% of the Index, and its components averaged a 39% gain. Six of the nine largest contributions to the return were from companies predominantly in property and development, including two that more than doubled in market value over the six months: Sun Hung Kai Properties and Sino Land Co. have been one of the mainstays of the

Hong Kong economy, and investors appear convinced that the worst impact of the regional recession is over. Other major contributors to the return included Hutchison Whampoa (a conglomerate primarily in shipping, telecommunications, retail, and oil--up 51%) and Hang
Seng Bank (up 50%).

Singapore. Singapore is a much smaller (3%) component of the Index, so its 49% return had less impact than the countries we have already discussed. Three banks, two of which more than doubled in value, had the greatest positive impact. A development company City Developments
(returning 137%), and Singapore Airlines (28%) had the next greatest impact.

Portfolio Composition
Sectors expressed as a percentage of net assets as of 3/31/99

Japan                  77.1%
Australia               9.6
Hong Kong               7.3
Cash & Equivalents      3.0
Singapore               2.4
New Zealand             0.6

Source: Prudential

How the MSCI Pacific Index Performed Since the Fund's
Inception*
(GRAPH)

The performance cited does not represent the performance of the
Prudential Pacific Index Fund. Investors cannot invest directly in an index.

*The actual inception date for Class Z is 9/24/97. The
Lipper
reporting period begins 9/30/97.

Source: Lipper, Inc.


New Zealand. The revival of global prices for forest products helped push the average return of New Zealand's small (less than 1%) representation on the Index to 31% by significantly boosting the prospects of Fletcher Challenge and Carter Holt Harvey. However, the largest single New Zealand component of the Index
(though, less than half a percent) is Telecom Corporation of New
Zealand, which had a 31% return.

Looking Ahead
Japan accounts for the lion's share of the Pacific markets. There are signs that the process of restructuring large Japanese firms has begun. Although unemployment there is rising, and the economy is not likely to recover quickly, stock prices are moving upward in anticipation of positive changes. Elsewhere in the Pacific, economic restructuring and recovery is more advanced.
We see no reason to expect these trends to reverse.

A Message to Our Shareholders                         May
19, 1999

Dear Shareholder:

As 1999 began, major index advances have been driven by the stocks of a handful of very large companies. These stocks were getting more and more expensive--out of proportion to their earnings expectations.
As a result, there was a substantial disparity in value between large and small companies, and between growth and value stocks.
In recent months, however, that gap has started to narrow amid news of strong economic growth.

Our current economic environment has prompted many investors to turn to value stocks that typically fare better in a growing economy, and have been selling at a significant discount to the market.

Many sectors of the bond market have also begun to rebound from last year's global financial crisis. Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification is critical
History shows that the markets generally bring prices in line with earnings performance, sooner or later. It also shows that two investment styles--value and growth--typically alternate in periods of superior performance.

What does this suggest? Instead of chasing popular market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented equity funds, bond funds, and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time. Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.


Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

                                                 PRUDENTIAL
INDEX SERIES FUND
Portfolio of Investments as of March 31, 1999 (Unaudited)
                                                 PRUDENTIAL
PACIFIC INDEX FUND
------------------------------------------------------------

Shares      Description                    Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--97.0%
COMMON STOCKS--96.4%
------------------------------------------------------------
Australia--9.0%
   6,600    Amcor Ltd.                             $
32,926
  11,900    AMP Ltd.
129,781
   3,109    Australian Gas Light Co.
22,087
  12,202    Boral Ltd.
17,576
   2,600    Brambles Industries, Ltd.
65,815
  20,231    Broken Hill Proprietary Co., Ltd.
171,835
  10,168    Coca Cola Amatil Ltd.
43,920
  12,807    Coles Myer Ltd.
69,206
   9,100    Colonial Ltd.
36,031
   3,300    CRA Ltd.
45,924
   9,682    Crown Ltd.(a)
4,891
   1,000    CSL Ltd.
8,292
  10,300    CSR Ltd.
22,239
   2,955    Email Ltd.
5,094
   1,249    F. H. Faulding & Co. Ltd.
7,414
  18,800    Fosters Brewing Group Ltd.
55,099
   4,907    Futuris Corp., Ltd.
6,259
  14,254    General Property Trust
24,844
   6,768    GIO Australia Holdings Ltd.
19,340
  13,251    Goodman Fielder Ltd.
13,665
   4,000    Hardie (James) Industries Ltd.
8,765
   2,788    ICI Australia Ltd.
14,613
   2,700    Leighton Holdings Ltd.
8,883
   5,549    Lend Lease Corp. Ltd.
70,403
  17,560    M.I.M. Holdings Ltd.
7,873
   2,400    Mayne Nickless Ltd.
7,881
  15,841    National Australia Bank Ltd.
286,602
   2,300    Newcrest Mining Ltd.(a)
4,474
  21,966    News Corp., Ltd.
161,908
  17,823    Normandy Mining Ltd.(a)
14,182
   7,681    North Ltd.
12,175
  10,400    Pacific Dunlop Ltd.
18,061
   9,200    Pioneer International Ltd.
18,185
   3,836    QBE Insurance Group Ltd.
15,869
   2,100    RGC Ltd.
0
   1,200    Rothmans Holdings Ltd.
10,685
   6,531    S.A. Brewing Holdings Ltd.
26,441
   6,200    Santos Ltd.
17,854
   4,000    Schroders Property Fund                $
6,113
   1,825    Smith (Howard) Ltd.
14,118
   3,258    Smorgon Steel Group Ltd.
4,115
   5,300    Star City Holdings Ltd.
5,389
   3,425    Stockland Trust Group
8,328
   2,500    Suncorp-Metway Ltd.
15,156
   3,000    TABCORP Holdings Ltd.
22,734
  55,200    Telstra Corp.
287,759
   2,200    Wesfarmers Ltd.
20,585
  12,918    Western Mining Corp. Holdings Ltd.
40,952
  13,373    Westfield Trust
28,326
  20,936    Westpac Banking Corp. Ltd.
152,042
   1,377    Westralian Sands Ltd.
3,137
  11,400    Woolworths Ltd.
36,355
                                                   ---------
---

2,152,201
                                                   ---------
---
------------------------------------------------------------
Hong Kong--7.3%
  13,000    Bank of East Asia
22,059
  35,000    Cathay Pacific Airways
40,196
  25,000    Cheung Kong Ltd.
190,333
  26,000    China Light & Power Holdings, Ltd.
124,807
  20,000    Chinese Estates Holdings
2,942
   3,000    Dickson Concept Inc.
2,439
  11,000    Hang Lung Development Co.
13,343
  21,000    Hang Seng Bank Ltd.
193,076
  44,000    Hong Kong & China Gas Co.
62,171
   4,000    Hong Kong Construction Holdings
1,626
  11,000    Hong Kong & Shanghai Hotels
8,446
   2,000    Hong Kong Aircraft Engineering Co.
               Ltd.
2,942
 130,000    Hong Kong Telecommunications Ltd.
256,660
   8,800    Hopewell Holdings Ltd.
4,258
  42,000    Hutchison Whampoa Ltd.
330,600
   9,000    Hysan Development Co.
11,730
  10,000    Johnson Electric Holdings, Ltd.
28,195
   6,000    Miramar Hotel & Investment Co.
6,310
  21,000    New World Development Co., Ltd.
41,325
  14,000    Oriental Press Group
1,264

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

                                                 PRUDENTIAL
INDEX SERIES FUND
Portfolio of Investments as of March 31, 1999 (Unaudited)
                                                 PRUDENTIAL
PACIFIC INDEX FUND
------------------------------------------------------------

Shares      Description                    Value (Note 1)
------------------------------------------------------------
Hong Kong (cont'd.)
   6,000    Peregrine Investments Holdings Ltd.    $
8
  38,000    Regal Hotel International
3,727
  16,000    Shangri-La Asia Ltd.
16,311
  14,000    Shun Tak Holdings Ltd.
2,710
  32,000    Sino Land Co.
16,827
  14,000    South China Morning Post
7,768
  26,000    Sun Hung Kai Properties Ltd.
194,592
  17,000    Swire-Pacific, Ltd. 'A'
78,972
   4,000    Television Broadcasts Ltd.
14,581
   2,000    Varitronix International, Ltd.
3,123
  23,000    Wharf Holdings Ltd.
35,318
   2,000    Wing Lung Bank
6,994
                                                   ---------
---

1,725,653
                                                   ---------
---
------------------------------------------------------------
Japan--77.1%
   4,000    77th Bank, Ltd.(a)
38,673
   1,600    Acom Co., Ltd.
113,079
   1,000    Advantest Corp.
76,416
   7,000    Ajinomoto Co., Inc.
83,340
   2,000    Alps Electric Co. Ltd.
33,691
   3,000    Amada Co. Ltd.
15,959
   1,000    Amano Corp.
7,684
   3,000    Aoki Corp.
1,951
     800    Aoyama Trading Co., Ltd.
21,616
     500    Arabian Oil Co.
8,486
  26,000    Asahi Bank Ltd.
137,212
   5,000    Asahi Breweries Ltd.
65,439
  16,000    Asahi Chemical Industry Co., Ltd.
93,625
  13,000    Asahi Glass Co. Ltd.
94,402
   5,000    Ashikaga Bank
9,668
     400    Autobacs Seven Co. Ltd.
16,381
  49,000    Bank of Tokyo-Mitsubishi, Ltd.
675,234
  12,000    Bank of Yokohama
30,398
   9,000    Bridgestone Corp.
229,503
   3,000    Brother Industries, Ltd.
9,221
   9,000    Canon Inc.
222,663
   3,000    Casio Computer Co.
20,341
   8,000    Chiba Bank
34,991
  10,000    Chichibu Onoda Cement Corp.
28,287
   2,000    Chiyoda Corp.
4,323
   2,000    Chugai Phamacy Co.
23,102
   3,000    Citizen Watch Co.
20,772
   5,000    Cosmo Oil Co.                          $
8,993
   1,700    Credit Saison Co. Ltd.
37,322
     600    CSK Corp.
18,948
   8,000    Dai Nippon Printing Co., Ltd.
121,591
   4,000    Daicel Chemical Industries, Ltd.
13,172
   4,000    Daido Steel Co.
5,674
   7,000    Daiei Inc.
20,155
   1,000    Daifuku Co. Ltd.
6,628
   3,000    Daiichi Pharmaceutical Co.
50,410
   3,000    Daikin Industries Ltd.
29,714
   2,000    Daikyo Inc.
3,901
   3,000    Daimaru Inc.
14,186
   8,000    Dainippon Ink & Chemicals, Inc.
26,412
   2,000    Dainippon Screen Manufacturing Co.,
               Ltd.
7,768
   1,400    Daito Trust Construction Co., Ltd.
14,706
   6,000    Daiwa House Industries
68,496
   2,000    Daiwa Kosho Lease Co., Ltd
7,346
  14,000    Daiwa Securities Co., Ltd.
75,065
   5,000    Denki Kagaku Kogyo K.K.
8,528
   9,000    Denso Corp.
176,687
      43    East Japan Railway Co.
255,611
   3,000    Ebara Corp.
33,134
   3,000    Eisai Co., Ltd.
62,695
   1,000    Ezaki Glico Co.
6,029
   2,700    Fanuc Ltd.
110,344
  32,000    Fuji Bank
189,411
   5,000    Fuji Photo Film Co.
189,141
   4,000    Fujikura Ltd.
21,616
   5,000    Fujita Corp.
3,842
   1,000    Fujita Kanko Inc.
9,204
  20,000    Fujitsu Ltd.
321,202
   7,000    Furukawa Electric Co. Ltd.
28,962
   1,000    Gakken Co.
1,182
   5,000    Gunma Bank
39,390
   2,000    Gunze Ltd.
4,644
   9,000    Hankyu Corp.
39,137
   2,000    Hankyu Department Stores
14,253
   3,000    Hazama Corp.
2,432
   3,000    Higo Bank Ltd.
12,640
     400    Hirose Electric Co., Ltd.
33,437
  36,000    Hitachi Ltd.
266,588
  10,000    Hitachi Zosen Corp.
12,835
   6,000    Hokuriku Bank
11,399

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

                                                 PRUDENTIAL
INDEX SERIES FUND
Portfolio of Investments as of March 31, 1999 (Unaudited)
                                                 PRUDENTIAL
PACIFIC INDEX FUND
------------------------------------------------------------

Shares      Description                    Value (Note 1)
------------------------------------------------------------
Japan (cont'd.)
  10,000    Honda Motor Co., Ltd.                  $
451,744
   1,000    House Foods Corp.
14,186
   1,000    Hoya Corp.
56,742
   2,000    Inax Corp.
13,611
  28,000    Indonesia Bank
189,141
   2,000    Isetan Co.
19,083
   3,000    Ishihara Sangyo Kaisha(a)
4,610
   4,000    Ito Yokado Co., Ltd.
257,367
  15,000    Itochu Corp.
31,158
   2,000    Itoham Foods Inc.
8,241
   2,000    Iwatani International Corp.
4,323
   1,000    JACCS Co., Ltd.
4,230
  20,000    Japan Air Lines Co.(a)
65,355
  11,000    Japan Energy Corp.
12,446
   4,000    Japan Steel Works
4,729
   2,000    JGC Corp.
4,340
   9,000    Joyo Bank
38,149
   3,000    JUSCO Co., Ltd.
52,183
  11,000    Kajima Corp.
33,437
   3,000    Kamigumi Co., Ltd.
13,932
   2,000    Kandenko Co.
13,341
   5,000    Kanebo Ltd.(a)
5,488
   4,000    Kaneka Corp.
31,749
  10,600    Kansai Electrical Power Co., Inc.
214,363
   3,000    Kansai Paint Co.
7,954
   7,000    Kao Corp.
154,564
   1,000    Katokichi Co.
13,687
  15,000    Kawasaki Heavy Industries Ltd.
32,678
   6,000    Kawasaki Kisen Ltd.
11,804
  35,000    Kawasaki Steel Corp.
59,107
   5,000    Keihin Elecetric Express Railway
               Co., Ltd.
16,339
   2,000    Kikkoman Corp.
13,645
   3,000    Kinden Corp.
41,797
  18,000    Kinki Nippon Railway
96,361
  11,000    Kirin Brewery Co.
128,920
   1,000    Kissei Pharmaceutical Co., Ltd.
20,265
   1,000    Kokuyo Co.
16,499
  10,000    Komatsu Ltd.
51,423
   1,000    Komori Corp.
18,534
     450    Konami Co.
16,643
   4,000    Konica Corp.
16,820
   2,000    Koyo Seiko Co.                         $
12,007
  15,000    Kubota Corp.
39,897
   7,000    Kumagai Gumi Co.(a)
6,147
   3,000    Kurabo Industries
3,673
   3,000    Kuraray Co.
32,551
   2,000    Kureha Chemical Industry Co. Ltd.
5,201
   1,000    Kurita Water Industries
16,364
   2,100    Kyocera Corp.
113,130
   4,000    Kyowa Hakko Kogyo Co., Ltd.
21,008
   1,000    Kyudenko Co., Ltd.
6,122
   3,000    Lion Corp.
11,323
   1,000    Maeda Road Construction Co.
6,333
   1,000    Makino Milling Machine Co., Ltd.
6,147
   2,000    Makita Corp.
22,309
  15,000    Marubeni Corp.
28,498
   3,000    Maruha Corp.
3,166
   4,000    Marui Co.(a)
68,057
  22,000    Matsushita Electric Industrial Co.,
               Ltd.
429,114
   3,000    Meiji Milk Product Co., Ltd.
9,575
   4,000    Meiji Seika Kaisha
17,901
   4,000    Minebea Co.(a)
41,341
   1,000    Misawa Homes Co.
3,394
  24,000    Mitsubishi Chemical Corp.
68,091
  17,000    Mitsubishi Corp.
111,247
  24,000    Mitsubishi Electric Corp.
80,250
  14,000    Mitsubishi Estate Co., Ltd.
142,447
   5,000    Mitsubishi Gas Chemicals Co.
14,017
  37,000    Mitsubishi Heavy Industries Ltd.
167,145
   2,000    Mitsubishi Logistics Corp.
23,018
  12,000    Mitsubishi Material Corp.
25,838
   5,000    Mitsubishi Oil Co.
8,613
   3,000    Mitsubishi Paper Mills
4,990
   6,000    Mitsubishi Rayon Co.
15,148
  14,000    Mitsubishi Trading & Banking
145,166
  18,000    Mitsui & Co.
121,743
   8,000    Mitsui Engineering & Shipbuilding
               Co., Ltd.(a)
7,431
   9,000    Mitsui Fudosan Co., Ltd.
81,086
   8,000    Mitsui Marine & Fire Insurance Co.,
               Ltd.
40,530
   5,000    Mitsui Mining & Smelting Co.
24,149
  11,000    Mitsui O.S.K. Lines
22,663
   1,000    Mitsui Soko Co.
3,580

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

                                                 PRUDENTIAL
INDEX SERIES FUND
Portfolio of Investments as of March 31, 1999 (Unaudited)
                                                 PRUDENTIAL
PACIFIC INDEX FUND
------------------------------------------------------------

Shares      Description                    Value (Note 1)
------------------------------------------------------------
Japan (cont'd.)
  12,000    Mitsui Trust & Banking Co.             $
17,732
   5,000    Mitsukoshi Ltd.
13,975
   1,000    Mori Seiki Co.
11,475
   2,000    Murata Manufacturing Co., Ltd.
106,392
   3,000    Mycal Corp.
18,517
   2,000    Nagase & Co.
8,191
   8,000    Nagoya Railroad Co.
28,236
     500    Namco Ltd.
13,172
   5,000    Nankai Electric Railway Co.
23,938
  17,000    NEC Corp.
204,551
   4,000    NGK Insulators Ltd.
45,191
   2,000    NGK Spark Plug Co.
23,068
   5,000    Nichido Fire & Marine Insurance
29,300
   3,000    Nichirei Corp.
6,257
   4,000    Nikon Corp.
48,636
   1,000    Nippon Comsys Corp.
14,017
  12,000    Nippon Express Co., Ltd.
71,029
   6,000    Nippon Fire & Marine Insurance
19,049
   5,000    Nippon Light Metal Co., Ltd.
5,488
   2,000    Nippon Meat Packers, Inc.
28,236
  13,000    Nippon Oil Co.
50,823
  10,000    Nippon Paper Industries Co.
50,241
   1,000    Nippon Sharyo Ltd.
3,057
   4,000    Nippon Sheet Glass Co.
13,848
   3,000    Nippon Shinpan Co.
6,839
   2,000    Nippon Shokubai Co.
11,332
  74,000    Nippon Steel Corp.
151,837
   3,000    Nippon Suisan Kaisha(a)
3,876
     134    Nippon Telegraph & Telephone Corp.
1,312,505
  13,000    Nippon Yusen K.K.
51,592
   3,000    Nishimatsu Construction Co.
15,807
  27,000    Nissan Motor Co., Ltd.(a)
104,872
   2,000    Nisshinbo Industries, Inc.
7,650
   1,000    Nissin Food Products Co., Ltd.
22,207
   2,000    Nitto Denko Corp.
35,211
  38,000    NKK Corp.
24,065
   2,000    NOF Corp.
3,867
  21,000    Nomura Securities Co., Ltd.
219,877
   2,000    Noritake Co.
10,724
   6,000    NSK Ltd.
27,865
   5,000    NTN Corp.
17,268
   8,000    Obayashi Corp.                         $
44,583
   7,000    Odakyu Electric Railway
26,184
  11,000    Oji Paper Co.
58,608
   1,000    Okuma Corp.
5,142
   3,000    Okumura Corp.
12,311
   3,000    Olympus Optical Co.
39,517
   3,000    Omron Corp.
37,491
   2,000    Onward Kashiyama & Co., Ltd.
23,727
   3,000    Orient Corp.
7,827
     700    Orix Corp.
52,546
  28,000    Osaka Gas Co.
96,462
     100    Oyo Corp.
1,544
   4,000    Penta-Ocean Construction
7,532
   2,000    Pioneer Electronic Corp.
37,153
   2,000    Q.P. Corp.
15,705
   3,000    Renown Inc.
2,330
   1,000    Rohm Co., Ltd.
119,480
  40,000    Sakura Bank
121,253
   1,000    Sanden Corp.
8,410
   2,000    Sankyo Aluminium Industry Co.
1,908
   5,000    Sankyo Co.
107,236
   1,000    Sanrio Co.(a)
18,576
   2,000    Sanwa Shutter Corp.
10,301
  22,000    Sanyo Electric Co.
77,092
   3,000    Sapporo Breweries Ltd.
14,135
   1,000    Secom Co., Ltd.
94,739
   1,000    Sega Enterprises Ltd.
18,154
   1,000    Seino Transportation Co.
5,911
   2,000    Seiyu Ltd.
9,525
   6,000    Sekisui Chemical Corp., Ltd.
42,709
   8,000    Sekisui House Ltd.
85,114
  12,000    Sharp Corp.
126,657
     500    Shimachu Co.
11,864
   1,000    Shimano Inc.
24,360
   9,000    Shimizu Corp.
36,477
   4,000    Shin-Etsu Chemical Co., Ltd.
105,041
   4,000    Shionogi & Co.
35,126
   4,000    Shiseido Co., Ltd.
55,391
   8,000    Shizuoka Bank
96,597
  11,000    Showa Denko K.K.
11,332

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

                                                 PRUDENTIAL
INDEX SERIES FUND
Portfolio of Investments as of March 31, 1999 (Unaudited)
                                                 PRUDENTIAL
PACIFIC INDEX FUND
------------------------------------------------------------

Shares      Description                    Value (Note 1)
------------------------------------------------------------
Japan (cont'd.)
   1,000    Skylark Co.                            $
19,843
     700    SMC Corp.
62,653
   3,000    Snow Brand Milk Products
16,465
   4,400    Sony Corp.
406,823
  33,000    Sumitomo Bank
446,669
  18,000    Sumitomo Chemical Co., Ltd.
72,499
  12,000    Sumitomo Corp.
78,730
   8,000    Sumitomo Electric Industries
94,841
   2,000    Sumitomo Forestry Co., Ltd.
13,763
   6,000    Sumitomo Heavy Industries Ltd.
12,919
   7,000    Sumitomo Marine & Fire Insurance Co.
44,803
  40,000    Sumitomo Metal Industries(a)
48,299
   6,000    Sumitomo Metal Mining
25,585
   5,000    Sumitomo Osaka Cement Co.
11,272
  10,000    Taisei Corp.
23,474
   4,000    Taisho Pharmacy Co., Ltd.
124,968
   1,000    Taiyo Yuden Co.
12,961
   2,000    Takara Shuzo Co.
12,666
   1,000    Takara Standard Co., Ltd.
7,093
   3,000    Takashimaya Co.
27,485
   9,000    Takeda Chemical Industries
348,814
   1,000    Takuma Co. Ltd.
6,713
  10,000    Teijin Ltd.
40,361
   3,000    Teikoku Oil Co.
9,905
   2,000    Toa Corp.
3,496
   9,000    Tobu Railway Co.
26,522
   1,000    Toei Co.
2,786
     200    Toho Co.
27,105
   5,500    Tohoku Electrical Power Co., Inc.
83,640
  22,000    Tokai Bank
141,923
  17,000    Tokio Marine & Fire Insurance Co.
193,929
   2,000    Tokyo Broadcasting System Inc.
25,416
   2,000    Tokyo Dome Corp.
11,652
  14,600    Tokyo Electric Power Co.
314,363
   2,000    Tokyo Electron Ltd.
103,521
  32,000    Tokyo Gas Co.
78,088
   1,400    Tokyo Steel Manufacturing Co.
6,715
   1,000    Tokyo Style Co.
10,133
   2,000    Tokyo Tatemono Co. Ltd.
4,188
   3,000    Tokyotokeiba Co.
4,610
  11,000    Tokyu Corp.
28,701
   7,000    Toppan Printing Co.                    $
91,674
  15,000    Toray Industries Inc.
77,894
   5,000    Tosoh Corp.
9,246
   2,000    Tostem Corp.
36,984
   4,000    Toto Ltd.
29,756
   2,000    Toyo Engineering
2,195
   2,000    Toyo Seikan Kaisha
43,148
   7,000    Toyobo Co., Ltd.
9,694
   3,000    Toyoda Auto Loom Works Ltd.
54,843
  40,000    Toyota Motor Corp.
1,158,490
   2,000    Tsubakimoto Chain Co.
4,644
   8,000    Ube Industries Ltd.
15,402
     700    Uni-Charm Corp.
31,445
   5,000    Unitika Ltd.(a)
3,462
   2,000    Uny Co. Ltd.
36,308
   2,000    Wacoal Corp.
23,119
   2,000    Yamaguchi Bank
21,532
   2,000    Yamaha Corp.
21,177
  12,000    Yamaichi Securities Co.(d)
0
   4,000    Yamanouchi Pharmaceutical Co., Ltd.
126,657
   4,000    Yamato Transport Co.
65,321
   2,000    Yamazaki Baking Co.
26,868
  15,000    Yasuda Trust & Banking(a)
18,492
   3,000    Yokogawa Electric Corp.
14,768
                                                   ---------
---

18,320,059
                                                   ---------
---
------------------------------------------------------------
Malaysia
     350    Silverstone Berhad (b)
0
------------------------------------------------------------
New Zealand--0.6%
  27,900    Brierley Investment Ltd
6,844
  16,000    Carter Holt Harvey Ltd.
15,018
   3,300    Fletcher Challenge Building
4,453
   3,400    Fletcher Challenge Energy, Ltd.
6,491
   8,000    Fletcher Challenge Forestry, Ltd.
3,114
   6,700    Fletcher Challenge Paper
4,288
   5,500    Lion Nathan Ltd.
13,786
  19,900    Telecom Corp. of New Zealand
96,788
                                                   ---------
---

150,782
                                                   ---------
---

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

                                                 PRUDENTIAL
INDEX SERIES FUND
Portfolio of Investments as of March 31, 1999 (Unaudited)
                                                 PRUDENTIAL
PACIFIC INDEX FUND
------------------------------------------------------------

Shares      Description                    Value (Note 1)
------------------------------------------------------------
Singapore--2.4%
   8,000    City Developments Ltd.                 $
41,655
   1,000    Creative Technology Ltd.(a)
11,629
   2,000    Cycle & Carriage Ltd.(a)
8,447
  10,000    DBS Land, Ltd.
14,753
   6,500    Development Bank of Singapore, Ltd.
49,263
   3,000    First Capital Corp.
2,916
   3,000    Fraser & Neave Ltd.
10,674
   4,000    Hotel Properties Ltd.
1,874
   2,000    Inchcape Motors Ltd.
2,314
   8,000    Keppel Corp., Ltd.
21,568
   3,000    NatSteel Ltd.
3,142
   7,000    Neptune Orient Lines Ltd.
2,389
  11,000    Oversea-Chinese Banking Corp., Ltd.
74,458
   1,000    Overseas-Union Enterprise
1,718
   3,000    Parkway Holdings, Ltd.
5,866
  27,000    S.T. Engineering(a)
24,368
  15,872    Sembcorp Industries
17,355
   9,000    Singapore Airlines Ltd.
65,086
   3,445    Singapore Press Holdings Ltd.
38,068
  67,000    Singapore Telecommunications, Ltd.
95,355
   3,000    Straits Trading Co.(a)
2,690
   8,000    United Overseas Bank Ltd.
49,986
   6,000    United Overseas Land
4,061
  10,000    UTD Industrial Corp.
5,207
   2,000    Venture Manufacturing Ltd.
9,025
                                                   ---------
---

563,867
                                                   ---------
---
            Total common stocks
               (cost $25,248,834)
22,912,562
                                                   ---------
---
------------------------------------------------------------
PREFERRED STOCKS--0.6%
Australia
  19,371    News Corp. Ltd.
               (cost $85,789)
132,603
------------------------------------------------------------
Units
WARRANTS(a)
Hong Kong
   2,000    Chinese Estates Holdings
               Warrants expiring November 1999
               @ HKD 0.97
88
   2,000    Chinese Estates Holdings
               Warrants expiring November 2000
               @ HKD 1.02                          $
58
   2,000    Hong Kong & China Gas Co.
               Warrants expiring September 1999
               @ HKD 12.27
77
     800    Hong Kong Construction Holdings
               Warrants expiring December 1999
               @ HKD 5.00
31
     900    Hysan Development Co.
               Warrants expiring April 1999
               @ HKD 16.00
1
   1,150    Wharf Holdings Ltd.
               Warrants expiring December 1999
               @ HKD 17.50
60
                                                   ---------
---
            Total warrants
315
                                                   ---------
---
            Total long-term investments
               (cost $25,334,623)
23,045,480
                                                   ---------
---
Principal
Amount
(000)
SHORT-TERM INVESTMENT--0.1%
   ---------------------------------------------------------
---
U.S. Government Securities
     $30    United States Treasury Bill(c),
               4.37%, 6/17/99
               (cost $29,718)
29,718
                                                   ---------
---
------------------------------------------------------------
Total Investments--97.1%
            (cost $25,364,341; Note 4)
23,075,198
            Other assets in excess of
               liabilities--2.9%
684,812
                                                   ---------
---
            Net Assets--100%                       $
23,760,010
                                                   ---------
---
                                                   ---------
---

---------------
(a) Non-income producing security.
(b) Issue in bankruptcy.
(c) Pledged as initial margin for financial futures
contracts.
(d) Fair-valued security.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

PRUDENTIAL INDEX SERIES FUND
PRUDENTIAL PACIFIC INDEX FUND
Portfolio of Investments as of March 31, 1999 (Unaudited)
------------------------------------------------------------

------------------------------------------------------------
The industry classification of portfolio holdings and other
assets in excess of liabilities shown as a percentage of net assets as of March 31, 1999 was as follows:
Commercial Banking....................................
13.7%
Telecommunications....................................
8.6
Automobiles & Auto Parts..............................
8.1
Electronics...........................................
5.3
Appliances & Household Durables.......................
4.6
Real Estate...........................................
4.0
Drugs & Health Care...................................
3.9
Retail................................................
3.1
Electrical Utilities..................................
3.1
Chemicals.............................................
2.8
Diversified Industries................................
2.7
Railroads.............................................
2.2
Food & Beverage.......................................
2.2
Financial Services....................................
2.2
Building & Construction...............................
1.9
Machinery & Equipment.................................
1.8
Wholesale.............................................
1.6
Oil & Gas.............................................
1.6
Photography...........................................
1.5
Insurance.............................................
1.5
Transportation & Warehousing..........................
1.4
Computers.............................................
1.4
Broadcasting & Other Media............................
1.4
Iron & Steel..........................................
1.3
Engineering & Construction............................
1.2
Office Equipment & Supplies...........................
1.1
Electrical Equipment..................................
1.1
Rubber................................................
1.0
Mining................................................
1.0%
Printing & Publishing.................................
0.9
Electronic Components.................................
0.9
Cosmetics & Toiletries................................
0.9
Airlines..............................................
0.7
Paper.................................................
0.6
Health Care/Acute.....................................
0.6
Building Materials & Components.......................
0.6
Glass Products........................................
0.5
Property Investment...................................
0.4
Metals................................................
0.4
Business Services.....................................
0.4
Hotels................................................
0.3
Entertainment.........................................
0.3
Retail Trade..........................................
0.2
Publishing............................................
0.2
Gaming................................................
0.2
Diversified Resources.................................
0.2
Diversified Funds.....................................
0.2
Containers............................................
0.2
Computer Software & Services..........................
0.2
Beverages.............................................
0.2
Apparel...............................................
0.2
Textiles..............................................
0.1
Paper & Packaging.....................................
0.1
Diversified Manufacturing.............................
0.1
Diversified Operations................................
0.1
Tobacco...............................................
0.1
                                                        ----
-

97.1
Other assets in excess of liabilities.................
2.9
                                                        ----
-

100.0%
                                                        ----
-
                                                        ----
-

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

                                                  PRUDENTIAL
INDEX SERIES FUND
Statement of Assets and Liabilities (Unaudited)   PRUDENTIAL
PACIFIC INDEX FUND
------------------------------------------------------------
--------------------

Assets
March 31, 1999

--------------
Investments, at value (cost
$25,364,341)................................................
 ...................       $ 23,075,198
Foreign currency, at value (cost
$496,720)...................................................
 ..............            541,578
Cash........................................................
 ...............................................
77,782
Due from
manager.....................................................
 ......................................             48,798
Dividends and interest
receivable..................................................
 ........................            104,955
Receivable for Fund shares
sold........................................................
 ....................              1,127
Other
assets......................................................
 .........................................                 52

--------------
   Total
assets......................................................
 ......................................         23,849,490

--------------
Liabilities
Accrued
expenses....................................................
 .......................................             70,434
Foreign withholding taxes
payable.....................................................
 .....................             13,443
Due to broker-variation
margin......................................................
 .......................              5,409
Payable for investments
purchased...................................................
 .......................                194

--------------
   Total
liabilities.................................................
 ......................................             89,480

--------------
Net
Assets......................................................
 ...........................................       $
23,760,010

--------------

--------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ..........       $     26,981
   Paid-in capital in excess of
par.........................................................
 ...............         26,537,128

--------------

26,564,109
   Undistributed net investment
income......................................................
 ...............             29,712
   Accumulated net realized loss on
investments.................................................
 ...........           (610,927)
   Net unrealized depreciation on investments and foreign
currencies.......................................
(2,222,884)

--------------
Net assets, March 31,
1999........................................................
 .........................       $ 23,760,010

--------------

--------------
Net asset value per share
   ($23,760,010 / 2,698,076 shares of beneficial interest
issued and outstanding)..........................       $
8.81

--------------

--------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     10

PRUDENTIAL INDEX SERIES FUND
PRUDENTIAL PACIFIC INDEX FUND
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                   Ended
Net Investment Income                          March 31,
1999
Income
   Dividends (net of foreign withholding
      taxes
      of $15,064)...........................     $  137,060
   Interest.................................          5,302
                                               -------------
-
      Total income..........................        142,362
                                               -------------
-
Expenses
   Management fee...........................         40,535
   Custodian's fees and expenses............        101,500
   Registration fees........................         10,000
   Audit fee and expenses...................          9,000
   Reports to shareholders..................          5,000
   Legal fees and expenses..................          3,500
   Trustees' fees...........................          3,000
   Transfer agent's fees and expenses.......            500
   Miscellaneous............................          1,079
                                               -------------
-
      Total operating expenses..............        174,114
   Less: Expense subsidy (Note 2)...........       (113,310)
                                               -------------
-
      Net expenses..........................         60,804
                                               -------------
-
Net investment income.......................         81,558
                                               -------------
-
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency Transactions
Net realized gain (loss) on:
   Investment transactions..................       (258,126)
   Foreign currency transactions............        (44,576)
   Financial futures contracts..............         37,080
                                               -------------
-
                                                   (265,622)
                                               -------------
-
Net change in unrealized depreciation on:
   Investments..............................      6,592,128
   Foreign currencies.......................         57,949
   Financial futures contracts..............         27,691
                                               -------------
-
                                                  6,677,768
                                               -------------
-
Net gain on investments and foreign
   currencies...............................      6,412,146
                                               -------------
-
Net Increase in Net Assets
Resulting from Operations...................     $6,493,704
                                               -------------
-
                                               -------------
-

PRUDENTIAL INDEX SERIES FUND
PRUDENTIAL PACIFIC INDEX FUND
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                      Six Months
                                         Ended        Year
Ended
Increase (Decrease)                    March 31,
September 30,
in Net Assets                            1999
1998
Operations
   Net investment income............  $    81,558     $
155,134
   Net realized loss on investments
      and foreign currency
      transactions..................     (265,622)
(397,409)
   Net change in unrealized
      appreciation (depreciation) on
      investments and foreign
      currencies....................    6,677,768
(8,592,169)
                                      -----------    -------
------
   Net increase (decrease) in net
      assets resulting from
      operations....................    6,493,704
(8,834,444)
                                      -----------    -------
------
Dividends from net investment income
   (Note 1).........................     (156,767)
(25,244)
                                      -----------    -------
------
Fund share transactions (Note 5)
   Net proceeds from shares sold....    1,892,138
942,289
   Net asset value of shares issued
      in reinvestment of
      dividends.....................      156,767
25,244
   Cost of shares reacquired........   (1,066,989)
(365,748)
                                      -----------    -------
------
   Net increase in net assets from
      Fund share transactions.......      981,916
601,785
                                      -----------    -------
------
Total increase (decrease)...........    7,318,853
(8,257,903)
                                      -----------    -------
------
Net Assets
Beginning of period.................   16,441,157
24,699,060
                                      -----------    -------
------
End of period(a)....................  $23,760,010     $
16,441,157
                                      -----------    -------
------
                                      -----------    -------
------
---------------
(a) Includes undistributed net
    investment income of............  $    29,712     $
149,497
                                      -----------    -------
------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

                                                  PRUDENTIAL
INDEX SERIES FUND
Notes to Financial Statements (Unaudited)         PRUDENTIAL
PACIFIC INDEX FUND
------------------------------------------------------------
--------------------
Prudential Index Series Fund, (the 'Company') is registered
under the Investment
Company Act of 1940 as an open-end, diversified management
investment company.
The Company was established as a Delaware business trust on
May 11, 1992 and
currently consists of five separate funds. Prudential
Pacific Index Fund (the
'Fund') commenced investment operations on September 24,
1997 when 2,500,020
shares of beneficial interest of the Fund were sold for
$25,000,200 to The
Prudential Insurance Company of America ('The Prudential').
The investment
objective of the Fund is to seek to provide investment
results that correspond
to the price and yield performance of a broad-based index of securities of
issuers in the Pacific region, currently the Morgan Stanley
Capital
International Pacific Free Index ('MSCI-PFI').
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities for which the primary market is on an exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price in the absence of an asked price.
Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued by an independent pricing agent or a principal market maker. U.S. Government securities for which market quotations are readily available are valued at a price provided by an independent broker/dealer or pricing service. Securities for which reliable market quotations are not available or for which the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the subadviser, does not represent fair value, are valued at fair value as determined by procedures established by the Company's Trustees.

Due to current market conditions, the Company's Board of Directors reduced the valuation of securities held in Malaysian currency by 15 percent effective
February 26, 1999.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Company's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

All securities are valued as of 4:15 p.m., New York time.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the closing rates of exchange;

(ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains on investment transactions.

Net realized losses on foreign currency transactions represent net foreign exchange gains or losses from forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of interest, dividends and foreign taxes recorded on the Fund's books and the U.S.
dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period-end exchange rates are reflected as a component of unrealized appreciation on investments and foreign currencies.

Foreign security and currency transactions may involve
certain considerations
and risks not typically associated with those of domestic
origin as a
------------------------------------------------------------
--------------------
                                       12

                                                  PRUDENTIAL
INDEX SERIES FUND
Notes to Financial Statements (Unaudited)         PRUDENTIAL
PACIFIC INDEX FUND
------------------------------------------------------------
--------------------
result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses from investment and foreign currency transactions are calculated on the identified cost basis.
Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Financial futures contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value. Under a variety of circumstances, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying assets.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Taxes: For federal income tax purposes, each fund in the Company is treated as a separate tax paying entity. It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Reclassification of Capital Accounts: The Fund accounts for
and reports
distributions to shareholders in accordance with the
American Institute of
Certified Public Accountants Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies. The
effect of applying
this statement was to decrease undistributed net investment
income and to
decrease accumulated net realized loss on investments by
$44,576, relating to
net realized foreign currency losses. Net investment income, net realized gains
and net assets were not affected by these changes.
------------------------------------------------------------
Note 2. Agreements

The Company has a management agreement with Prudential
Investments Fund
Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Company. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Company, occupancy and certain clerical and bookkeeping costs of the Company. The Company bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly at an annual rate of .40 of 1% of the average daily net assets of the Fund.

PIFM has agreed to subsidize the operating expenses of the Fund so that total
Fund operating expenses do not exceed .60% on an annualized basis of the Fund's average daily net assets. This voluntary waiver may be terminated at any time without notice. For the six months ended March 31, 1999, PIFM subsidized
$113,310 of the expenses of the Fund (1.12% of average net assets annualized or
$0.04 per share).

The Company has a distribution agreement with Prudential
Investment Management
Services ('PIMS'), which acts as the distributor of the
Company. No distribution
or service fees are paid to PIMS as distributor of the Fund.
------------------------------------------------------------
--------------------
                                       13

                                                  PRUDENTIAL
INDEX SERIES FUND
Notes to Financial Statements (Unaudited)         PRUDENTIAL
PACIFIC INDEX FUND
------------------------------------------------------------
--------------------
PIFM, PIC and PIMS are indirect, wholly owned subsidiaries of The Prudential.

As of March 11, 1999, the Company, along with other
affiliated registered
investment companies (the 'Funds'), entered into a
syndicated credit agreement
('SCA') with an unaffiliated lender. The maximum commitment
under the SCA is $1
billion. The Funds pay a commitment fee at an annual rate of
 .065 of 1% on the
unused portion of the credit facility, which is accrued and
paid quarterly on a
pro rata basis by the Funds. The SCA expires on March 9,
2000. Prior to March
11, 1999, the Funds had a credit agreement with a maximum
commitment of
$200,000,000. The commitment fee was .055 of 1% on the
unused portion of the
credit facility. The Fund did not borrow any amounts
pursuant to either
agreement during the six months ended March 31, 1999. The
purpose of the
agreements are to serve as an alternative source of funding
for capital share
redemptions.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Company's transfer agent. During the six
months ended March 31,
1999, the Fund incurred fees of approximately $400 for the
services of PMFS.
Transfer agent fees and expenses in the Statement of
Operations also include
certain out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 1999 were $887,459 and $292,539, respectively.

The cost basis of investments for federal income tax purposes at March 31, 1999 was $25,408,791 and, accordingly, net unrealized depreciation for federal income tax purposes was $2,333,591 (gross unrealized appreciation--
$1,361,291; gross
unrealized depreciation--$3,694,882).

The Fund elected to treat approximately $20,600 of net currency losses and
$376,500 of net capital losses incurred during the 11-month period ended
September 30, 1998 as having occurred in the current fiscal year.
During the six months ended March 31, 1999, the Fund entered into financial futures contracts. Details of open contracts as of March 31, 1999 are as follows:

                                                       Value
at      Value at       Unrealized
  Number of                              Expiration    March
31,      Trade       Appreciation/
  Contracts              Type               Date
1999          Date       (Depreciation)
--------------    -------------------    ----------    -----
----     --------     --------------
Long Positions:
1                 Hang Seng              Apr. 1999
$70,294      $ 69,746        $    548
2                 ASX All Ordinaries     Jun. 1999
93,746        95,419          (1,673)
20                Nikkei 300             Jun. 1999
425,061       403,496          21,565

------

$ 20,440

------

------

------------------------------------------------------------
Note 5. Capital

The Fund has authorized an unlimited number of Class Z shares of beneficial interest at $.001 par value per share. Class Z shares are not subject to any sales or redemption charges and are offered exclusively for sale to a limited group of investors. Transactions in shares of beneficial interest were as follows:


Shares
                                                      ------
--
Six months ended March 31, 1999:
Shares sold.........................................
232,439
Shares issued in reinvestment of dividends..........
20,021
Shares reacquired...................................
(132,504)
                                                      ------
--
Net increase in shares outstanding..................
119,956
                                                      ------
--
                                                      ------
--
Year ended September 30, 1998:
Shares sold.........................................
122,342
Shares issued in reinvestment of dividends..........
3,333
Shares reacquired...................................
(47,575)
                                                      ------
--
Net increase in shares outstanding..................
78,100
                                                      ------
--
                                                      ------
--

As of March 31, 1999, 2,522,480 of the outstanding shares
were owned by The
Prudential.
------------------------------------------------------------
--------------------
                                       14

                                                  PRUDENTIAL
INDEX SERIES FUND
Financial Highlights (Unaudited)                  PRUDENTIAL
PACIFIC INDEX FUND
------------------------------------------------------------
--------------------

September 24,

Six Months                           1997(a)

Ended         Year Ended          Through

March 31,      September 30,     September 30,

1999             1998              1997

-----------     -------------     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.....................................      $  6.38
$  9.88           $ 10.00

-----------         ------            ------
Income from investment operations
Net investment
income(b).................................................
0.03             0.06              0.02
Net realized and unrealized gain (loss) on investment and
foreign
   currency
transactions................................................
 .         2.46            (3.55)            (0.14)

-----------         ------            ------
   Total from investment
operations......................................
2.49            (3.49)            (0.12)

-----------         ------            ------
Less distributions
Dividends from net investment
income.....................................         (.06)
(.01)               --

-----------         ------            ------
Net asset value, end of
period...........................................      $
8.81          $  6.38           $  9.88

-----------         ------            ------

-----------         ------            ------
TOTAL
RETURN(d)...................................................
 .......        37.84%          (35.54)%           (1.20)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..........................................      $23,760
$16,441           $24,699
Average net assets
(000).................................................
$20,323          $19,827           $24,802
Ratios to average net assets:(b)

Expenses....................................................
 ..........          .60%(c)          .60%
 .60%(c)
   Net investment
income.................................................
 .80%(c)          .78%            13.14%(c)
Portfolio
turnover....................................................
 ...            1%               2%                0%

---------------
(a) Commencement of investment operations.
(b) Net of expense subsidy.
(c) Annualized.
(d) Total return is calculated assuming a purchase of shares on the first day
    and a sale on the last day of each period reported and
includes reinvestment
    of dividends and distributions. Total returns for
periods of less than a
    full year are not annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     15

Getting The Most From Your Prudential Mutual Fund
When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It?

Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction--there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses

A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But, sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report, and information about the
Fund's portfolio holdings, are for the period covered by this report, and are subject to change thereafter.

The accompanying financial statements as of March 31, 1999, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds                    BULK RATE
Gateway Center Three                       U.S. POSTAGE
100 Mulberry Street                        PAID
Newark, NJ 07102-4077                      Permit 6807
(800) 225-1852                             New York, NY

74431F811   MF174E10



(ICON)

Prudential
Small-Cap
Index Fund

SEMI
ANNUAL
REPORT

March 31, 1999

Prudential Small-Cap Index Fund
A Series of the Prudential Index Series Fund

Performance At A Glance
Small-cap stocks bounced up from a bear-market bottom on October 8, 1998, and climbed 39% before stalling and fading--a net 7% return for the six months ended March 31, 1999. As investors gradually overcame their economic anxieties, the returns of different small-cap sectors and investment styles were very dispersed. The Prudential Small-Cap Index Fund slightly outperformed the S&P
SmallCap 600 Index. As we go into the second quarter with renewed confidence in the global economy, small caps are much less expensive than stocks of larger companies with comparable earnings and assets.

Cumulative Total Returns1                         As of
3/31/99

                                 Six             One
Since
                                Months           Year
Inception2
Class Z                      7.49% (7.11)   -18.58% (-19.44)
-12.91% (-14.15)
Lipper Small-Cap Fund Avg.3     12.53           -15.48
-10.43
S&P SmallCap 600 Index4          7.02           -19.13
-12.96

Average Annual Total Returns1
As of 3/31/99

                            One                 Since
                            Year              Inception2
Class Z               -18.58% (-19.44)      -8.83% (-9.70)

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper,
Inc. Without
waiver of management fees an/or expense subsidization, the Fund's cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception date: Class Z, 10/1/97. The Lipper reporting period begins 9/30/97.

3 The Lipper Since Inception return is for all funds in the Small-Cap Fund category.

4 The Standard & Poor's SmallCap 600 Stock Price Index (S&P
SmallCap 600 Index)
is a market capitalization-weighted index comprising 600 domestic stocks chosen for market size, liquidity, and industry group representation. The Index is unmanaged, and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities in the Index may differ substantially from the securities in the Fund. The S&P SmallCap 600 Index is not the only index that may be used to characterize performance of stock funds, and other indexes may portray different comparative performance.
Investors cannot invest
directly in an index.

How Investments Compared.
(As of 3/31/99)
   (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different--we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth, but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly), and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Portfolio Manager's Report
------------------------------------------------------------
-------------------
(PHOTO)
Wai Chiang
Fund Manager

Investment Goals and Style
The Prudential Small-Cap Index Fund seeks to provide investment results that correspond to the price and yield of a broad-based index of small-capitalization stocks. Currently we use the Standard & Poor's SmallCap
600 Stock Price Index (S&P SmallCap 600 Index). The S&P SmallCap 600 Index consists of 600 U.S. stocks selected to be representative of the industry composition of the small-cap market. On March 31, 1999, the market values of the S&P SmallCap 600 Index ranged from $23 million to $3,621 million, with a median of $402 million. The difference between the Fund's return and that of the Index is primarily due to fees and management expenses. There can be no assurance that the Fund will achieve its investment objective.

Market Review
Shortly after our reporting period began (September 30, 1998), the S&P 600 bounced back from its summer bear market--rising 29% in a rapid sweep in just four weeks following its trough on October 8, 1998. However, investors still were uncertain about the global economy, and the trend was down during most of the first quarter of 1999. The net return for six months was 7%. Growth stocks outperformed value stocks by more than nine percentage points in this market;
all but one point of this advantage were gained before year end. (When market sentiment turned more clearly positive after our reporting period ended, value stocks moved ahead.)

Performance varied markedly among small-cap companies
The variance was not as marked across sectors as it was within them. In each sector, except the tiny communications and transportation sectors, some stocks rose very sharply while others registered double-digit declines. Many stocks in the S&P 600 more than doubled in price, and many others fell to a fraction of their starting value.

Transportation and technology lead
The small-cap transportation sector, led by the steep rise of American
Freightways stock, had the largest average return--a 25% gain in the six months. However, the really positive news was the 18% advance of the technology sector, which makes up 16% of the S&P 600. Nine of its 95 members more than doubled in the period, including Digital Micro, Macromedia, VLSI
Technology, Novellus, and Factset Research.

Capital goods also rose
Capital goods led the solid middle range of sector returns, turning in a 11% return. Capital goods and transportation companies are cyclical sectors-- sectors whose earnings and stock performance are normally related to the pace of economic activity. As the U.S. economy demonstrated its resilience, and signs appeared that Asia's downturn had bottomed, the prospects for these sectors looked positive. Sanmina, a contract electronics manufacturer that accounts for 8% of the small-cap capital goods sector, gained 127% in the period. Contract manufacturers are a rapidly growing industry because they free electronics companies to focus on their design and marketing strengths.
However, the varied trio of Dycom Industries, Cognex, and Dionex make up another 7% of the capital goods sector, and they also were among the top performers. The first two also more than doubled in the period.

Healthcare had several large winners
Healthcare's 8% gain was the fourth best performance among small-cap sectors.
The two top performers manufacture the only two FDA-approved laser systems for vision improvement. Visx rose 221% in the half year, and alone accounts for
11% of the sector's market capitalization. The smaller Summit Technology gained 196%. Five other companies in the sector more than doubled in the half year, including Express Scripts, a pharmaceutical benefit management firm that constitutes 7% of the sector.

Financials and consumer cyclicals had modest gains
The middle range of performance--ranging from 4% to 6% advances--was occupied by financials, consumer cyclicals, and consumer staples. The financial sector had a somewhat narrower range of returns, with the top eight performers
(accounting for almost 20% of the sector's capitalization) returning between
16% and 79%. The consumer cyclical sector has 134 members-- more than any other--so no single firm dominated its return. The largest of the top performers were Ann Taylor Stores and Linens 'N Things, returning 118% and
65%, respectively.

How The S&P SmallCap 600 Index Performed Since the Fund's
Inception*
                            (GRAPH)

The S&P SmallCap 600 Index currently measures the performance of selected U.S.
stocks with a market value no greater than $3,621 million
(as of March 31,
1999). "S&P SmallCap 600" and "Standard & Poor's 600" are trademarks of The
McGraw-Hill Companies, Inc., and have been licensed for use by Prudential and its affiliates and subsidiaries. Prudential Small-Cap Index Fund is not sponsored, endorsed, sold, or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund. The performance cited does not represent the performance of the Prudential Small-Cap Index Fund.
Past performance is not indicative of future results. Investors cannot invest directly in an index.

*Actual Class Z inception is 10/1/97. The Lipper reporting period begins
9/30/97.

Source: Lipper, Inc.

Consumer staples: narrow range, but diverging returns
The consumer staples sector's 4% return is the result of differing fates of some of its larger components. On the positive side, the largest company in the sector, Valassis Communications (7% of the sector's market cap), returned 29%.
It is the world's leading publisher of promotional materials such as coupons and newspaper inserts. However, 10 firms in the sector had higher returns, including CEC Entertainment (2% of the sector, 77% return), Foodmaker (3%, up
63%), Westwood One (3%, up 59%), and Richfood Holdings (3%, up 40%). On the negative side, CKE Restaurants, Interim Services, Earthgrains, and World Color
Press--aggregating more than 12% of the sector's market cap- -each fell more than 25% in the period.

Energy and basic materials stocks lag
The two worst-performing sectors were industrial sectors-- energy and basic materials--which hadn't yet responded to the rising investor

Review Con't.
------------------------------------------------------------
-------------------

confidence. The energy sector was the period's worst performing, with a 12% decline, yet this masks an upward movement beginning in February. Oil explorers make up much of the sector, with Barrett Research (up 24%) and Newfield
Exploration (up 1%) together accounting for 17% of its market capitalization.
However, only eight of the 24 firms in the energy sector posted positive returns for the six-month period. Another explorer, Cross
Timbers, was among
the worst performers, with a 53% decline.

Basic materials hadn't yet turned
The basic materials sector was down 5% at period end. Improvement in this sector's performance is spotty, industry by industry. Many metals companies that had been among the worst performers, such as Birmingham Steel (down 50%) and Hecla Mining (down 47%), saw their prices surge in April. However, some of the larger non-metals companies in the sector, such as Delta & Pine Land
(cotton and soybean breeder, down 30%) and Buckeye Technology (cellulose-based products, down 22%), also were among the poorest performers. Other companies in the sector were strong performers over our reporting period, including
Getchell Gold (up 24%) and Stillwater Mining
(platinum/palladium, up 25%).

Utilities flat
The utilities sector was essentially flat, having begun a gradual recovery in
February. A relatively stable sector, its returns ranged from a high of 37%
(Southwest Gas) to a low of -17% (United Illuminating).

S&P SmallCap 600 Index

As of 3/31/99                       Six Month
% of
                                  Total Return
Index
Transportation                        25%
3%
Technology                            18
16
Capital Goods                         11
13
Healthcare                             8
11
Financial                              6
15
Consumer Staples                       4
9
Consumer Cyclicals                     4
20
Utilities                              0
5
Communication Svcs.                   -1
1
Basic Materials                       -5
4
Energy                               -12
3
S&P SmallCap 600 Index                 7
100
                                     --                    -
--

Source: Standard & Poor's

Looking Ahead
Small-cap stocks poised to rally
Small-cap stocks tend to lead the economic cycle. Their prices were held down over the past two years by concern that the economic downturns in Asia and
Brazil would affect U.S. companies. But the U.S. economy is reporting very strong growth even after Russia's debt default last summer and Brazil's currency devaluation and recession. Investors are beginning to believe our long-running economic expansion can continue. U.S. stock performance began to broaden early in April, with value stocks outperforming growth stocks, and small-cap stocks outperforming those of the largest companies. Although it has not been long enough to establish a trend, these developments are consistent with a search for better investment value. If investors are reasonably confident that earning trends will continue, they are less likely to pay much higher prices for the earnings of the larger and more stable companies.
Currently, a dollar of earnings of a small-cap company sells at a significant discount to a dollar of large-cap earnings. We believe this might prove to be a good time to own small-cap stocks.

A Message to Our Shareholders
May 19, 1999
------------------------------------------------------------
-------------------
(PHOTO)

Dear Shareholder:
As 1999 began, major index advances have been driven by the stocks of a handful of very large companies. These stocks were getting more and more expensive--out of proportion to their earnings expectations. As a result, there was a substantial disparity in value between large and small companies, and between growth and value stocks. In recent months, however, that gap has started to narrow amid news of strong economic growth.

Our current economic environment has prompted many investors to turn to value stocks that typically fare better in a growing economy, and have been selling at a significant discount to the market.

Many sectors of the bond market have also begun to rebound from last year's global financial crisis. Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification is critical
History shows that the markets generally bring prices in line with earnings performance, sooner or later. It also shows that two investment styles--value and growth--typically alternate in periods of superior performance.

What does this suggest? Instead of chasing popular market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented equity funds, bond funds, and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time.
Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

Portfolio of Investments as of                  PRUDENTIAL
INDEX SERIES FUND
March 31, 1999 (Unaudited)                      PRUDENTIAL
SMALL-CAP INDEX FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                     Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--95.1%
COMMON STOCKS--95.1%
------------------------------------------------------------
Advertising--1.1%
  3,450    HA-LO Industries, Inc.(a)                $
42,478
  3,500    True North Communications, Inc.
98,438
  3,000    Valassis Communications, Inc.
155,250
                                                    --------
---

296,166
------------------------------------------------------------
Aerospace--0.7%
  1,000    Aviation Sales Co.(a)
44,500
  1,900    BE Aerospace, Inc.(a)
28,025
  2,900    Orbital Sciences Corp.(a)
82,106
  1,700    Trimble Navigation, Ltd.(a)
16,575
                                                    --------
---

171,206
------------------------------------------------------------
Airlines--0.5%
  2,275    Comair Holdings, Inc.
53,747
  2,200    Mesa Air Group, Inc.(a)
13,750
  1,900    SkyWest, Inc.
54,862
                                                    --------
---

122,359
------------------------------------------------------------
Automobiles & Trucks--1.3%
  2,800    Breed Technologies, Inc.
9,975
  1,300    Discount Auto Parts, Inc.(a)
27,950
  5,700    Gentex Corp.
122,906
  1,400    Simpson Industries, Inc.
13,475
  1,850    Smith (A.O.) Corp.
35,150
    900    Spartan Motors, Inc.
5,288
  1,000    Standard Motor Products, Inc. (Class
             'A' Stock)
20,687
  1,600    TBC Corp.(a)
9,700
  1,600    Titan International, Inc.
12,300
  3,600    Tower Automotive, Inc.(a)
67,055
  1,800    Wabash National Corp.
20,925
                                                    --------
---

345,411
Banks--6.2%
  1,400    Anchor BanCorp, Inc.                     $
21,525
  1,800    Banknorth Group, Inc.
50,850
  1,800    Carolina First Corp.
39,600
  2,100    Centura Banks, Inc.
122,194
  2,158    Commerce Bancorp, Inc.
89,017
  4,800    Commercial Federal Corp.(a)
111,300
  2,190    Downey Financial Corp.
40,104
  7,000    First Merit Corp.
180,250
  2,300    First Midwest Bancorp, Inc.
87,400
  2,300    FirstBank Puerto Rico(a)
55,344
  3,457    HUBCO, Inc.
116,026
    800    JSB Financial, Inc.
40,100
  2,000    Maf Bancorp, Inc.
44,500
  1,900    Premier Bancshares, Inc.
37,525
  1,900    Provident Bankshares Corp.
49,637
  1,700    Queens County Savings Bank Corp.
45,900
  2,400    Riggs National Corp.
40,500
  1,600    Silicon Valley Bancshares
33,100
  3,300    St. Paul Bancorp, Inc.
71,466
  2,800    Susquehanna Bancshares, Inc.
51,450
  2,140    Trustco Bank Corp.
53,500
  3,400    United Bankshares, Inc.
77,775
  3,300    UST Corp.
72,084
  1,900    Whitney Holding Corp.
70,122
                                                    --------
---

1,601,269
------------------------------------------------------------
Broadcasting--0.5%
  1,300    Metro Networks, Inc.(a)
71,500
  2,300    Westwood One, Inc.(a)
65,550
                                                    --------
---

137,050
------------------------------------------------------------
Chemicals--2.2%
  1,900    Cambrex Corp.
42,037
    800    Chemed Corp.
20,600
  1,500    Chemfirst, Inc.(a)
35,250

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of                  PRUDENTIAL
INDEX SERIES FUND
March 31, 1999 (Unaudited)                      PRUDENTIAL
SMALL-CAP INDEX FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                     Value (Note 1)
------------------------------------------------------------
Chemicals (cont'd.)
  1,400    Dames & Moore, Inc.                      $
15,663
  1,865    Enzo Biochem, Inc.
17,484
  1,800    Geon Co.
40,950
  1,300    Ionics, Inc.(a)
39,162
  1,800    Lilly Industries, Inc., (Class 'A'
             Stock)
27,788
  2,000    MacDermid, Inc.
67,875
  1,200    Material Sciences Corp.(a)
7,650
    800    McWhorter Technologies, Inc.(a)
10,900
  2,000    Mississippi Chemical Corp.(a)
18,750
  1,900    OM Group, Inc.
62,700
    500    Penford Corp.
7,438
    700    Quaker Chemical Corp.
9,888
  1,500    Scotts Co. (Class 'A' Stock)(a)
56,062
  2,300    Tetra Tech, Inc.
48,444
  1,000    TETRA Technologies, Inc.(a)
6,750
  1,200    WD 40 Co.
34,800
                                                    --------
---

570,191
------------------------------------------------------------
Commercial Services--3.6%
  2,150    AAR Corp.
38,297
  1,700    ABM Industries, Inc.
51,850
  1,700    ADVO, Inc.
32,831
  2,900    Billing Concepts Corp.
34,438
  2,800    Bowne & Co., Inc.
32,725
  1,500    Catalina Marketing Corp.(a)
128,812
  1,500    CDI Corp.
36,094
  2,300    Central Parking Corp.
79,350
    800    Central Vermont Public Service Corp.
8,050
  1,100    Fair Issac & Co., Inc.
40,769
  1,600    G & K Services, Inc. (Class 'A' Stock)
73,900
    800    Insurance Auto Auctions, Inc.(a)
9,700
  3,700    Interim Services, Inc.(a)
55,500
  1,200    Lason, Inc.(a)
67,500
  1,200    Merrill Corp.
16,050
  1,600    NFO Worldwide, Inc.(a)
16,000
  2,000    Norrell Corp.
26,125
  1,982    Quintiles Transnational, Corp.(a)
74,828
  2,000    Vantive Corp.
24,125
  1,200    Volt Information Sciences, Inc.(a)
19,725
  3,000    World Color Press, Inc.(a)
63,750
                                                    --------
---

930,419
Computer Services--7.3%
  6,100    Acxiom Corp.(a)                          $
161,650
  3,300    American Management Systems, Inc.(a)
112,612
  1,700    Analysts International Corp.
19,550
  1,500    BancTec, Inc.(a)
18,469
  2,100    BISYS Group, Inc.(a)
118,125
  2,500    Cerner Corp.(a)
40,156
  4,200    Ciber, Inc.
80,587
  1,200    Consolidated Graphics, Inc.(a)
69,300
  1,100    Customtracks Corp.
16,500
  1,800    Dendrite International, Inc.(a)
40,163
  1,200    Factset Research Systems, Inc.
51,900
  3,200    Harbinger Corp.(a)
21,600
  1,600    Henry (Jack) & Associates, Inc.
58,800
  2,000    HNC Software, Inc.
65,500
  1,900    Hutchinson Technology, Inc.
47,262
  2,345    Hyperion Software Corp.
34,003
  3,476    Inacom Corp.(a)
26,939
  3,200    Macromedia, Inc.(a)
145,000
  2,800    Mercury Interactive Corp.
99,750
  1,300    Micros Systems, Inc.(a)
42,900
  2,700    National Data Corp.
113,400
  2,600    National Instruments Corp.
74,100
  3,100    Platinum Software Corp.(a)
22,863
  1,350    Progress Software Corp.(a)
46,069
  3,800    Read-Rite Corp.(a)
25,056
  1,400    Scott Technologies, Inc.
24,325
  3,700    System Software Associates, Inc.
8,325
  3,200    Technology Solutions Co.
22,800
  1,200    Telxon Corp.
11,325
    800    Wall Data, Inc.(a)
11,500
  4,000    Whittman Hart, Inc.
86,000
  3,300    Xylan Corp.(a)
121,481
  2,500    Zebra Technologies Corp. (Class 'A'
             Stock)(a)
59,375
                                                    --------
---

1,897,385

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of                  PRUDENTIAL
INDEX SERIES FUND
March 31, 1999 (Unaudited)                      PRUDENTIAL
SMALL-CAP INDEX FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                     Value (Note 1)
------------------------------------------------------------
Computers--1.2%
  2,000    Auspex System, Inc.                      $
21,375
  1,451    BMC Software, Inc.(a)
53,787
  1,600    Computer Task Group, Inc.
34,200
  1,000    Digi International, Inc.
6,750
  1,700    Exabyte Corp.(a)
8,075
  1,800    Gerber Scientific, Inc.
36,338
  2,500    MicroAge, Inc.(a)
61,250
  1,600    Network Equipment Technologies, Inc.
14,300
  1,200    Standard Microsystems Corp.
9,450
  1,900    Xircom, Inc.(a)
47,737
                                                    --------
---

301,324
------------------------------------------------------------
Construction--0.9%
    600    Butler Manufacturing Co.(a)
14,062
  1,800    Dycom Industries, Inc.
78,300
  2,100    Insituform Technologies, Inc.(a)
36,750
  4,100    Morrison Knudsen Corp. (Class 'A'
             Stock)(a)
40,744
    900    Southern Energy Homes, Inc.(a)
4,838
  2,300    Standard Pacific Corp.
29,612
  1,000    Stone & Webster, Inc.
22,875
                                                    --------
---

227,181
------------------------------------------------------------
Consumer Cyclical--2.1%
  1,500    Barnes Group, Inc.
28,125
  3,800    Champion Enterprises, Inc.(a)
73,625
  5,000    D.R. Horton, Inc.
83,750
  2,300    Eagle Hardware & Garden, Inc.
87,832
  2,000    Justin Industries, Inc.
22,000
  1,400    Manitowoc Co., Inc.
58,625
  2,800    Mueller Industries, Inc.(a)
62,650
  1,400    Myers Industries, Inc.
29,575
    900    Republic Group, Inc.
13,556
  1,200    Standard Products Co.
19,500
  3,400    Wolverine World Wide, Inc.
32,300
  1,500    Wynns International, Inc.
26,156
                                                    --------
---

537,694
Consumer Growth & Stable--1.2%
  3,800    Bio-Technology General Corp.(a)          $
22,681
  4,100    Caseys Gen. Stores, Inc.
60,475
  1,100    Cooper Companies, Inc.
16,912
  5,500    DeVry, Inc.(a)
159,500
  3,400    Dimon, Inc.
12,963
  1,600    Franklin Covey Co.
14,400
  1,100    Nelson Thomas, Inc.
11,000
                                                    --------
---

297,931
------------------------------------------------------------
Containers & Packaging--0.6%
  2,800    Aptargroup, Inc.
72,800
  2,000    Caraustar Industries, Inc.
46,000
  2,150    Shorewood Packaging Corp.(a)
42,194
                                                    --------
---

160,994
------------------------------------------------------------
Cosmetics & Soaps--0.1%
  1,400    Natures Sunshine Products, Inc.
15,400
  1,000    USA Detergent, Inc.(a)
6,250
                                                    --------
---

21,650
------------------------------------------------------------
Distribution/Wholesalers--0.7%
  1,700    Applied Industrial Technologies, Inc.
18,912
  4,100    Brightpoint, Inc.
24,216
  1,100    Castle (A.M.) & Co.
13,269
  1,900    Hughes Supply, Inc.
43,225
  1,950    Insight Enterprises, Inc.(a)
48,262
    800    Lawson Products, Inc.
16,400
    600    Swiss Army Brands, Inc.
5,719
                                                    --------
---

170,003
------------------------------------------------------------
Drugs & Medical Supplies--7.9%
  1,600    ADAC Laboratories
21,800
  3,000    Advanced Tissue Sciences, Inc.(a)
6,469
  2,600    Alliance Pharmaceutical Corp.
7,150
  2,100    Alpharma, Inc. (Class 'A' Stock)
82,425
  2,400    Ballard Medical Products
58,500
  1,800    Barr Laboratories, Inc.(a)
54,900
  1,700    Bindley Western Industries, Inc.
48,556

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of                  PRUDENTIAL
INDEX SERIES FUND
March 31, 1999 (Unaudited)                      PRUDENTIAL
SMALL-CAP INDEX FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                     Value (Note 1)
------------------------------------------------------------
Drugs & Medical Supplies (cont'd.)
    900    Biomatrix, Inc.(a)                       $
70,200
  2,200    Cephalon, Inc.(a)
19,250
  1,900    Coherent, Inc.(a)
26,125
  1,900    COR Therapeutics, Inc.(a)
18,881
  1,600    Cygnus, Inc.(a)
12,000
  3,600    Dura Pharmaceuticals, Inc.(a)
50,850
  1,000    Hologic, Inc.(a)
9,063
  1,600    IDEC Pharmaceuticals Corp.(a)
82,200
  3,000    IDEXX Laboratories, Inc.(a)
71,812
  1,800    Immune Response Corp.
15,863
  2,200    Incyte Pharmaceuticals, Inc.(a)
44,137
  2,300    Invacare Corp.
55,919
  2,300    Jones Pharmaceutical, Inc.
79,925
  1,100    Maxxim Medical, Inc.
20,763
  4,200    Medimmune, Inc.(a)
248,587
  1,900    Mentor Corp.
27,906
  1,400    Molecular Biosystems, Inc.(a)
3,763
  5,300    NBTY, Inc.(a)
25,837
  2,500    North American Vaccine, Inc.(a)
15,000
  1,600    Noven Pharmaceuticals, Inc.(a)
7,400
  2,500    Owens & Minor, Inc.
25,312
  1,900    Parexel International Corp.
39,306
  2,650    Patterson Dental Co.(a)
114,612
  1,900    Pharmaceutical Product Development,
             Inc.
63,769
  1,016    Priority Healthcare Corp.
45,974
  1,400    Protein Design Labs, Inc.(a)
21,088
  2,400    Regeneron Pharmaceuticals, Inc.(a)
15,900
  1,600    Resound Corp.(a)
6,000
  2,500    Respironics, Inc.(a)
32,969
  2,500    Roberts Pharmaceutical Corp.
51,875
  4,200    Safeskin Corp.(a)
31,237
    700    SpaceLabs Medical, Inc.(a)
11,769
  2,400    Summit Technology, Inc.(a)
26,400
  1,700    Sunrise Medical, Inc.(a)
10,625
    900    Syncor International Corp.(a)
25,088
  2,100    US Bioscience, Inc.(a)
22,838
  2,000    Vertex Pharmaceuticals, Inc.(a)
50,500
  2,400    VISX, Inc.(a)
258,150
  1,000    Vital Signs, Inc.
18,000
                                                    --------
---

2,056,693
Electrical Equipment--3.8%
  1,000    Analogic Corp.                           $
32,937
  3,200    Anixter International, Inc.(a)
38,200
  3,300    Applied Magnetics Corp.
13,819
  2,900    Baldor Electric Co.
58,362
  1,900    Belden, Inc.
32,419
  2,850    Burr-Brown Corp.
66,975
  2,900    C-Cube Microsystems, Inc.(a)
57,456
  3,100    Cognex Corp.
73,431
    900    Electro Scientific Industries, Inc.(a)
41,850
  1,500    Electroglas, Inc.(a)
19,313
  1,700    Etec Systems, Inc.(a)
50,044
  1,100    Hadco Corp.(a)
34,650
    850    Harmon Industries, Inc.
17,053
  1,700    Helix Technology Corp.
26,138
  1,100    Innovex, Inc.
14,713
  1,500    Juno Lighting, Inc.
33,656
  3,000    KEMET Corp.(a)
34,500
  2,100    Kent Electronics Corp.(a)
20,869
  4,100    Komag, Inc.(a)
17,938
  1,800    Kulicke & Soffa Industries, Inc.(a)
45,450
  3,100    Novellus Systems, Inc.
170,887
  1,300    Technitrol, Inc.
29,981
  2,000    Valence Technology, Inc.(a)
13,250
  3,300    Vicor Corp.(a)
41,250
                                                    --------
---

985,141
------------------------------------------------------------
Electronics--4.8%
    900    Alliant Techsystems, Inc.(a)
69,919
    700    Bell Industries, Inc.
7,263
    900    Benchmark Electronics, Inc.(a)
27,000
  2,100    BMC Industries, Inc.
9,319
  2,250    Cable Design Technologies Corp.(a)
24,750
  2,400    Checkpoint Systems, Inc.
19,950
  1,100    CTS Corp.
54,381
  2,200    Dallas Semiconductor Corp.
84,975
  4,800    Digital Microwave Corp.
40,200
  1,800    Dionex Corp.(a)
67,950
  2,400    Filenet Corp.
16,800
  1,400    Harman International Industries, Inc.
51,450
    900    Integrated Circuit Systems, Inc.(a)
16,256

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of                  PRUDENTIAL
INDEX SERIES FUND
March 31, 1999 (Unaudited)                      PRUDENTIAL
SMALL-CAP INDEX FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                     Value (Note 1)
------------------------------------------------------------
Electronics (cont'd.)
  1,100    Itron, Inc.(a)                           $
10,312
  1,300    Marshall Industries(a)
17,550
  2,700    Methode Eletronics, Inc. (Class 'A'
             Stock)
30,037
  1,600    Micrel, Inc.(a)
80,100
    800    Park Electrochemical Corp.
18,800
  1,900    Photronics, Inc.(a)
35,387
  2,000    Pioneer-Standard Electronics, Inc.
13,125
  1,200    Plexus Corp.(a)
33,450
  4,000    S3, Inc.(a)
30,000
  4,500    Sanmina Corp.(a)
286,875
  1,200    SpeedFam International, Inc.(a)
14,400
    500    Three-Five Systems, Inc.(a)
4,313
  1,600    Ultratech Stepper, Inc.(a)
22,600
  2,500    Unitrode Corp.(a)
35,469
  3,600    VLSI Technology, Inc.(a)
69,750
    500    Watkins Johnson Co.
11,312
    900    Whittaker Corp.
19,744
  1,600    X-Rite, Inc.
10,400
                                                    --------
---

1,233,837
------------------------------------------------------------
Exploration & Production--0.3%
  3,200    Newfield Exploration Co.(a)
72,400
------------------------------------------------------------
Financial Services--4.5%
  4,900    Americredit Corp.
64,313
  2,500    Capital Resources Corp.
43,125
  1,800    CMAC Investment Corp.
70,200
  2,100    Cullen/Frost Bankers, Inc.
100,669
  1,000    Dain Rauscher Corp.
34,000
  1,630    Delphi Financial Group, Inc.(a)
55,216
  2,800    Eaton Vance Corp.
56,350
  1,400    Gallagher (Arthur J.) & Co.
64,400
  1,900    Jefferies Group, Inc.
90,131
  4,400    Legg Mason, Inc.
148,225
  2,100    Orion Capital Corp.
65,625
  2,000    Pioneer Group, Inc.
29,625
  1,678    Primark Corp.(a)
35,658
  3,750    Raymond James Financial, Inc.
74,062
  1,400    SEI Investments Corp.
129,500
  1,500    U.S. Trust Corp.
111,281
                                                    --------
---

1,172,380
Food & Beverage--2.2%
  1,400    Canandaigua Wine, Inc. (Class 'A'
             Stock)(a)                              $
70,525
  5,100    Chiquita Brands International, Inc.
51,956
    700    Coca-Cola Bottling Co.
38,675
  3,400    Earthgrains Co.
75,437
  3,000    Fleming, Inc.
25,688
    700    J & J Snack Foods Corp.(a)
14,088
  1,700    Michael Foods, Inc.
32,406
    800    Nash-Finch Co.
6,700
  2,400    Ralcorp Holdings, Inc.
45,600
  3,700    Richfood Holdings, Inc.
79,781
  2,900    Smithfield Foods, Inc.(a)
65,794
  2,100    Whole Foods Market, Inc.
72,187
                                                    --------
---

578,837
------------------------------------------------------------
Forest Products--0.2%
  1,000    Pope & Talbot, Inc.
6,375
  1,600    Universal Forest Products, Inc.
32,800
                                                    --------
---

39,175
------------------------------------------------------------
Furniture--1.6%
  1,000    Bassett Furniture Industries, Inc.
22,125
    800    Dixie Group, Inc.
5,700
  2,200    Ethan Allen Interiors, Inc.(a)
91,438
  4,100    La-Z-Boy, Inc.
77,900
  1,400    Libbey, Inc.
43,400
  4,800    Mohawk Industries, Inc.(a)
144,000
  1,200    Thomas Industries, Inc.
22,500
                                                    --------
---

407,063
------------------------------------------------------------
Health Care--1.7%
  2,500    American Oncology Resources, Inc.
22,500
  4,600    Coventry Healthcare, Inc.(a)
34,500
  1,000    Curative Health Services, Inc.
11,500
  1,200    Datascope Corp.
32,400
  1,100    Diagnostic Products Corp.
26,675

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of                  PRUDENTIAL
INDEX SERIES FUND
March 31, 1999 (Unaudited)                      PRUDENTIAL
SMALL-CAP INDEX FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                     Value (Note 1)
------------------------------------------------------------
Health Care (cont'd.)
    800    Hauser, Inc.                             $
2,100
  4,054    Integrated Health Services, Inc.
22,297
  3,000    Liposome Co., Inc.(a)
40,312
  2,400    Magellan Health Services, Inc.
10,050
  2,600    Medquist, Inc.(a)
78,000
  1,500    NCS Healthcare, Inc.
18,000
  2,300    Organogenesis, Inc.(a)
26,594
    500    Pharmaceutical Marketing Services
7,507
  3,400    Renal Care Group, Inc.(a)
66,725
  2,100    Sierra Health Services, Inc.(a)
27,300
  1,900    Sola International, Inc.(a)
22,919
                                                    --------
---

449,379
------------------------------------------------------------
Hospitals/Hospital Management--1.0%
  2,700    Genesis Health Ventures, Inc.(a)
13,163
  5,712    Mariner Post-Acute Network, Inc.
12,495
  3,700    Orthodontic Centers of America, Inc.(a)
58,275
  1,200    Pediatrix Medical Group, Inc.(a)
33,750
  5,900    PhyCor, Inc.(a)
28,025
  2,600    Universal Health Services, Inc. (Class
             'B' Stock)(a)
112,450
                                                    --------
---

258,158
------------------------------------------------------------
Housing Related--0.9%
  2,800    Fedders Corp.
14,175
  1,400    M.D.C. Holdings, Inc.
20,125
    600    National Presto Industries, Inc.
21,263
  1,400    Oak Industries, Inc.
44,450
  3,600    Oakwood Homes Corp.
50,625
  1,200    Ryland Group, Inc.
30,375
    700    Skyline Corp.
19,425
  1,100    U.S. Home Corp.
35,887
                                                    --------
---

236,325
------------------------------------------------------------
Insurance--3.5%
  3,400    American Bankers Insurance Group, Inc.
176,800
  3,400    AMRESCO, Inc.
26,137
    800    Compdent Corp.(a)
10,000
  2,900    Enhance Financial Services Group, Inc.
65,975
    900    Executive Risk, Inc.                     $
63,900
  2,268    Fidelity National Financial, Inc.
34,020
  4,700    First American Financial Corp.
74,319
  5,500    Fremont General Corp.
104,844
  2,900    Frontier Insurance Group, Inc.
34,437
    900    Galey & Lord, Inc.
3,994
    900    Hilb, Rogal & Hamilton Co.
15,244
  3,200    Mutual Risk Management Ltd.
122,400
  1,500    NAC RE Corp.
80,531
  2,200    Selective Insurance Group, Inc.
38,775
    700    Trenwick Group, Inc.
19,688
  1,300    Zenith National Insurance Corp.
31,606
                                                    --------
---

902,670
------------------------------------------------------------
Leisure--1.6%
  1,000    Anchor Gaming Inc., Corp.(a)
43,750
  2,100    Arctic Cat, Inc.
20,869
  3,500    Aztar Corp.(a)
16,844
    900    Carmike Cinemas, Inc. (Class 'A'
             Stock)(a)
16,256
  2,000    Family Golf Centers, Inc.(a)
14,875
    600    GC Companies, Inc.(a)
18,862
  2,000    Hollywood Park, Inc.(a)
20,625
    900    Huffy Corp.
10,800
  1,300    K2, Inc.(a)
10,238
  2,350    Marcus Corp.
28,200
  2,936    Midway Games, Inc.
25,506
  2,500    Players International, Inc.(a)
15,625
  2,000    Polaris Industries, Inc.
63,500
  4,000    Prime Hospitality Corp.(a)
39,750
  2,100    Sturm Ruger & Co., Inc.
21,000
    950    Thor Industries, Inc.
21,494
  1,700    Winnebago Industries, Inc.
23,800
                                                    --------
---

411,994
------------------------------------------------------------
Machinery--1.7%
  3,095    Applied Power, Inc. (Class 'A' Stock)
84,339
  1,500    Astec Industries, Inc.(a)
46,312
  1,100    Flow International Corp.(a)
10,863
  1,200    Gardner Machinery, Inc.(a)
19,050
  1,600    Graco, Inc.
35,300

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of                  PRUDENTIAL
INDEX SERIES FUND
March 31, 1999 (Unaudited)                      PRUDENTIAL
SMALL-CAP INDEX FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                     Value (Note 1)
------------------------------------------------------------
Machinery (cont'd)
  2,200    Halter Marine Group, Inc.                $
12,787
  3,400    JLG Industries, Inc.
46,325
  1,000    Lindsay Manufacturing Co.(a)
19,875
  3,700    Paxar Corp.
27,519
  1,600    Regal Beloit Corp.
28,900
    800    Robbins & Myers, Inc.
13,800
  2,400    Roper Industries, Inc.
57,300
  1,500    Royal Appliance Manufacturing Co.(a)
5,625
  1,000    Toro Co.
31,375
                                                    --------
---

439,370
------------------------------------------------------------
Metals-Ferrous--0.6%
    700    Acme Metals, Inc.(a)
175
  1,800    Birmingham Steel Corp.
7,088
  1,100    Commercial Metals Co.
22,000
  3,600    Mascotech, Inc.
55,800
  1,100    Quanex Corp.
17,050
  1,500    Reliance Steel and Aluminum Co.
43,219
    800    Steel Technologies, Inc.
6,300
  1,300    WHX Corp.(a)
10,237
                                                    --------
---

161,869
------------------------------------------------------------
Metals-Non Ferrous--0.4%
    700    Amcast Industrial Corp.
11,288
  2,100    AMCOL International Corp.
21,000
  1,300    Brush Wellman, Inc.
18,850
  1,200    Commonwealth Industries, Inc.
10,800
  4,300    Hecla Mining Co.(a)
11,825
  1,300    IMCO Recycling, Inc.(a)
16,737
  1,600    RTI International Metals, Inc.(a)
15,000
                                                    --------
---

105,500
------------------------------------------------------------
Mineral Resources--0.6%
  3,066    Delta & Pine Land Co.
94,280
    950    Kronos, Inc.(a)
23,275
  1,600    Lone Star Industries, Inc.
49,600
                                                    --------
---

167,155
Miscellaneous Basic Industry--3.5%
  2,100    Apogee Enterprises, Inc.                 $
24,938
  2,900    Blount International, Inc. (Class 'A'
             Stock)
83,737
  2,000    Clarcor, Inc.
34,125
  2,800    Corn Products International, Inc.
67,025
    800    CPI Corp.
17,900
  1,300    Esterline Technologies Corp.
16,819
  1,500    Florida Rock Industries, Inc.
51,187
  1,200    Gibson Greetings, Inc.(a)
8,775
  1,700    Global Industrial Technologies, Inc.
17,850
  2,300    Griffon Corp.(a)
15,813
    600    Insteel Industries, Inc.
3,375
  4,100    Interface, Inc.
39,462
    916    Intermagnetics General Corp.
7,557
  2,000    Intermet Corp.(a)
26,750
  1,800    Kaman Corp.
23,063
  1,600    Kroll - O' Gara Co.(a)
43,400
    900    LSB Industies, Inc.
2,475
  1,200    Lydall, Inc.(a)
9,975
  1,200    O' Sullivan Corp.
9,900
  1,900    Pre-Paid Legal Services, Inc.(a)
46,550
  1,300    Service Experts, Inc.(a)
17,550
  1,000    SPS Technologies, Inc.(a)
39,250
  1,000    Standex International Corp.
21,875
  2,500    Superior Services, Inc.(a)
49,531
  1,700    Texas Industries, Inc.
42,181
  2,900    Tredegar Industries, Inc.
89,719
  1,900    Valmont Industries, Inc.
26,362
    600    Walbro Corp.
5,400
  2,200    Watsco, Inc.
32,175
  1,100    Wolverine Tube, Inc.(a)
23,238
                                                    --------
---

897,957
------------------------------------------------------------
Office Equipment & Supplies--0.3%
  2,400    John H. Harland Co.
31,050
    500    Nashua Corp.
5,750
  1,100    New England Business Service, Inc.
31,556
                                                    --------
---

68,356

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of                  PRUDENTIAL
INDEX SERIES FUND
March 31, 1999 (Unaudited)                      PRUDENTIAL
SMALL-CAP INDEX FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                     Value (Note 1)
------------------------------------------------------------
Oil & Gas--1.4%
  2,300    Benton Oil & Gas Co.(a)                  $
8,338
  1,900    Cabot Oil & Gas Corp. (Class 'A' Stock)
27,431
    800    Cascade Natural Gas Corp.
11,950
  1,200    Cross (A.T.) Co. (Class 'A' Stock)
8,775
  3,500    Cross Timbers Oil Co.
24,719
  1,400    HS Resources, Inc.
12,250
  1,900    Northwest Natural Gas Co.
41,562
  7,900    Santa Fe Energy Resources, Inc.(a)
57,769
  2,600    Snyder Oil Corp.
38,512
  2,400    Southwest Gas Corp.
66,000
  1,200    Stone Energy Corp.(a)
38,400
  4,100    Vintage Petroleum, Inc.
36,900
                                                    --------
---

372,606
------------------------------------------------------------
Oil & Gas Services--1.7%
  2,500    Barrett Resources Corp.(a)
62,656
  1,300    Daniel Industries, Inc.
19,825
  2,500    Devon Energy Corp.
68,906
  3,900    Input/Output, Inc.(a)
24,619
  1,700    Oceaneering International, Inc.(a)
25,712
  1,600    Offshore Logistics, Inc.(a)
18,600
    800    Pennsylvania Enterprises, Inc.
19,200
  1,300    Plains Resources, Inc.(a)
19,500
  3,100    Pogo Producing Co.
40,300
  1,600    Pool Energy Services Co.(a)
24,500
  3,900    Pride International, Inc.
32,175
  1,600    Remington Oil and Gas Corp. (Class 'B'
             Stock)(a)
4,600
  1,800    Seitel, Inc.(a)
25,088
  1,900    Southwestern Energy Co.
13,419
    800    St. Mary Land & Exploration Co.
13,900
  3,500    Tuboscope Vetco International, Inc.(a)
31,500
                                                    --------
---

444,500
------------------------------------------------------------
Paper and Related Products--0.4%
  1,800    Brady (W.H.) Co. (Class 'A' Stock)
37,688
  2,800    Buckeye Technologies, Inc.(a)
39,200
  1,200    Schweitzer-Mauduit International, Inc.
13,800
                                                    --------
---

90,688
Precious Metals--0.5%
  1,700    Coeur d'Alene Mines Corp.                $
7,012
  2,400    Getchell Gold Corp.(a)
62,850
  2,650    Stillwater Mining Co.(a)
69,894
                                                    --------
---

139,756
------------------------------------------------------------
Real Estate-Developers--0.2%
  2,900    Toll Brothers, Inc.(a)
52,563
------------------------------------------------------------
Restaurants--2.3%
  2,400    Applebee's International, Inc.
59,550
    800    Au Bon Pain Co., Inc. (Class 'A'
             Stock)(a)
4,200
  1,400    CEC Entertainment, Inc.
50,225
  1,600    Cheesecake Factory, Inc.(a)
38,000
  4,095    CKE Restaurants, Inc.
80,876
  2,006    Consolidated Products, Inc.
35,231
  3,000    Foodmaker, Inc.(a)
76,500
    800    IHOP Corp.
31,400
  2,300    Landry's Seafood Restaurants, Inc.
14,734
  1,800    Luby's Cafeterias, Inc.
30,375
  2,600    Ruby Tuesday, Inc.(a)
45,175
  3,100    Ryan's Family Steak Houses, Inc.(a)
37,394
  1,500    Sonic Corp.(a)
40,406
  1,000    Taco Cabana, Inc.(a)
8,813
  1,700    TCBY Enterprises, Inc.
10,200
  2,300    TriArc Companies, Inc. (Class 'A'
             Stock)(a)
40,106
                                                    --------
---

603,185
------------------------------------------------------------
Retail--6.5%
  2,000    AnnTaylor Stores Corp.(a)
88,375
  2,900    Bombay Company, Inc.(a)
11,600
  1,300    Books-A-Million, Inc.(a)
13,244
  1,400    Brown Group, Inc.
18,463
    900    Building Materials Holdings Corp.(a)
9,113
  1,900    Cash America International, Inc.
24,463
  2,100    Cato Corp. (Class 'A' Stock)
19,556
    400    Damark International, Inc. (Class 'A'
             Stock)(a)
3,450

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

Portfolio of Investments as of                  PRUDENTIAL
INDEX SERIES FUND
March 31, 1999 (Unaudited)                      PRUDENTIAL
SMALL-CAP INDEX FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                     Value (Note 1)
------------------------------------------------------------
Retail (cont'd.)
  1,800    Dress Barn, Inc.(a)                      $
24,975
  2,700    Express Scripts, Inc. (Class 'A' Stock)
232,031
  1,900    Footstar, Inc.(a)
60,800
  2,600    Goody's Family Clothing, Inc.
36,238
    900    Gottschalks, Inc.(a)
6,188
  1,500    Hancock Fabrics, Inc.
9,469
  1,100    J. Baker, Inc.(a)
4,125
  2,200    Jan Bell Marketing, Inc.(a)
9,350
  1,500    Jo Ann Stores, Inc.
20,625
  2,400    Just For Feet, Inc.
30,000
    800    K-Swiss, Inc. (Class 'A' Stock)
20,200
  1,300    Lechters, Inc.(a)
2,803
    700    Lillian Vernon Corp.
8,400
  3,100    Linens N Things, Inc.
140,662
  2,200    Michaels Stores, Inc.(a)
54,312
  1,700    O'Reilly Automotive, Inc.(a)
76,075
  1,600    Pacific Sunwear of California(a)
55,600
  7,600    Pier 1 Imports, Inc.
61,750
  2,850    Regis Corp.
75,881
  1,800    Russ Berrie & Co., Inc.
47,025
  2,100    Shopko Stores, Inc.
62,737
  2,400    Sports Authority, Inc.
17,550
  3,500    Stein Mart, Inc.(a)
35,000
  3,600    Stride Rite Corp.
44,100
  2,700    The Men's Wearhouse, Inc.
77,962
    900    Timberland Co. (Class 'A' Stock)
56,756
  4,400    Williams-Sonoma, Inc.(a)
124,300
  2,900    Zale Corp.
99,144
                                                    --------
---

1,672,972
------------------------------------------------------------
Telecommunications--3.6%
  2,100    Allen Telecom, Inc.(a)
12,731
  3,900    Aspect Telecommunications Corp.(a)
25,838
  1,900    Avid Technology, Inc.(a)
33,131
    700    C-Cor Electronics, Inc.
12,075
  1,100    California Microwave, Inc.(a)
11,825
    500    Centigram Communications Corp.(a)
4,938
  3,900    Commscope, Inc.
81,656
  1,300    Dialogic Corp.
39,650
  3,800    General Communication, Inc.(a)
17,338
  2,800    General Semiconductor, Inc.
20,300
  2,000    Intermediate Telephone, Inc.
31,125
  4,000    International Rectifier Corp.(a)         $
28,000
  2,200    InterVoice, Inc.(a)
24,200
  1,900    Lattice Semiconductor Corp.(a)
86,569
  3,400    P-COM, Inc.(a)
25,925
  3,000    Picturetel Corp.(a)
21,000
  1,400    Plantronics, Inc.(a)
87,587
  1,100    Symmetricom, Inc.(a)
6,944
  1,700    TCSI Corp.(a)
3,241
  3,800    Tele-Save Holdings, Inc.
39,662
  1,200    TJ International, Inc.
28,950
  5,900    Vitesse Semiconductor Corp.(a)
298,687
                                                    --------
---

941,372
------------------------------------------------------------
Textiles--1.1%
    700    Angelica Corp.
9,800
  1,100    Ashworth, Inc.(a)
3,850
  1,800    Authentic Fitness Corp.
27,787
  1,900    Cone Mills Corp.(a)
9,263
  1,200    Cyrk, Inc.
9,075
  1,800    Delta Woodside Industries, Inc.
8,663
  1,800    Guilford Mills, Inc.
15,750
  1,800    Gymboree Corp.(a)
16,087
    600    Haggar Corp.
6,075
  2,700    Hartmarx Corp.(a)
13,163
    800    Johnston Industies, Inc.
1,700
  1,700    Kellwood Co.
37,506
  2,900    Nautica Enterprises, Inc.(a)
32,806
  1,400    Oshkosh B'Gosh, Inc. (Class'A' Stock)
24,762
    600    Oxford Industries, Inc.
14,625
  2,100    Phillips-Van Heusen Corp.
14,569
  1,134    Pillowtex Corp.
16,089
  1,300    St. John Knits, Inc.
34,287
                                                    --------
---

295,857
------------------------------------------------------------
Transportation/Trucking/Shipping--2.2%
  2,600    Air Express International Corp.
39,325
  2,500    American Freightways, Inc.
32,187
  1,500    Arkansas Best Corp.
10,219
  2,000    Expeditors International of Washington,
             Inc.
108,000
  2,800    Fritz Companies, Inc.(a)
19,250

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

Portfolio of Investments as of                  PRUDENTIAL
INDEX SERIES FUND
March 31, 1999 (Unaudited)                      PRUDENTIAL
SMALL-CAP INDEX FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                     Value (Note 1)
------------------------------------------------------------
Transportation/Trucking/Shipping (cont'd.)
  1,300    Frozen Food Express Industries, Inc.     $
8,288
  2,300    Heartland Express, Inc.(a)
34,931
  1,600    Kirby Corp.(a)
30,300
    800    Landstar Systems, Inc.(a)
26,500
  1,000    M.S. Carriers, Inc.(a)
26,437
  1,500    Pittston Burlington Group
10,406
    700    Railtex, Inc.
7,963
  4,500    Rollins Truck Leasing Corp.
42,469
  1,100    Rural/Metro Corp.
8,731
  2,100    USFreightways Corp.
69,037
  3,725    Werner Enterprises, Inc.
58,669
  2,000    Yellow Corp.
34,750
                                                    --------
---

567,462
------------------------------------------------------------
Utilities - Electric--3.8%
    900    Aquarion Co.
24,750
  2,400    Atmos Energy Corp.
57,750
    500    Bangor Hydro-Electric Co.(a)
6,344
  1,300    Central Hudson Gas & Electric Co.
46,556
  1,100    CILCORP, Inc.
66,069
  1,700    Commonwealth Energy Systems
65,450
    800    Connecticut Energy Corp.
19,400
  1,600    Eastern Utilities Associates
45,300
  2,300    Energen Corp.
34,356
    400    Green Mountain Power Corp.
3,875
  2,200    KCS Energy, Inc.
2,888
  1,400    New Jersey Resources Corp.
49,787
  1,100    Orange & Rockland Utilities, Inc.
63,181
  3,202    Philadelphia Suburban Corp.
72,645
  2,400    Piedmont Natural Gas, Inc.
84,000
  1,600    Public Service Co., Inc.
45,400
  2,500    Sierra Pacific Resources
87,969
  1,200    The United Illuminating Co.
50,325
  1,100    TNP Enterprises, Inc.
31,625
  2,900    United Water Resources, Inc.
60,175
  2,900    Wicor, Inc.
58,725
                                                    --------
---

976,570
Utilities - Water--0.1%
    700    American States Water Co.                $
16,975
                                                    --------
---
           Total long-term investments
             (cost $28,864,360)
24,616,348
                                                    --------
---
   ---------------------------------------------------------
---
Principal
Amount
(000)
SHORT-TERM INVESTMENTS--5.2%
------------------------------------------------------------
U.S. GOVERNMENT SECURITY--0.8%
   $200(b) United States Treasury Bill,
             4.45%, 6/17/99
             (cost $198,118)
198,118
------------------------------------------------------------
REPURCHASE AGREEMENT--4.4%
  1,152    Joint Repurchase Agreement Account,
             4.91%, 4/1/99 (Note 5)
             (cost $1,152,000)
1,152,000
                                                    --------
---
           Total short-term investments
             (cost $1,350,118)
1,350,118
------------------------------------------------------------
Total Investments--100.3%
           (cost $30,214,478; Note 4)
25,966,466
           Liabilities in excess of other
             assets--(0.3%)
(90,430)
                                                    --------
---
           Net Assets--100%
$25,876,036
                                                    --------
---
                                                    --------
---

---------------
(a) Non-income producing security.
(b) Pledged as initial margin on futures contracts.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

Statement of Assets and Liabilities            PRUDENTIAL
INDEX SERIES FUND
(Unaudited)                                    PRUDENTIAL
SMALL-CAP INDEX FUND
------------------------------------------------------------
--------------------

Assets
March 31, 1999
Investments, at value (cost
$30,214,478)................................................
 ...................      $  25,966,466
Cash........................................................
 ...............................................
32,849
Receivable for investments
sold........................................................
 ....................             45,992
Receivable from
Manager.....................................................
 ...............................             30,226
Dividends and interest
receivable..................................................
 ........................             14,726
Receivable for Fund shares
sold........................................................
 ....................             13,653
Other
assets......................................................
 .........................................                 69

--------------
   Total
assets......................................................
 ......................................         26,103,981

--------------
Liabilities
Payable for investments
purchased...................................................
 .......................            144,147
Accrued expenses and other
liabilities.................................................
 ....................             62,476
Payable for Fund shares
repurchased.................................................
 .......................             13,572
Due to broker - variation
margin......................................................
 .....................              7,750

--------------
   Total
liabilities.................................................
 ......................................            227,945

--------------
Net
Assets......................................................
 ...........................................      $
25,876,036

--------------

--------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ..........      $      30,595
   Paid-in capital in excess of
par.........................................................
 ...............         29,482,797

--------------

29,513,392
   Undistributed net investment
income......................................................
 ...............             41,463
   Accumulated net realized gain on
investments.................................................
 ...........            580,544
   Net unrealized depreciation on
investments.................................................
 .............         (4,259,363)

--------------
Net assets, March 31,
1999........................................................
 .........................      $  25,876,036

--------------

--------------
Net asset value per share
   ($25,876,036 / 3,059,451 shares of beneficial interest
issued and outstanding)..........................
$8.46

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

PRUDENTIAL INDEX SERIES FUND
PRUDENTIAL SMALL-CAP INDEX FUND
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                   Ended
Net Investment Income                          March 31,
1999
Income
   Dividends (net of foreign withholding
      taxes of $17).........................     $  101,252
   Interest.................................         44,319
                                               -------------
-
      Total income..........................        145,571
                                               -------------
-
Expenses
   Management fee...........................         37,254
   Custodian's fees and expenses............         79,800
   Registration fees........................         18,500
   Reports to shareholders..................          9,800
   Audit fees...............................          9,000
   Legal fees...............................          5,000
   Transfer agent's fees and expenses.......          2,600
   Trustees' fees...........................          2,100
   Miscellaneous............................            715
                                               -------------
-
      Total operating expenses..............        164,769
Less: Expense subsidy (Note 2)..............       (102,676)
                                               -------------
-
      Net expenses..........................         62,093
                                               -------------
-
Net investment income.......................         83,478
                                               -------------
-
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain on:
   Investment transactions..................        436,719
   Financial futures contracts..............        281,895
                                               -------------
-
                                                    718,614
                                               -------------
-
Net change in unrealized depreciation on:
   Investments..............................        798,412
   Financial futures contracts..............         (8,200)
                                               -------------
-
                                                    790,212
                                               -------------
-
Net gain on investments.....................      1,508,826
                                               -------------
-
Net Increase in Net Assets
Resulting from Operations...................     $1,592,304
                                               -------------
-
                                               -------------
-

PRUDENTIAL INDEX SERIES FUND
PRUDENTIAL SMALL-CAP INDEX FUND
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                  Six Months     October 1,
1997(a)
                                     Ended
through
Increase (Decrease)                March 31,
September 30,
in Net Assets                        1999               1998
Operations
   Net investment income........  $    83,478        $
108,532
   Net realized gain on
      investment transactions
      and financial futures
      contracts.................      718,614
389,346
   Net change in unrealized
      appreciation on
      investments and financial
      futures contracts.........      790,212
(5,049,575)
                                  -----------    -----------
--------
   Net increase in net assets
      resulting from
      operations................    1,592,304
(4,551,697)
                                  -----------    -----------
--------
Dividends and distributions
   (Note 1):
   Dividends to shareholders
      from net investment
      income....................     (138,793)
(31,374)
                                  -----------    -----------
--------
   Distributions to shareholders
      from net realized gains...     (527,416)         --
                                  -----------    -----------
--------
Fund share transactions (Note
   6):
   Net proceeds from shares
      sold......................    7,469,219
28,670,830
   Net asset value of shares
      issued to shareholders in
      reinvestment of
      distributions.............      665,853
31,360
   Cost of shares reacquired....   (3,440,818)
(3,863,432)
                                  -----------    -----------
--------
   Net increase in net assets
      from Fund share
      transactions...               4,694,254
24,838,758
                                  -----------    -----------
--------
Net increase....................    5,620,349
20,255,687
                                  -----------    -----------
--------
Net Assets
Beginning of period.............   20,255,687          --
                                  -----------    -----------
--------
End of period(b)................  $25,876,036
$20,255,687
                                  -----------    -----------
--------
                                  -----------    -----------
--------
---------------
(a) Commencement of investment operations.
(b) Includes undistributed net
    investment income of........  $    41,463        $
96,778
                                  -----------    -----------
--------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     15

Notes to Financial Statements                   PRUDENTIAL
INDEX SERIES FUND
(Unaudited)                                     PRUDENTIAL
SMALL-CAP INDEX FUND
------------------------------------------------------------
--------------------
The Prudential Index Series Fund (the 'Company') is
registered under the
Investment Company Act of 1940 as an open-end, diversified
management investment
company. The Company was established as a Delaware business
trust on May 11,
1992 and currently consists of five separate funds (the
'Funds'). Prudential
Small-Cap Index Fund (the 'Fund') commenced investment
operations on October 1,
1997 when 1,860,203 shares of beneficial interest of the
Fund were sold for
$18,602,031 to The Prudential Insurance Company of America
('The Prudential').
The Fund's investment objective is to provide investment
results that correspond
to the price and yield performance of a broad-based index of
Small Cap stocks.
The Fund currently uses the Standard & Poor's 600 Small
Capitalization Stock
Price Index price for that purpose.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund.
Securities Valuation: Securities, including options,
warrants, futures contracts
and options thereon, for which the primary market is on a
national securities
exchange, commodities exchange or board of trade or Nasdaq
are valued at the
last sale price on such exchange or board of trade on the
date of valuation or,
if there was no sale on such day, at the mean between the
closing bid and asked
prices quoted on such day or at the bid price in the absence of an asked price.
Securities that are actively traded in the over-the-counter
market, including
listed securities for which the primary market is believed
to be
over-the-counter, are valued by a principal market maker or
independent pricing
agent.
U.S. Government securities for which market quotations are
available shall be
valued at a price provided by an independent broker/dealer
or pricing service.
Securities for which reliable market quotations are not
available or for which
the pricing agent or principal market maker does not provide a valuation or
methodology or provides a valuation or methodology that, in
the judgment of the
subadvisers does not represent fair value, are valued at
fair value as
determined under procedures established by the Trustees.
In connection with transactions in repurchase agreements, it is the Fund's
policy that its custodian or designated subcustodians under
triparty repurchase
agreements, as the case may be, take possession of the
underlying collateral
securities, the value of which exceeds the principal amount
of the repurchase
transaction, including accrued interest. To the extent that
any repurchase
transaction exceeds one business day, the value of the
collateral is
marked-to-market on a daily basis to ensure the adequacy of
the collateral. If
the seller defaults and the value of the collateral declines or if bankruptcy
proceedings are commenced with respect to the seller of the
security,
realization of the collateral by the Fund may be delayed or
limited.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Dividend income is
recorded on the
ex-dividend date and interest income is recorded on the
accrual basis. Expenses
are recorded on the accrual basis which may require the use
of certain estimates
by management.
Financial Futures Contracts: A financial futures contract is an agreement to
purchase (long) or sell (short) an agreed amount of
securities or commodities at
a set price for delivery on a future date. Upon entering
into a financial
futures contract, the Fund is required to pledge to the
broker an amount of cash
and/or other assets equal to a certain percentage of the
contract amount. This
amount is known as the 'initial margin.' Subsequent
payments, known as
'variation margin,' are made or received by the Fund each
day, depending on the
daily fluctuations in the value of the underlying security
or commodity. Such
variation margin is recorded for financial statement
purposes on a daily basis
as unrealized gain or loss. When the contract expires or is
closed, the gain or
loss is realized and is presented in the statement of
operations as net realized
gain (loss) on financial futures contracts.
The Fund invests in financial futures contracts in order to
hedge existing
portfolio securities, or securities the Fund intends to
purchase, against
fluctuations in value. Under a variety of circumstances, the
Fund may not
achieve the anticipated benefits of the financial futures
contracts and may
realize a loss. The use of futures transactions involves the risk of imperfect
correlation in movements in the price of futures contracts
and the underlying
assets.
Dividends and Distributions: Dividends and distributions of
the Fund are
declared in cash and automatically reinvested in additional
shares of the Fund.
The Fund will declare and distribute its net investment
income and net capital
gains, if any, at least annually. Dividends and
distributions are recorded on
the ex-dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
------------------------------------------------------------
--------------------
                                       16

Notes to Financial Statements                   PRUDENTIAL
INDEX SERIES FUND
(Unaudited)                                     PRUDENTIAL
SMALL-CAP INDEX FUND
------------------------------------------------------------
--------------------
Federal Income Taxes: It is the Fund's policy to meet the
requirements of the
Internal Revenue Code applicable to regulated investment
companies and to
distribute all of its taxable net investment income and net
capital gains, if
any, to its shareholders. Therefore, no federal income tax
provision is
required.
Withholding taxes on foreign dividends have been provided
for in accordance with
the Fund's understanding of the applicable country's tax
rules and rates.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investment Fund Management
LLC ('PIFM' or the 'Manager'). Pursuant to this agreement
PIFM has
responsibility for all investment advisory services. PIFM
has entered into a
subadvisory agreement with The Prudential Investment
Corporation ('PIC'). PIC,
subject to the supervision of PIFM, manages the assets of
the Fund in accordance
with its investment objective and policies. PIFM pays for
the costs and expenses
attributable to the subadvisory agreement and the salaries
and expenses of all
personnel of the Fund except for fees and expenses of
unaffiliated Trustees. The
management fee paid PIFM is computed daily and payable
monthly at an annual rate
of .30 of 1% of the Fund's average daily net assets.
PIFM has agreed to reimburse the Fund so that total
operating expenses do not
exceed .50% of the average net assets of the Fund for the
six months ended March
31, 1999. This voluntary waiver may be terminated at any
time without notice.
For the six months ended March 31, 1999, PIFM subsidized
$102,676 for the
expenses of the Fund (.64% of the average net assets of the
Fund/$.03 per
share.)
Prudential Securities Incorporated ('PSI') acted as the
distributor of the
Fund's shares through May 31, 1998. Prudential Investment
Management Services
('PIMS') became the distributor of the Fund effective June
1998 and is serving
under the same terms and conditions as under the agreement
with PSI. Under the
distribution agreement, PSI and PIMS incurred the expenses
of distributing the
Fund's shares, none of which is reimbursed or paid for by
the Fund.
PIC, PIFM, PIMS and PSI are wholly owned subsidiaries of The
Prudential
Insurance Company of America.
As of March 11, 1999, the Fund, along with other affiliated
registered
investment companies (the 'Funds'), entered into a
syndicated credit agreement
('SCA') with an unaffiliated lender. The maximum commitment
under the SCA is $1
billion. The Funds pay a commitment fee at an annual rate of
 .065 of 1% on the
unused portion of the credit facility, which is accrued and
paid quarterly on a
pro rata basis by the Funds. The SCA expires on March 9,
2000. Prior to March
11, 1999, the Funds had a credit agreement with a maximum
commitment of
$200,000,000. The commitment fee was .055 of 1% on the
unused portion of the
credit facility. The Fund did not borrow any amounts
pursuant to either
agreement during the six months ended March 31, 1999. The
purpose of the
agreements are to serve as an alternative source of funding
for capital share
redemptions.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the six months
ended March 31, 1999,
the Fund incurred fees of approximately $2,300 for the
services of PMFS. As of
March 31, 1999, approximately $900 of such fees were due to
PMFS. Transfer agent
fees and expenses in the Statement of Operations also
include certain
out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 1999 aggregated
$7,415,121 and $2,437,041,
respectively.
On March 31, 1999, the Fund held the following two futures contracts expiring
June 1999.

                                              Unrealized
   Future         Cost       Market Value     Gain/(Loss)
------------    --------     ------------     -----------
Russell 2000    $809,100       $797,000        $ (12,100)
Mid Cap 400      367,550        368,300              750
                                              -----------
                                               $ (11,350)
                                              -----------
                                              -----------

The cost basis of investments for federal income tax
purposes is $30,368,269
and, accordingly, as of March 31, 1999, net unrealized
depreciation for federal
income tax purposes was $4,401,803 (gross unrealized
appreciation--$2,618,752;
gross unrealized depreciation--$7,020,555).
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily aggregate
balance of which is invested in one or more repurchase
agreements collateralized
by U.S. Treasury or federal agency obligations. As of
------------------------------------------------------------
--------------------
                                       17

Notes to Financial Statements                   PRUDENTIAL
INDEX SERIES FUND
(Unaudited)                                     PRUDENTIAL
SMALL-CAP INDEX FUND
------------------------------------------------------------
--------------------
March 31, 1999, the Fund had a .21% undivided interest in
the repurchase
agreements in the joint account. The undivided interest
represented $1,152,000
in principal amount. As of such date, each repurchase
agreement in the joint
account and the collateral therefore was as follows:
Bear Stearns & Co., Inc., 4.92%, in the principal amount of
$170,000,000,
repurchase price $170,023,233, due 4/1/99. The value of the
collateral including
accrued interest was $174,282,442.
Salomon Smith Barney, Inc. 4.90%, in the principal amount of
$170,000,000,
repurchase price $170,023,139, due 4/1/99. The value of the
collateral including
accrued interest was $174,947,170.
Morgan Stanley Dean Witter, 4.90%, in the principal amount
of $170,000,000,
repurchase price $170,023,139, due 4/1/99. The value of the
collateral including
accrued interest was $173,474,773.
SBC Warburg Dillon Read, Inc., 4.97%, in the principal
amount of $44,773,000,
repurchase price $44,779,181, due 4/1/99. The value of the
collateral including
accrued interest was $45,668,747.
------------------------------------------------------------
Note 6. Capital
The Series offers Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
The Fund has authorized an unlimited number of shares of beneficial interest at
$.001 par value. Transactions in shares of beneficial interest for the six months ended March 31, 1999 and the year ended September 30, 1998 were as follows:

Class Z                                              Shares
-------------------------------------------------   --------
-
Six months ended March 31, 1999:
Shares sold......................................
880,619
Shares issued in reinvestment of dividends and
  distributions..................................
77,335
Shares reacquired................................
(400,752)
                                                    --------
-
Net increase in shares outstanding...............
557,202
                                                    --------
-
                                                    --------
-
Year ended September 30, 1998:
Shares sold......................................
2,895,380
Shares issued in reinvestment of dividends and
  distributions..................................
3,379
Shares reacquired................................
(396,510)
                                                    --------
-
Net increase in shares outstanding...............
2,502,249
                                                    --------
-
                                                    --------
-

Of the shares outstanding at March 31, 1999, PIFM and
affiliates owned 4,342,666
shares of the Fund.
------------------------------------------------------------
--------------------
                                       18

Financial Highlights                     PRUDENTIAL INDEX
SERIES FUND
(Unaudited)                              PRUDENTIAL SMALL-
CAP INDEX FUND
------------------------------------------------------------
--------------------

Class Z

------------------------------------

Six Months        October 1, 1997(a)

Ended               through

March 31,          September 30,

1999                  1998

-----------       ------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period....................................................
$  8.09              $  10.00

-----------              ------
Income from investment operations
Net investment
income(c)...................................................
 .............           .02                   .04
Net realized and unrealized gain (loss) on
investment...................................           .59
(1.94)

-----------              ------
   Total from investment
operations..................................................
 ...           .61                 (1.90)

-----------              ------
Less distributions:
Dividends from net investment
income....................................................
(.05)                 (.01)
Distributions from net realized capital
gains...........................................
(.19)                   --

-----------              ------
   Total dividends and
distributions...............................................
 .....          (.24)                 (.01)

-----------              ------
Net asset value, end of
period......................................................
 ....       $  8.46              $   8.09

-----------              ------

-----------              ------
TOTAL
RETURN(d):..................................................
 ......................          7.49%               (18.98)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).......................................................
 ..       $25,876              $ 20,256
Average net assets
(000).......................................................
 .........       $24,904              $ 22,676
Ratios to average net assets:(c)

Expenses....................................................
 .........................           .50%(b)
 .50%
   Net investment
income......................................................
 ..........           .67%(b)               .48%
Portfolio
turnover....................................................
 ..................            12%                   52%

---------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Net of expense subsidy.
(d) Total return is calculated assuming a purchase of shares on the first day
    and a sale on the last day of the period reported and
includes reinvestment
    of dividends and distributions. Total return for periods
of less than a full
    year are not annualized. Total return includes the
effect of expense
    subsidies.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     19

Getting The Most From Your Prudential Mutual Fund
When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco
Securities registered representative. Your advisor or representative can provide you with the following services:

------------------------------------------------------------
-------------------
There's No Reward Without Risk; But Is This Risk Worth It? Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction--there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

------------------------------------------------------------
-------------------
Keeping Up With The Joneses
A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

------------------------------------------------------------
-------------------
Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com


Trustees
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report,and are subject to change thereafter.

The accompanying financial statements as of March 31, 1999, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

 BULK RATE
U.S. POSTAGE
   PAID
Permit 6807
New York, NY

74431F845  MF174E12



(ICON)

Prudential
Stock Index
Fund

SEMI
ANNUAL
REPORT

March 31, 1999

(LOGO)

Prudential Stock Index Fund
A Series of the Prudential Index Series Fund

Performance At A Glance
S&P 500 stocks in eight of 12 economic sectors bounced back from the summer's declines to return about 20% or more for the six-month period ended March 31, 1999. The S&P 500 Index gained more than 27%; the Prudential Stock Index Fund performed in line with the Lipper S&P 500 Fund Average.

Cumulative Total Returns1                           As of
3/31/99
                        Six             One
Five               Since
                       Months           Year
Years           Inception2
Class Z            27.19% (27.14)   18.23% (18.19)   213.14%
(212.81)   243.24% (242.89)
Class I            27.24  (27.19)   18.24  (18.20)
N/A           38.29   (38.15)
Lipper S&P 500     27.03            17.99
213.78               **
Fund Avg.3
S&P 500 Index5     27.32            18.49
220.54               ***

Average Annual Total Returns1                           As
of 3/31/99
                 One              Five             Since
                 Year             Years          Inception2
Class Z      18.23% (18.19)   25.65% (25.62)   21.26%
(21.24)
Class I      18.24  (18.20)        N/A         21.54
(21.46)

Past performance is not indicative of future results.
Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper,
Inc. Without waiver of management fees and/or expense subsidization, the Fund's cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class Z, 11/5/92, and Class I, 8/1/97.
For Class Z, the Lipper reporting period begins 10/31/92.
For Class I, the Lipper reporting period begins 7/31/97.

3 Lipper average returns are for all funds in each share
class
for the six-month, one-, and five-year periods in the S&P
500
Fund category.

4 The Standard & Poor's 500 Composite Stock Price Index (S&P
500
Index) is a market capitalization-weighted index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is an unmanaged index, and the total return includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The S&P 500 Index is not the only index that may be used to characterize performance of stock funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

** Lipper Since Inception returns are 246.15% for Class Z and
37.16% for Class I, based on all funds in each share class.

*** The S&P 500 Since Inception returns are 255.26% for
Class Z
and 38.28% for Class I.

How Investments Compared
(As of 3/31/99)
(GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results.
The risks to each of the investments listed above are different--we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth, but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly), and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Portfolio Manager's Report
(PHOTO)

John Moschberger
Fund Manager

Investment Goals and Style

The Prudential Stock Index Fund seeks to provide investment results that correspond to the price and yield performance of the Standard
& Poor's 500 Composite Stock Price Index. The S&P 500 is widely regarded as representative of the performance of the U.S. stock market as a whole, and is comprised of stocks that represent more than 80% of the total market value of all publicly traded
U.S. common stocks. The difference between the Fund's return and that of the Index is primarily fees and management expenses.
There can be no assurance that the Fund will achieve its investment objective.

Market Review
The Federal Reserve responded aggressively last fall to insulate
U.S. markets from the summer's foreign financial crises, cutting a key short-term lending rate three times in quick succession
(aggregating a significant 0.75%) to calm U.S. markets. The return of investor confidence was further aided by the apparent bottoming of the crisis in Asia, and by evidence that low inflation, high economic growth, and booming employment in the United States seemed to continue independent of troubles elsewhere around the globe. Federal Reserve Chairman Alan Greenspan cited an economic "virtuous cycle" at work but, at the same time, cautioned that stocks remain highly valued by traditional standards. This is especially true for the biggest, most familiar names: in every economic sector, our S&P 500 stocks had higher returns than the stocks of smaller companies in the S&P 400 MidCap Index.

The gaining sectors
The euphoria for large stocks in the six-month period lifted nearly every sector of the S&P 500. The technology sector, which alone represented more than 20% of the S&P 500 on March 31, 1999, drove Index performance, gaining 50%. Technology companies are widely thought to be driving productivity, which is important to economic growth. Temporary concerns about weakening demand or slowing revenue growth in some stocks were soon dwarfed by expectations of Y2K-related growth, the introduction later in 1999 of the Pentium III microprocessor, and the bottoming-out of Asian markets. Most of the sector's gains came from huge advances by the stocks of industry giants like Sun Microsystems, up 174%, and America Online, rocketing up 480%. Since being placed on the S&P 500 list on January 1, 1999, AOL has grown to represent 1.2% of the entire index by itself--the market size of Ford and General Motors combined.

Many sectors responded well to the continuing good economic news, including consumer cyclicals, up 41%, and financials, up 31%. Market leaders such as Lowes, The Gap, and Wal-Mart posted better than 60% returns in the period, though traditional retailers like J.C.
Penney and Federated Department Stores continued to lose ground. Strong sales pushed up automotive stocks:
General Motors, representing nearly 6% of the sector, surged 63%. Financials were helped by accelerating merger activity.

Capital goods gained on U.S. economic strength, as well as consumer staples and transportation, which reversed their losses during the
12 months ended September 30, 1998. Prospects of new bundled services helped fuel interest in communications services, up

32%. Even the long-suffering energy and basic materials sectors ended in positive territory: they posted gains of 7% and 4%, respectively, as prospects grew for improvements in demand for commodities, especially petroleum products, and long-overdue consolidation began in paper products industries.

Healthcare gained 20%, driven primarily by enthusiasm over new products brought to market by drug companies and by continuing merger activity. Care providers held back the sector again this period, with several companies posting double-digit declines.

S&P 500 Index                          as of 3/31/99
                         Six Month     % of
                       Total Return   Index
Technology                 50%         20%
Consumer Cyclicals         41           9
Communication Svcs.        32           8
Financials                 31          16
Capital Goods              25           8
Healthcare                 20          12
Consumer Staples           20          14
Transportation             19           1
Energy                      7           6
Basic Materials             4           3
Utilities                  -7           3
S&P 500 Index              27         100

Source: Standard & Poor's

How The S&P 500 Index Performed Since the Fund's Inception*
(GRAPH)

The S&P 500 Index, composed of stocks representing approximately
80% of the total market value of all publicly traded U.S.
common
stocks, is widely regarded as representative of the performance of the U.S. stock market as a whole. "Standard & Poor's,"
"S&P(r)," "S&P 500(r)," "Standard & Poor's 500," and "500"
are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Prudential and its affiliates and subsidiaries. The Prudential Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund. The performance cited does not represent the performance of the Prudential Stock Index Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index.

*Actual Class Z inception is 11/5/92. The Lipper reporting period begins 10/31/92.

Source: Lipper, Inc.

Lagging utilities
Utilities, which gained 30% on average last year, finished down 7% in the current reporting period. Utilities are often considered a "bond substitute," because their relative stability and independence from economic fluctuations make them popular during downturns. As the economy continued to show signs of strength, utilities lost that advantage. Furthermore, the electric industry is undergoing deregulation, bringing with it competition--and volatility.

Looking Forward

The U.S. economy is likely to continue to grow at a sustainable pace. Although stock market gains have been focused on a very few star performers, investor confidence may spread to other S&P 500 sectors, and even to stocks of smaller companies. The leadership of the stocks in the S&P 500 Index over other U.S.
markets could diminish, but its performance may rest on a much broader base.

A Message to Our Shareholders      May 19, 1999
(PHOTO)

Dear Shareholder:

As 1999 began, major index advances have been driven by the stocks of a handful of very large companies. These stocks were getting more and more expensive--out of proportion to their earnings expectations. As a result, there was a substantial disparity in value between large and small companies, and between growth and value stocks. In recent months, however, that gap has started to narrow amid news of strong economic growth.

Our current economic environment has prompted many investors to turn to value stocks that typically fare better in a growing economy, and have been selling at a significant discount to the market.

Many sectors of the bond market have also begun to rebound from last year's global financial crisis. Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification is critical
History shows that the markets generally bring prices in line with earnings performance, sooner or later. It also shows that two investment styles--value and growth--typically alternate in periods of superior performance.

What does this suggest? Instead of chasing popular market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented equity funds, bond funds, and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time. Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

Portfolio of Investments as of
PRUDENTIAL INDEX SERIES FUND
March 31, 1999 (Unaudited)
PRUDENTIAL STOCK INDEX FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--95.0%
COMMON STOCKS
------------------------------------------------------------
Aerospace/Defense--1.3%
  4,325    Aeroquip-Vickers, Inc.                 $
247,877
 82,824    Allied Signal, Inc.
4,073,905
147,484    Boeing Co.
5,032,891
 19,506    General Dynamics Corp.
1,253,261
 59,056    Lockheed Martin Corp.
2,225,673
  9,920    Northrop Grumman Corp.
593,960
 48,744    Raytheon Co.
2,857,617
 29,563    Rockwell International Corp.
1,254,580
 32,860    United Technologies Corp.
4,450,476
                                                  ----------
----

21,990,240
------------------------------------------------------------
Airlines--0.3%
 27,649    AMR Corp.(a)
1,619,195
 20,984    Delta Airlines, Inc.
1,458,388
 50,922    Southwest Airlines Co.
1,540,390
 12,521    USAir Group, Inc.(a)
611,181
                                                  ----------
----

5,229,154
------------------------------------------------------------
Aluminum--0.2%
 33,529    Alcan Aluminum Ltd.
865,468
 56,632    Alcoa Inc.
2,332,530
  8,836    Reynolds Metals Co.
426,889
                                                  ----------
----

3,624,887
------------------------------------------------------------
Automobiles & Trucks--1.3%
  6,579    Cummins Engine Co., Inc.
233,966
 23,340    Dana Corp.
886,920
181,289    Ford Motor Co.
10,288,151
 98,378    General Motors Corp.
8,546,589
 29,599    Genuine Parts Co.
852,821
 12,876    Johnson Controls, Inc.
803,140
  8,760    Navistar International Corp.(a)
352,042
                                                  ----------
----

21,963,629
Banking--6.8%
 17,600    AmSouth Bancorporation                 $
800,800
109,286    Associates First Capital Corp.
4,917,870
115,836    Bank of New York Co., Inc.
4,162,856
175,716    Bank One Corp.
9,675,362
257,967    BankAmerica Corp.
18,218,920
 44,528    BankBoston Corp.
1,928,619
 13,477    Bankers Trust Corp.
1,189,345
 10,289    Capital One Financial
1,553,639
126,784    Chase Manhattan Corp.
10,309,124
 23,561    Comerica, Inc.
1,471,090
 39,064    Fifth Third Bancorp
2,575,783
146,949    First Union Corp.
7,852,587
 34,800    Firstar Corporation Wisconsin
3,114,600
 84,944    Fleet Financial Group, Inc.
3,196,018
  8,464    Golden West Financial Corp.
808,312
 29,710    Huntington Bancshares, Inc.
919,153
 26,790    J.P. Morgan & Co., Inc.
3,305,216
 69,035    KeyCorp
2,092,624
 38,373    Mellon Bank Corp.
2,700,500
 25,086    Mercantile Bancorporation, Inc.
1,191,585
 49,649    National City Corp.
3,295,452
 16,881    Northern Trust Corp.
1,499,244
 44,736    PNC Bank Corp.
2,485,644
 20,901    Providian Financial Corp.
2,299,110
 15,629    Republic New York Corp.
720,888
 22,700    SouthTrust Corp.
846,994
 24,631    State Street Corp.
2,024,360
 25,677    Summit Bancorp
1,001,403
 47,283    Suntrust Banks, Inc.
2,943,367
109,558    U.S. Bancorp
3,731,819
 20,900    Union Planters Corp.
918,294
246,340    Wells Fargo & Co.
8,637,296
                                                  ----------
----

112,387,874

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of
PRUDENTIAL INDEX SERIES FUND
March 31, 1999 (Unaudited)
PRUDENTIAL STOCK INDEX FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Beverages--2.6%
  4,847    Adolph Coors Co.                       $
261,738
 72,527    Anheuser Busch Companies, Inc.
5,525,651
 10,238    Brown-Forman Corp.
589,965
367,732    Coca-Cola Co.
22,569,551
 58,700    Coca-Cola Enterprises, Inc.
1,775,675
219,181    PepsiCo, Inc.
8,589,155
 59,121    Seagram Co., Ltd.
2,956,050
                                                  ----------
----

42,267,785
------------------------------------------------------------
Chemicals--1.3%
 37,032    Air Products & Chemicals, Inc.
1,268,346
 33,294    Dow Chemical Co.
3,102,585
169,015    E.I. du Pont de Nemours & Co.
9,813,433
 11,693    Eastman Chemical Co.
491,837
  4,273    FMC Corp.(a)
210,979
 17,731    Hercules, Inc.
447,708
 92,230    Monsanto Co.
4,236,815
  9,098    Nalco Chemical Co.
241,666
 25,245    Rohm & Haas Co.
847,285
 13,516    Sigma-Aldrich Corp.
395,343
 19,753    Union Carbide Corp.
892,589
                                                  ----------
----

21,948,586
------------------------------------------------------------
Chemical-Specialty--0.2%
 21,704    Engelhard Corp.
367,611
  8,890    Great Lakes Chemical Corp.
326,708
 19,865    Morton International, Inc.
730,039
 22,679    Praxair, Inc.
817,861
 10,164    Raychem Corp.
229,325
  8,344    W.R. Grace & Co.
101,171
                                                  ----------
----

2,572,715
------------------------------------------------------------
Commercial Services--0.0%
 12,019    Deluxe Corp.
350,054
 10,134    Moore Corp. Ltd.
100,073
                                                  ----------
----

450,127
Computer Software & Services--10.8%
 55,762    3Com Corp.(a)                          $
1,299,952
 11,505    Adobe Systems, Inc.
652,909
152,300    America Online, Inc.(a)
22,235,800
  9,005    Autodesk, Inc.
364,140
 94,378    Automatic Data Processing, Inc.
3,904,890
 31,100    BMC Software, Inc.(a)
1,152,644
 23,185    Cabletron Systems, Inc.(a)
189,827
 19,790    Ceridian Corp.(a)
723,572
235,886    Cisco Systems, Inc.(a)
25,844,260
 79,458    Computer Associates International,
             Inc.
2,825,725
 22,951    Computer Sciences Corp.(a)
1,266,608
 54,000    Compuware Corp.(a)
1,289,250
379,940    Dell Computer Corp.(a)
15,530,047
 75,504    EMC Corp.(a)
9,645,636
 65,432    First Data Corp.
2,797,218
 23,446    Gateway 2000 Inc.(a)
1,607,516
 13,710    KLA Instruments Corp.(a)
665,792
 36,308    Micron Technology, Inc.
1,751,861
752,306    Microsoft Corp.(a)
67,425,425
 54,302    Novell, Inc.(a)
1,367,732
215,160    Oracle Corp.(a)
5,674,845
 39,679    Parametric Technology Co.(a)
783,660
 33,500    Peoplesoft Inc.(a)
489,937
 36,965    Seagate Technology, Inc.(a)
1,092,778
 27,546    Silicon Graphics, Inc.(a)
459,674
 57,812    Sun Microsystems, Inc.(a)
7,222,887
                                                  ----------
----

178,264,585
------------------------------------------------------------
Construction--0.1%
 13,537    Fluor Corp.
365,499
 11,714    Foster Wheeler Corp.
142,032
  5,791    Kaufman & Broad Home Corp.
130,660
  5,743    Pulte Corp.
119,526
                                                  ----------
----

757,717
------------------------------------------------------------
Containers--0.1%
  3,758    Ball Corp.
176,391
  6,905    Bemis Co., Inc.
214,487

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of
PRUDENTIAL INDEX SERIES FUND
March 31, 1999 (Unaudited)
PRUDENTIAL STOCK INDEX FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Containers (cont'd.)
 20,176    Crown Cork & Seal Co., Inc.(a)         $
576,277
 22,126    Owens-Illinois, Inc.(a)
553,150
                                                  ----------
----

1,520,305
------------------------------------------------------------
Cosmetics & Soaps--2.3%
  6,657    Alberto-Culver Co.
155,607
 40,072    Avon Products, Inc.
1,885,888
 18,366    Clorox Co.
2,152,266
 43,065    Colgate-Palmolive Co.
3,961,980
165,039    Gillette Co.
9,809,506
 15,275    International Flavors & Fragrances,
             Inc.
573,767
199,519    Procter & Gamble Co.
19,540,392
                                                  ----------
----

38,079,406
------------------------------------------------------------
Diversified Gas--0.1%
 33,403    Coastal Corp.
1,102,299
  3,508    Eastern Enterprises, Inc.
127,604
  7,423    NICOR, Inc.
266,764
  5,576    Oneok, Inc.
138,006
                                                  ----------
----

1,634,673
------------------------------------------------------------
Drugs & Medical Supplies--11.1%
227,374    Abbott Laboratories
10,643,945
 10,191    Allergan, Inc.
895,534
 14,303    ALZA Corp.(a)
547,090
198,191    American Home Products Corp.
12,931,963
 75,962    Amgen, Inc.(a)
5,687,655
  9,638    Bausch & Lomb, Inc.
626,470
 43,237    Baxter International, Inc.
2,853,642
 38,012    Becton Dickinson & Co.
1,456,335
 16,788    Biomet, Inc.(a)
704,047
 59,962    Boston Scientific Corp.(a)
2,432,209
297,514    Bristol-Myers Squibb Co.
19,133,869
  6,856    C.R. Bard, Inc.
345,800
 40,549    Cardinal Health, Inc.
2,676,234
163,897    Eli Lilly & Co.
13,910,758
 44,148    Guidant Corp.
2,670,954
201,874    Johnson & Johnson
18,913,070
  9,903    Mallinckrodt, Inc.
263,667
 87,079    Medtronic, Inc.
6,247,918
356,844    Merck & Co., Inc.                      $
28,614,428
194,486    Pfizer, Inc.
26,984,932
 75,514    Pharmacia & Upjohn, Inc.
4,710,186
219,824    Schering- Plough Corp.
12,159,015
 10,366    St. Jude Medical, Inc.(a)
252,671
123,156    Warner-Lambert Co.
8,151,388
                                                  ----------
----

183,813,780
------------------------------------------------------------
Electronics--4.1%
 19,062    Advanced Micro Devices, Inc.(a)
295,461
 33,792    AMP, Inc.
1,814,208
 19,106    Apple Computer, Inc.
686,622
  9,741    Data General Corp.(a)
98,628
  5,085    EG&G, Inc.
134,117
 74,600    Electronic Data Systems Corp.
3,632,087
 66,175    Emerson Electric Co.
3,503,139
 12,106    Harris Corp.
346,534
152,618    Hewlett-Packard Co.
10,349,408
250,072    Intel Corp.
29,789,827
 19,522    LSI Logic Corp.(a)
608,842
 90,012    Motorola, Inc.
6,593,379
 22,876    National Semiconductor Corp.(a)
213,033
  7,241    Perkin-Elmer Corp.
702,829
 37,100    Solectron Corp. (a)
1,801,669
 13,627    Tandy Corp.
869,573
  6,012    Tektronix, Inc.
151,803
 58,188    Texas Instruments, Inc.
5,775,159
  7,633    Thomas & Betts Corp.
286,715
                                                  ----------
----

67,653,033
------------------------------------------------------------
Financial Services--5.2%
 67,153    American Express Co.
7,890,478
 17,760    Bear, Stearns & Co., Inc.
793,650
 60,487    Charles Schwab Corp.
5,814,313
336,858    Citigroup, Inc.
21,516,805
 15,837    Countrywide Mortgage Investments,
             Inc.
593,888
 25,688    Dun & Bradstreet Corp.
915,135
 20,630    Equifax, Inc.
709,156
155,634    Fannie Mae
10,777,654
100,632    Federal Home Loan Mortgage Corp.
5,748,603
 35,914    Franklin Resources, Inc.
1,010,081
 14,680    H&R Block, Inc.
695,465

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of
PRUDENTIAL INDEX SERIES FUND
March 31, 1999 (Unaudited)
PRUDENTIAL STOCK INDEX FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Financial Services (cont'd.)
 72,050    Household International Corp.          $
3,287,281
 16,887    Lehman Brothers Holdings, Inc.
1,008,998
117,643    MBNA Corp.
2,808,727
 53,517    Merrill Lynch & Co., Inc.
4,732,910
 86,718    Morgan Stanley Dean Witter & Co.
8,666,380
 25,900    Paychex, Inc.
1,228,631
 33,400    Regions Financial Corp.
1,156,475
 24,364    SLM Holding Corp.
1,017,197
 36,566    Synovus Financial Corp.
747,318
 19,698    Transamerica Corp.
1,398,558
 90,725    Washington Mutual, Inc.
3,708,384
                                                  ----------
----

86,226,087
------------------------------------------------------------
Foods--1.8%
 89,034    Archer-Daniels Midland Co.
1,307,687
 43,054    Bestfoods
2,023,538
 64,947    Campbell Soup Co.
2,642,531
 71,243    ConAgra, Inc.
1,821,149
 23,436    General Mills, Inc.
1,770,883
 55,314    H.J. Heinz & Co.
2,620,501
 21,958    Hershey Foods Corp.
1,229,648
 60,070    Kellogg Co.
2,031,117
 19,989    Quaker Oats Co.
1,250,562
 49,077    Ralston Purina Co.
1,309,742
137,186    Sara Lee Corp.
3,395,353
 49,390    SYSCO Corp.
1,299,574
 96,052    Unilever N.V.
6,381,455
 16,752    Wm. Wrigley Jr. Co.
1,515,009
                                                  ----------
----

30,598,749
------------------------------------------------------------
Forest Products--0.8%
  6,549    Boise Cascade Corp.
211,205
 15,450    Champion International Corp.
634,416
 34,723    Fort James Corp.
1,100,285
 13,734    Georgia-Pacific Corp.
1,019,749
 46,652    International Paper Co.
1,968,131
 80,416    Kimberly-Clark Corp.
3,854,942
 13,256    Louisiana-Pacific Corp.
246,893
 15,269    Mead Corp.
469,522
  3,337    Potlatch Corp.
113,249
  7,345    Temple-Inland, Inc.
460,899
 10,045    Union Camp Corp.                       $
674,271
 16,730    Westvaco Corp.
351,330
 31,100    Weyerhaeuser Co.
1,726,050
 15,680    Willamette Industries, Inc.
591,920
                                                  ----------
----

13,422,862
------------------------------------------------------------
Gas Pipelines--0.5%
 22,097    Cinergy Corp.
607,667
 11,306    Columbia Gas System, Inc.(a)
590,739
 13,845    Consolidated Natural Gas Co.
674,078
 49,653    Enron Corp.
3,190,205
  3,832    Peoples Energy Corp.
123,822
 33,239    Sempra Energy
637,773
 64,992    Williams Companies, Inc.
2,567,184
                                                  ----------
----

8,391,468
------------------------------------------------------------
Health Care--0.2%
 42,376    McKesson HBOC, Inc.
2,796,816
------------------------------------------------------------
Hospital Management--0.5%
 96,831    Columbia/HCA Healthcare Corp.
1,833,737
 16,260    HCR Manor Care Inc.
370,931
 61,749    Healthsouth Corp.(a)
640,646
 21,810    Humana, Inc.(a)
376,223
 48,610    IMS Health Inc.
1,610,206
 45,260    Service Corp. International
644,955
  3,097    Shared Medical Systems Corp.
172,464
 44,248    Tenet Healthcare Corp.(a)
837,947
 27,306    United Healthcare Corp.
1,436,978
                                                  ----------
----

7,924,087
------------------------------------------------------------
Housing Related--0.5%
  6,104    Armstrong World Industries, Inc.
275,825
  8,097    Centex Corp.
270,237
  4,250    Fleetwood Enterprises, Inc.
121,656
 53,674    Lowe's Companies, Inc.
3,247,277
 49,326    Masco Corp.
1,393,460
 14,518    Maytag Corp.
876,524
  8,714    Owens Corning(a)
277,214

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of
PRUDENTIAL INDEX SERIES FUND
March 31, 1999 (Unaudited)
PRUDENTIAL STOCK INDEX FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Housing Related (cont'd.)
 38,083    Pioneer Hi-Bred International, Inc.    $
1,432,873
 12,838    Stanley Works
328,974
  7,240    Tupperware Corp.
130,320
 11,339    Whirlpool Corp.
616,558
                                                  ----------
----

8,970,918
------------------------------------------------------------
Insurance--3.4%
 21,393    Aetna Life & Casualty Co.
1,775,619
125,108    Allstate Corp.
4,636,815
 37,740    American General Corp.
2,660,670
183,721    American International Group, Inc.
22,161,346
 24,893    Aon Corp.
1,574,482
 24,734    Chubb Corp.
1,448,485
 31,497    CIGNA Corp.
2,639,842
 27,214    Cincinnati Financial Corp.
991,610
 46,060    Conseco, Inc.
1,422,103
 34,253    ITT Hartford Group, Inc.
1,945,999
 14,891    Jefferson-Pilot Corp.
1,008,865
 15,915    Lincoln National Corp.
1,573,596
 37,870    Marsh & McLennan Companies, Inc.
2,809,481
 13,972    MBIA, Inc.
810,376
 18,020    MGIC Investment Corp.
631,826
 10,593    Progressive Corp.
1,520,095
 19,700    Provident Companies, Inc.
680,881
 21,229    SAFECO Corp.
858,448
 33,617    St. Paul Companies, Inc.
1,044,228
 20,215    Torchmark Corp.
639,299
 19,585    UNUM Corp.
931,512
 30,408    Wachovia Corp.
2,468,749
                                                  ----------
----

56,234,327
------------------------------------------------------------
Leisure--0.5%
 13,899    Brunswick Corp.
264,949
 90,800    Carnival Corp.
4,409,475
 19,724    Harrah's Entertainment, Inc.(a)
375,989
 30,154    Hasbro, Inc.
872,581
  9,102    King World Productions, Inc.(a)
278,180
 41,113    Mattel, Inc.
1,022,686
 25,907    Mirage Resorts, Inc.(a)
550,524
                                                  ----------
----

7,774,384
Lodging--0.1%
 38,921    Hilton Hotels Corp.                    $
547,327
 36,952    Marriott International, Inc.
             (Class 'A' Stock)
1,242,511
                                                  ----------
----

1,789,838
------------------------------------------------------------
Machinery--0.6%
  2,764    Briggs & Stratton Corp.
136,300
 11,725    Case Corp.
297,522
 52,428    Caterpillar, Inc.
2,408,411
 14,520    Cooper Industries, Inc.
618,915
 34,040    Deere & Co.
1,314,795
 34,562    Dover Corp.
1,136,226
 10,977    Eaton Corp.
784,855
 22,521    Harnischfeger Industries, Inc.
128,088
 25,995    Ingersoll-Rand Co.
1,290,002
 12,582    PACCAR, Inc.
518,221
 15,292    Parker Hannifin Corp.
523,751
  7,642    Snap-On, Inc.
221,618
 21,902    Thermo Electron Corp.(a)
297,046
  7,537    Timken Co.
122,476
                                                  ----------
----

9,798,226
------------------------------------------------------------
Manufacturing--0.1%
 19,800    Danaher Corp.
1,034,550
  8,296    Milacron, Inc.
130,662
                                                  ----------
----

1,165,212
------------------------------------------------------------
Media--3.3%
107,328    CBS Corp.
4,393,740
 39,538    Clear Channel Communications,
             Inc.(a)
2,651,517
 54,610    Comcast Corp.
3,437,017
307,013    Disney (Walt) Co.
9,555,780
 21,840    Donnelley (R.R.) & Sons, Co.
702,975
 14,904    Dow Jones & Co., Inc.
703,282
 42,389    Gannett Co., Inc.
2,670,507
 21,906    Interpublic Group of Companies, Inc.
1,705,930
 12,283    Knight-Ridder, Inc.
614,150
 29,000    McGraw Hill Companies., Inc.
1,580,500
 90,681    Mediaone Group, Inc.
5,758,243
  6,696    Meredith Corp.
210,506

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of
PRUDENTIAL INDEX SERIES FUND
March 31, 1999 (Unaudited)
PRUDENTIAL STOCK INDEX FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Media (cont'd.)
 26,990    New York Times Co.                     $
769,215
183,416    Time Warner, Inc.
13,033,999
 10,738    Times Mirror Co.
580,523
 17,641    Tribune Co.
1,154,383
 52,916    Viacom, Inc.(a)
4,441,637
                                                  ----------
----

53,963,904
------------------------------------------------------------
Mineral Resources--0.2%
  8,898    ASARCO, Inc.
122,348
 58,824    Barrick Gold Corp. (ADR) (Canada)
1,003,684
 34,665    Battle Mountain Gold Co.
95,329
 11,362    Cyprus Amax Minerals Co.
137,764
 22,428    Freeport-McMoran Copper & Gold, Inc.
243,905
 34,684    Homestake Mining Co.
299,150
 21,303    INCO Ltd.
283,596
 24,297    Newmont Mining Corp.
425,197
  9,285    Phelps Dodge Corp.
457,286
 34,270    Placer Dome, Inc.
383,396
                                                  ----------
----

3,451,655
------------------------------------------------------------
Miscellaneous Basic Industry--5.3%
 55,422    Applied Materials, Inc.(a)
3,418,845
 46,358    BB&T Corp.
1,677,580
 27,777    Browning-Ferris Industries, Inc.
1,071,151
127,759    Cendant Corp.(a)
2,012,204
 10,383    Crane Co.
251,139
 19,541    Ecolab, Inc.
693,705
 24,608    Fortune Brands, Inc.
952,022
490,824    General Electric Co.
54,297,405
 24,564    General Instruments Corp.
744,596
 36,768    Illinois Tool Works, Inc.
2,275,020
 14,986    ITT Industries, Inc.
530,130
 17,334    Loews Corp.
1,293,550
  5,061    Millipore Corp.
122,097
  1,523    NACCO Industries, Inc.
112,797
 25,767    Omnicom Group
2,059,750
 16,504    Pall Corp.
273,348
 25,574    PPG Industries, Inc.
1,310,667
 12,518    Sealed Air Corp.
615,729
 23,867    Textron, Inc.
1,846,709
 17,249    TRW, Inc.                              $
784,829
 97,456    Tyco International Ltd.
6,992,468
 13,874    W.W. Grainger, Inc.
597,449
 88,013    Waste Management, Inc.
3,905,577
                                                  ----------
----

87,838,767
------------------------------------------------------------
Miscellaneous Consumer Growth--0.6%
  9,598    American Greetings Corp.
243,549
 11,532    Black & Decker Corp.
639,305
 35,599    Corning, Inc.
2,135,940
 48,165    Eastman Kodak Co.
3,076,539
  6,358    Jostens, Inc.
135,108
 58,899    Minnesota Mining & Manufacturing Co.
4,167,104
  5,069    Polaroid Corp.
101,697
                                                  ----------
----

10,499,242
------------------------------------------------------------
Office Equipment & Supplies--2.8%
 17,368    Avery Dennison Corp.
998,660
250,947    Compaq Computer Corp.(a)
7,951,883
 18,502    Honeywell, Inc.
1,402,683
 18,041    Ikon Office Solutions, Inc.
231,150
138,317    International Business Machines
             Corp.
24,516,688
 40,925    Pitney Bowes, Inc.
2,608,969
 68,250    Staples, Inc.(a)
2,243,719
 39,090    Unisys Corp.(a)
1,082,304
 97,498    Xerox Corp.
5,203,956
                                                  ----------
----

46,240,012
------------------------------------------------------------
Petroleum--4.8%
 13,578    Amerada Hess Corp.
683,143
 16,910    Anadarko Petroleum Corp.
638,353
 12,387    Apache Corp.
322,836
 11,645    Ashland Oil, Inc.
476,717
 48,238    Atlantic Richfield Co.
3,521,374
 25,982    Burlington Resources, Inc.
1,037,656
 98,062    Chevron Corp.
8,672,358
362,592    Exxon Corp.
25,585,398
 12,259    Kerr-McGee Corp.
402,251
116,781    Mobil Corp.
10,276,728
 49,038    Occidental Petroleum Corp.
882,684

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of
PRUDENTIAL INDEX SERIES FUND
March 31, 1999 (Unaudited)
PRUDENTIAL STOCK INDEX FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Petroleum (cont'd.)
 39,336    Phillips Petroleum Co.                 $
1,858,626
322,131    Royal Dutch Petroleum Co. (ADR)
             (Netherlands)
16,750,812
 13,614    Sunoco, Inc.
490,955
 24,258    Tenneco, Inc.
677,708
 79,746    Texaco, Inc.
4,525,586
 37,245    Union Pacific Resources Group, Inc.
442,284
 33,839    Unocal Corp.
1,245,698
 48,260    USX- Marathon Corp.
1,327,150
                                                  ----------
----

79,818,317
------------------------------------------------------------
Petroleum Services--0.7%
 49,479    Baker Hughes, Inc.
1,202,958
 67,811    Halliburton Co.
2,610,723
  9,058    Helmerich & Payne, Inc.
205,503
  7,310    McDermott International, Inc.
185,034
 55,052    PG&E Corp.
1,710,053
 16,510    Rowan Companies, Inc.(a)
209,471
 80,921    Schlumberger, Ltd.
4,870,433
 15,859    Sonat, Inc.
475,770
                                                  ----------
----

11,469,945
------------------------------------------------------------
Railroads--0.4%
 71,923    Burlington Northern, Inc.
2,364,469
 34,503    CSX Corp.
1,343,460
 55,211    Norfolk Southern Corp.
1,456,190
 36,729    Union Pacific Corp.
1,962,706
                                                  ----------
----

7,126,825
------------------------------------------------------------
Restaurants--0.7%
 19,902    Darden Restaurants, Inc.
410,479
203,130    McDonald's Corp.
9,204,328
 23,466    Tricon Global Restaurants, Inc.
1,648,486
 17,279    Wendy's International, Inc.
491,372
                                                  ----------
----

11,754,665
------------------------------------------------------------
Retail--6.2%
 36,706    Albertson's, Inc.
1,993,595
 39,821    American Stores Co.
1,314,093
 22,000    AutoZone, Inc.                         $
668,250
 14,289    Circuit City Stores, Inc.
1,094,895
 15,224    Consolidated Stores Corp.(a)
461,478
 58,996    CVS Corp.
2,802,310
 66,391    Dayton Hudson Corp.
4,423,300
 16,223    Dillards, Inc.
411,659
 26,512    Dollar General Corp.
901,408
 32,875    Federated Department Stores, Inc.(a)
1,319,109
 86,442    Gap, Inc.
5,818,627
  4,177    Great Atlantic & Pacific Tea Co.,
             Inc.
125,310
 10,968    Harcourt General, Inc.
486,019
220,856    Home Depot, Inc.
13,748,286
 40,684    J.C. Penney Co., Inc.
1,647,702
 74,157    Kmart Corp.(a)
1,246,765
 23,900    Kohl's Corp.
1,693,912
 37,861    Kroger Co.(a)
2,266,927
  8,396    Liz Claiborne, Inc.
273,920
  4,682    Longs Drug Stores Corp.
142,508
 52,772    May Department Stores Co.
2,064,685
 23,706    Meyer, (Fred), Inc.(a)
1,395,691
 41,328    Newell Rubbermaid, Inc.
1,963,061
 42,138    Nike, Inc.
2,430,836
 22,200    Nordstrom, Inc.
907,425
  6,073    Pep Boys - Manny, Moe & Jack
92,613
 33,404    Price Costco, Inc.(a)
3,058,554
  6,849    Reebok International Ltd.
108,728
 36,687    Rite-Aid Corp.
917,175
 72,000    Safeway Inc.(a)
3,694,500
 58,096    Sears, Roebuck & Co.
2,625,213
 25,216    Sherwin-Williams Co.
709,200
 15,412    Supervalu, Inc.
317,873
 36,311    The Limited, Inc.
1,438,823
 49,316    TJX Companies, Inc.
1,676,744
 35,207    Toys 'R' Us, Inc.(a)
662,332
332,563    Wal-Mart Stores, Inc.
30,658,152
146,478    Walgreen Co.
4,138,003
 20,740    Winn-Dixie Stores, Inc.
775,157
                                                  ----------
----

102,474,838

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of
PRUDENTIAL INDEX SERIES FUND
March 31, 1999 (Unaudited)
PRUDENTIAL STOCK INDEX FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Rubber--0.1%
 11,799    B.F. Goodrich Co.                      $
404,853
  9,588    Cooper Tire & Rubber Co.
176,180
 24,971    Goodyear Tire & Rubber Co.
1,243,868
                                                  ----------
----

1,824,901
------------------------------------------------------------
Steel - Producers--0.1%
 29,237    Allegheny Teldyne, Inc.
553,676
 15,334    Bethlehem Steel Corp.(a)
126,505
 14,828    Nucor Corp.
653,359
 12,909    USX Corp. - U.S. Steel Group
303,361
 11,408    Worthington Industries, Inc.
134,044
                                                  ----------
----

1,770,945
------------------------------------------------------------
Telecommunications--4.7%
 40,134    Alltel Corp.
2,503,358
 10,622    Andrew Corp.(a)
130,783
 33,608    Ascend Communications, Inc.(a)
2,812,570
 11,300    Century Telephone Enterprises, Inc.
793,825
 27,581    Frontier Corp.
1,430,764
197,622    Lucent Technologies, Inc.
21,293,771
273,500    MCI WorldCom, Inc.(a)
24,221,844
 43,620    Nextel Communications, Inc.(a)
1,597,583
 99,315    Northern Telecom, Ltd.
6,169,944
 11,188    Scientific- Atlanta, Inc.
304,873
131,288    Sprint Corp.
9,385,038
 28,947    Tellabs, Inc.(a)
2,829,569
 74,275    US West, Inc.
4,089,767
                                                  ----------
----

77,563,689
------------------------------------------------------------
Textiles--0.1%
 11,885    Fruit of the Loom Ltd.
123,307
  5,040    National Service Industries, Inc.
171,675
  6,048    Russell Corp.
121,716
  4,188    Springs Industries, Inc.
113,338
 16,934    V.F. Corp.
799,073
                                                  ----------
----

1,329,109
Tobacco--0.9%
363,079    Philip Morris Companies, Inc.          $
12,775,842
 46,200    RJR Nabisco Holdings Corp.
1,155,000
 28,299    UST, Inc.
739,312
                                                  ----------
----

14,670,154
------------------------------------------------------------
Transportation--0.0%
 47,256    Laidlaw, Inc. (Class 'B' Stock)
274,676
------------------------------------------------------------
Trucking & Shipping--0.1%
 21,758    FDX Corp.
2,019,414
  9,221    Ryder System, Inc.
254,730
                                                  ----------
----

2,274,144
------------------------------------------------------------
Utilities-Communications--5.5%
 86,231    AirTouch Communications Inc.(a)
8,332,070
165,593    Ameritech Corp.
9,583,695
315,987    AT&T Corp.
25,219,713
231,522    Bell Atlantic Corp.
11,966,793
292,556    BellSouth Corp.
11,720,525
143,214    GTE Corp.
8,664,447
291,418    SBC Communications, Inc.
13,733,073
 33,370    Unicom Corp.
1,220,091
                                                  ----------
----

90,440,407
------------------------------------------------------------
Utilities - Electric--1.7%
 28,200    AES Corp.(a)
1,050,450
 20,969    Ameren Corp.
758,816
 30,071    American Electric Power, Inc.
1,193,443
 20,729    Baltimore Gas & Electric Co.
525,998
 24,282    Carolina Power & Light Co.
918,163
 35,101    Central & South West Corp.
822,680
 36,451    Consolidated Edison, Inc.
1,651,686
 27,449    Dominion Resources, Inc.
1,013,897
 20,487    DTE Energy Co.
787,469
 55,731    Duke Energy Co.
3,044,306
 55,162    Edison International
1,227,354

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of
PRUDENTIAL INDEX SERIES FUND
March 31, 1999 (Unaudited)
PRUDENTIAL STOCK INDEX FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Utilities - Electric (cont'd.)
 38,115    Entergy Corp.                          $
1,048,163
 33,677    FirstEnergy Corp.
940,851
 26,236    FPL Group, Inc.
1,397,067
 19,428    GPU, Inc.
724,907
 16,600    New Century Energies, Inc.
565,437
 26,524    Niagara Mohawk Holdings Inc.
356,416
 21,173    Northern States Power Co.
490,949
 42,482    PacifiCorp
732,815
 35,155    PECO Energy Co.
1,625,919
 21,726    PP&L Resources, Inc.
537,719
 34,897    Public Service Enterprise Group Inc.
1,332,629
 41,279    Reliant Energy Inc.
1,075,834
102,315    Southern Co.
2,385,218
 42,214    Texas Utilities Co.
1,759,796
                                                  ----------
----

27,967,982
           Total common stocks
             (cost $1,164,999,410)
1,572,005,647
                                                  ----------
----
SHORT-TERM INVESTMENTS--5.2%
U.S. Government Securities--0.3%
           United States Treasury Bill,
 $5,000    4.45%, 6/17/99
             (cost $4,952,945)                    $
4,952,945
                                                  ----------
----
------------------------------------------------------------
Repurchase Agreement--4.9%
 81,013    Joint Repurchase Agreement Account,
             4.912%, 4/1/99(Note 5)
             (cost $81,013,000)
81,013,000
                                                  ----------
----
           Total short-term investments
             (cost $85,965,945)
85,965,945
------------------------------------------------------------
Total Investments--100.2%
           (cost $1,250,965,355)
1,657,971,592
           Liabilities in excess of other
             assets--(0.2%)
(3,275,411)
                                                  ----------
----
           Net Assets--100%
$1,654,696,181
                                                  ----------
----
                                                  ----------
----

---------------
(a) Non-income producing.
(b) Pledged as initial margin on futures contracts.
ADR--American Depository Receipt.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

Statement of Assets and Liabilities          PRUDENTIAL
INDEX SERIES FUND
(Unaudited)                                  PRUDENTIAL
STOCK INDEX FUND
------------------------------------------------------------
--------------------

Assets
March 31, 1999
Investments, at value (cost
$1,250,965,355).............................................
 ...................     $1,657,971,592
Cash........................................................
 ...............................................
118,953
Receivable for Fund shares
sold........................................................
 ....................         10,134,559
Dividends and interest
receivable..................................................
 ........................          1,620,219
Receivable from
Manager.....................................................
 ...............................            199,221
Prepaid
expenses....................................................
 .......................................              6,289

--------------
   Total
assets......................................................
 ......................................      1,670,050,833

--------------
Liabilities
Payable for investments
purchased...................................................
 .......................          7,071,007
Payable for Fund shares
reacquired..................................................
 .......................          6,842,890
Due to broker-variation
margin......................................................
 .......................          1,321,600
Accrued
expenses....................................................
 .......................................            119,155

--------------
   Total
liabilities.................................................
 ......................................         15,354,652

--------------
Net
Assets......................................................
 ...........................................
$1,654,696,181

--------------

--------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ..........      $      57,208
   Paid-in capital in excess of
par.........................................................
 ...............      1,230,853,720

--------------

1,230,910,928
   Undistributed net investment
income......................................................
 ...............          5,105,325
   Accumulated net realized gain on
investments.................................................
 ...........         12,808,441
   Net unrealized appreciation on
investments.................................................
 .............        405,871,487

--------------
Net assets, March 31,
1999........................................................
 .........................      $1,654,696,181

--------------

--------------
Class I:
   Net asset value and redemption price per share
      ($949,977,905 / 32,836,037 shares of beneficial
interest issued and outstanding).....................
$28.93

--------------

--------------
Class Z:
   Net asset value and redemption price per share
      ($704,718,276 / 24,371,980 shares of beneficial
interest issued and outstanding).....................
$28.92

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

PRUDENTIAL INDEX SERIES FUND
PRUDENTIAL STOCK INDEX FUND
Statement of Operations (Unaudited)
------------------------------------------------------------

                                             Six Months
Ended
Net Investment Income                         March 31, 1999
Income
   Dividends (net of foreign withholding
      taxes of $12,677)...................     $  8,568,489
   Interest...............................        1,791,897
                                             ---------------
-
      Total income........................       10,360,386
                                             ---------------
-
Expenses
   Management fee.........................        2,005,545
   Transfer agent's fees and expenses.....          405,000
   Custodian's fees and expenses..........           96,000
   Reports to shareholders................           50,000
   Registration fees......................           33,000
   Legal fees.............................           15,000
   Audit fees.............................           12,000
   Trustees' fees.........................            4,000
   Miscellaneous..........................           16,286
                                             ---------------
-
      Total expenses......................        2,636,831
Less: Expense subsidy (Note 2)............         (330,793)
                                             ---------------
-
      Net expenses........................        2,306,038
                                             ---------------
-
Net investment income.....................        8,054,348
                                             ---------------
-
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain on:
   Investment transactions................        5,991,435
   Financial futures contracts............       10,630,797
                                             ---------------
-
                                                 16,622,232
                                             ---------------
-
Net change in unrealized appreciation (depreciation) on:
   Investments............................      272,584,991
   Financial futures contracts............         (862,575)
                                             ---------------
-
                                                271,722,416
                                             ---------------
-
Net gain on investments...................      288,344,648
                                             ---------------
-
Net Increase in Net Assets
Resulting from Operations.................     $296,398,996
                                             ---------------
-
                                             ---------------
-


PRUDENTIAL INDEX SERIES FUND
PRUDENTIAL STOCK INDEX FUND
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                   Six Months
                                     Ended           Year
Ended
Increase (Decrease)                March 31,       September
30,
in Net Assets                         1999              1998
Operations
   Net investment income.......  $    8,054,348    $
11,235,227
   Net realized gain on
      investment transactions
      and financial futures
      contracts................      16,622,232
4,662,002
   Net change in unrealized
      appreciation on
      investments..............     271,722,416
17,807,145
                                 --------------    ---------
-----
   Net increase in net assets
      resulting from
      operations...............     296,398,996
33,704,374
                                 --------------    ---------
-----
Dividends and distributions (Note 1):
   Dividends to shareholders
      from net investment
      income...................     (12,614,911)
(5,903,209)
                                 --------------    ---------
-----
   Distributions to
      shareholders from net
      realized gains...........      (8,023,152)
(10,316,301)
                                 --------------    ---------
-----
Fund share transactions (Note
   6):
   Net proceeds from shares
      sold.....................     692,642,494
1,025,544,442
   Net asset value of shares
      issued to shareholders in
      reinvestment of
      distributions............      20,622,769
16,213,432
   Cost of shares reacquired...    (355,112,076)
(536,468,042)
                                 --------------    ---------
-----
   Net increase in net assets
      from Fund share
      transactions.............     358,153,187
505,289,832
                                 --------------    ---------
-----
Net increase...................     633,914,120
522,774,696
Net Assets
Beginning of period............   1,020,782,061
498,007,365
                                 --------------    ---------
-----
End of period(a)...............  $1,654,696,181
$1,020,782,061
                                 --------------    ---------
-----
                                 --------------    ---------
-----
---------------
(a) Includes undistributed net
   investment income of........  $    5,105,325    $
9,665,888
                                 --------------    ---------
-----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

Notes to Financial Statements                PRUDENTIAL
INDEX SERIES FUND
(Unaudited)                                  PRUDENTIAL
STOCK INDEX FUND
------------------------------------------------------------
--------------------
The Prudential Index Series Fund (the 'Company'), formerly
the Prudential Dryden
Fund is registered under the Investment Company Act of 1940
as an open-end,
diversified management investment company. The Company was
established as a
Delaware business trust on May 11, 1992 and currently
consists of five separate
funds, one of which is the Prudential Stock Index Fund (the
'Fund').
The Company had no operations until July 7, 1992 when 10,000 shares of
beneficial interest of the Company were sold for $100,000 to
Prudential
Institutional Fund Management, Inc. Investment operations of the Fund commenced
on November 5, 1992. The Fund's investment objective is to
provide investment
results that correspond to the price and yield performance
of Standard & Poor's
500 Composite Stock Price Index.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund.
Securities Valuation: Securities, including options,
warrants, futures contracts
and options thereon, for which the primary market is on a
national securities
exchange, commodities exchange or board of trade or Nasdaq
are valued at the
last sale price on such exchange or board of trade on the
date of valuation or,
if there were no sales on such day, at the mean between the
closing bid and
asked prices quoted on such day or at the bid price in the
absence of an asked
price.
Securities that are actively traded in the over-the-counter
market, including
listed securities for which the primary market is believed
to be
over-the-counter, are valued by a principal market maker or
independent pricing
agent.
U.S. Government securities for which market quotations are
available shall be
valued at a price provided by an independent broker/dealer
or pricing service.
Securities for which reliable market quotations are not
available or for which
the pricing agent or principal market maker does not provide a valuation or
methodology or provides a valuation or methodology that, in
the judgment of the
subadvisers, does not represent fair value, are valued at
fair value as
determined under procedures established by the Trustees. Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian or designated
subcustodians, under
triparty repurchase agreements, as the case may be take
possession of the
underlying collateral securities, the value of which exceeds the principal
amount of the repurchase transaction, including accrued
interest. To the extent
that any repurchase transaction exceeds one business day,
the value of the
collateral is marked-to-market on a daily basis to ensure
the adequacy of the
collateral. If the seller defaults and the value of the
collateral declines or
if bankruptcy proceedings are commenced with respect to the
seller of the
security, realization of the collateral by the Fund may be
delayed or limited.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Dividend income is
recorded on the
ex-dividend date and interest income is recorded on the
accrual basis. Expenses
are recorded on the accrual basis which may require the use
of certain estimates
by management.
Net investment income (other than transfer agent fees) and
unrealized and
realized gains or losses are allocated daily to each class
of shares based upon
the relative proportion of net assets of each class at the
beginning of the day.
Transfer agent fees are allocated based on shareholder
activity and number of
accounts for each class.
Financial Futures Contracts: A financial futures contract is an agreement to
purchase (long) or sell (short) an agreed amount of
securities at a set price
for delivery on a future date. Upon entering into a
financial futures contract,
the Fund is required to pledge to the broker an amount of
cash and/or other
assets equal to a certain percentage of the contract amount.
This amount is
known as the 'initial margin.' Subsequent payments, known as
'variation margin,'
are made or received by the Fund each day, depending on the
daily fluctuations
in the value of the underlying security. Such variation
margin is recorded for
financial statement purposes on a daily basis as unrealized
gain or loss. When
the contract expires or is closed, the gain or loss is
realized and is presented
in the statement of operations as net realized gain (loss)
on financial futures
contracts.
The Fund invests in financial futures contracts in order to
hedge existing
portfolio securities, or securities the Fund intends to
purchase, against
fluctuations in value. Under a variety of circumstances, the
Fund may not
achieve the anticipated benefits of the financial futures
contracts and may
realize a loss. The use of futures transactions involves the risk of imperfect
correlation in movements in the price of futures contracts
and the underlying
assets.
Dividends and Distributions: Dividends and distributions of
the Fund are
declared in cash and automatically reinvested in additional
shares of the Fund.
The Fund will declare and distribute its net investment
income and net capital
gains, if any, at least annually. Dividends and
distributions are recorded on
the ex-dividend date.
------------------------------------------------------------
--------------------
                                       14

Notes to Financial Statements             PRUDENTIAL INDEX
SERIES FUND
(Unaudited)                               PRUDENTIAL STOCK
INDEX FUND
------------------------------------------------------------
--------------------
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Taxes: It is the Fund's policy to continue to meet the
requirements of the
Internal Revenue Code applicable to regulated investment
companies and to
distribute all of its taxable net investment income and net
capital gains, if
any, to its shareholders. Therefore, no federal income tax
provision is
required.
Withholding taxes on foreign dividends have been provided
for in accordance with
the Fund's understanding of the applicable country's tax
rules and rates.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
('PIFM'). Pursuant to this agreement PIFM has responsibility for all investment
advisory services. PIFM has a subadvisory agreement with The
Prudential
Investment Corporation ('PIC'). PIC, subject to the
supervision of PIFM, manages
the assets of the Fund in accordance with its investment
objective and policies.
PIFM pays for the costs and expenses attributable to the
subadvisory agreement
and the salaries and expenses of all personnel of the Fund
except for fees and
expenses of unaffiliated Trustees. The management fee paid
to PIFM is computed
daily and payable monthly at an annual rate of .30 of 1% of
the Fund's average
daily net assets.
PIFM has agreed to reimburse the Fund so that total
operating expenses do not
exceed .40% of the average net assets for Class Z shares of
the Fund. PIFM has
agreed to reimburse the Fund so that total operating
expenses do not exceed .30%
of the average net assets for Class I shares of the Fund.
This voluntary waiver
may be terminated at any time without notice. For the six
months ended March 31,
1999, PIFM subsidized $330,793 of the expenses of the Fund
(.02% of the average
net assets of the Fund $.006 per share).
Prudential Securities Incorporated ('PSI') acted as the
distributor of the
Fund's shares through May 31, 1998. Prudential Investment
Management Services
('PIMS') became the distributor of the Fund effective June
1, 1998 and is
serving under the same terms and conditions as under the
agreement with PSI.
Under the distribution agreement, PSI and PIMS incurred the
expenses of
distributing the Fund's shares, none of which is reimbursed
or paid for by the
Fund.
PIC, PIFM, PIMS and PSI are wholly owned subsidiaries of The
Prudential
Insurance Company of America.
As of March 11, 1999, the Fund, along with other affiliated
registered
investment companies (the 'Funds'), entered into a
syndicated credit agreement
('SCA') with an unaffiliated lender. The maximum commitment
under the SCA is $1
billion. The Funds pay a commitment fee at an annual rate of
 .065 of 1% on the
unused portion of the credit facility, which is accrued and
paid quarterly on a
pro rata basis by the Funds. The SCA expires on March 9,
2000. Prior to March
11, 1999, the Funds had a credit agreement with a maximum
commitment of
$200,000,000. The commitment fee was .055 of 1% on the
unused portion of the
credit facility. The Fund did not borrow any amounts
pursuant to either
agreement during the six months ended March 31, 1999. The
purpose of the
agreements are to serve as an alternative source of funding
for capital share
redemptions.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the six months
ended March 31, 1999,
the Fund incurred fees of approximately $390,000 for the
services of PMFS. As of
March 31, 1999, approximately $75,000 of such fees were due
to PMFS. Transfer
agent fees and expenses in the Statement of Operations also
include certain
out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities, excluding short-
term investments,
for the six months ended March 31, 1999 aggregated
$316,624,301 and $21,268,200,
respectively.
On March 31, 1999, the Fund held 236 purchased financial
futures contracts on
the S&P 500 Index expiring by June 1999. The cost of such
contracts was
$77,439,450. The value of such contracts on March 31, 1999
was $76,304,700,
thereby resulting in an unrealized loss of $1,134,750.
The cost basis of investments for federal income tax
purposes was $1,250,970,994
and, accordingly, as of March 31, 1999, net unrealized
appreciation for federal
income tax purposes was $407,000,598 (gross unrealized appreciation--$441,008,887; gross unrealized depreciation-- $34,008,289).
------------------------------------------------------------
--------------------
                                       15

Notes to Financial Statements              PRUDENTIAL INDEX
SERIES FUND
(Unaudited)                                PRUDENTIAL STOCK
INDEX FUND
------------------------------------------------------------
--------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily aggregate
balance of which is invested in one or more repurchase
agreements collateralized
by U.S. Treasury or federal agency obligations. At March 31,
1999, the Fund had
a 14.6% undivided interest in the repurchase agreements in
the joint account.
The undivided interest represented $81,013,000 in principal
amount. As of such
date, each repurchase agreement in the joint account and the collateral therefor
was as follows:
Bear, Stearns & Co., 4.92%, in the principal amount of
$170,000,000, repurchase
price $170,023,233, due 4/1/99. The value of the collateral
including accrued
interest was $174,282,442.
Morgan Stanley Dean Witter, 4.90%, in the principal amount
of $170,000,000,
repurchase price $170,023,139, due 4/1/99. The value of the
collateral including
accrued interest was $173,474,773.
Solomon Smith Barney, Inc., 4.90%, in the principal amount
of $170,000,000,
repurchase price $170,023,139, due 4/1/99. The value of the
collateral including
accrued interest was $174,947,170.
SBC Warburg Dillon Read, Inc., 4.97%, in the principal
amount of $44,773,000,
repurchase price $44,779,181, due 4/1/99. The value of the
collateral including
accrued interest was $45,668,747.
------------------------------------------------------------
Note 6. Capital
The Fund offers Class I and Class Z shares. Class I shares are not subject to any sales or redemption charge and are offered to certain pension, profit sharing or other employee benefit plans qualified under
Section 401, 457 or
403(b)(7) of the Internal Revenue Code. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
The Fund has authorized an unlimited number of shares of beneficial interest at
$.001 par value dividend into two classes, designated Class
Z and Class I.
Transactions in shares of beneficial interest during the six months ended March
31, 1999 and the fiscal year ended September 30, 1998 were as follows:

Class I                               Shares          Amount
---------------------------------   -----------    ---------
----
Six months ended March 31, 1999:
Shares sold......................    11,896,497    $
324,474,059
Shares issued in reinvestment of
  dividends and distributions....       490,382
12,784,255
Shares reacquired................    (7,192,224)
(192,760,487)
                                    -----------    ---------
----
Net increase in shares
  outstanding....................     5,194,655    $
144,497,827
                                    -----------    ---------
----
                                    -----------    ---------
----
Year ended September 30, 1998:
Shares sold......................    25,552,010    $
611,299,960
Shares issued in reinvestment of
  dividends and distributions....       498,260
10,662,778
Shares reacquired................   (12,681,495)
(302,961,258)
                                    -----------    ---------
----
Net increase in shares
  outstanding....................    13,368,775    $
319,001,480
                                    -----------    ---------
----
                                    -----------    ---------
----
Class Z
---------------------------------
Six months ended March 31, 1999:
Shares sold......................    13,550,491    $
368,168,435
Shares issued in reinvestment of
  dividends and distributions....       300,787
7,838,514
Shares reacquired................    (5,980,992)
(162,351,589)
                                    -----------    ---------
----
Net increase in shares
  outstanding....................     7,870,286    $
213,655,360
                                    -----------    ---------
----
                                    -----------    ---------
----
Year ended September 30, 1998:
Shares sold......................    17,424,666    $
414,244,482
Shares issued in reinvestment of
  dividends and distributions....       259,498
5,550,654
Shares reacquired................    (9,685,172)
(233,506,784)
                                    -----------    ---------
----
Net increase in shares
  outstanding....................     7,998,992    $
186,288,352
                                    -----------    ---------
----
                                    -----------    ---------
----

Of the shares outstanding at March 31, 1999, PIFM and
affiliates owned
10,897,468 shares of the Fund.
------------------------------------------------------------
--------------------
                                       16

Financial Highlights                        PRUDENTIAL INDEX
SERIES FUND
(Unaudited)                                 PRUDENTIAL STOCK
INDEX FUND
------------------------------------------------------------
--------------------

Class Z
                                                       -----
------------------------------------------------------------
----------
                                                       Six
Months

Ended                         Year Ended September 30,

March 31,      ---------------------------------------------
--------------

1999           1998         1997         1996         1995
1994
                                                       -----
------     --------     --------     --------     --------
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................    $
23.11      $  21.86     $  16.06     $  14.22     $  11.27
$ 11.12
                                                       -----
------     --------     --------     --------     --------
-------
Income from investment operations:
Net investment income(a)............................
 .09           .15          .46          .25          .23
 .26
Net realized and unrealized gain on investment
   transactions.....................................
6.16          1.69         5.75         2.44         2.97
 .11
                                                       -----
------     --------     --------     --------     --------
-------
  Total from investment operations..................
6.25          1.84         6.21         2.69         3.20
 .37
                                                       -----
------     --------     --------     --------     --------
-------
Less distributions:
Dividends from net investment income................
(.26)         (.21)        (.26)        (.28)        (.22)
(.18)
Distributions from net realized gains...............
(.18)         (.38)        (.15)        (.57)        (.03)
(.04)
                                                       -----
------     --------     --------     --------     --------
-------
  Total distributions...............................
(.44)         (.59)        (.41)        (.85)        (.25)
(.22)
                                                       -----
------     --------     --------     --------     --------
-------
Net asset value, end of period......................    $
28.92      $  23.11     $  21.86     $  16.06     $  14.22
$ 11.27
                                                       -----
------     --------     --------     --------     --------
-------
                                                       -----
------     --------     --------     --------     --------
-------
TOTAL RETURN(b).....................................
27.19%         8.61%       39.34%       19.72%       29.02%
3.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................    $
704,718      $381,374     $185,881     $184,379     $101,945
$50,119
Average net assets (000)............................    $
542,470      $313,721     $254,644     $142,540     $ 71,711
$38,098
Ratios to average net assets:(a)
  Expenses..........................................
 .40%(c)       .40%         .46%         .60%         .60%
 .60%
  Net investment income.............................
1.15%(c)      1.30%        1.66%        1.92%        2.55%
2.34%
Portfolio turnover rate.............................
2%            1%           5%           2%          11%
2%

---------------
(a) Net of expense subsidy.
(b) Total return is calculated assuming a purchase of shares on the first day
    and a sale on the last day of each period reported and
includes reinvestment
    of dividends and distributions. Total return for periods
of less than a full
    year are not annualized. Total return includes the
effect of expense
    subsidies.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     17

Financial Highlights                         PRUDENTIAL
INDEX SERIES FUND
(Unaudited)                                  PRUDENTIAL
STOCK INDEX FUND
------------------------------------------------------------
--------------------

Class I
                                                        ----
-------------------------------------------

August 1,
                                                        Six
Months                           1997(a)

Ended         Year Ended          Through

March 31,      September 30,     September 30,

1999             1998              1997
                                                        ----
-------     -------------     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................     $
23.13        $   21.87         $   21.87
                                                        ----
-------     -------------     -------------
Income from investment operations:
Net investment income(b)............................
 .17              .31               .06
Net realized and unrealized gain on investment
   transactions.....................................
6.09             1.55              (.06)
                                                        ----
-------     -------------     -------------
  Total from investment operations..................
6.26             1.86                --
                                                        ----
-------     -------------     -------------
Less distributions:
Dividends from net investment income................
(.28)            (.22)               --
Distributions from net realized gains...............
(.18)            (.38)               --
                                                        ----
-------     -------------     -------------
  Total distributions...............................
(.46)            (.60)               --
                                                        ----
-------     -------------     -------------
Net asset value, end of period......................     $
28.93        $   23.13         $   21.87
                                                        ----
-------     -------------     -------------
                                                        ----
-------     -------------     -------------
TOTAL RETURN(d).....................................
27.24%            8.69%                0%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................     $
949,978        $ 639,408         $ 312,127
Average net assets (000)............................     $
798,233        $ 505,605         $ 296,788
Ratios to average net assets:(b)
  Expenses..........................................
 .30%(c)          .30%              .30%(c)
  Net investment income.............................
1.24%(c)         1.42%             1.73%(c)
Portfolio turnover rate.............................
2%               1%                5%

---------------
(a) Commencement of offering of Class I shares.
(b) Net of expense subsidy.
(c) Annualized.
(d) Total return is calculated assuming a purchase of shares on the first day
    and a sale on the last day of each period reported and
includes reinvestment
    of dividends and distributions. Total return for periods
of less than a full
    year are not annualized. Total return includes the
effect of expense
    subsidies.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     18

Getting The Most From Your Prudential Mutual Fund

How many times have you read these letters--or other financial materials-- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes, called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly --in response to changes in some specific interest rate, currency, stock or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price.
An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Getting The Most From Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco Securities registered representative.
Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It?

Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate.
And risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction--there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses
A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But, sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report, and are subject to change thereafter.

The accompanying financial statements as of March 31, 1999, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds                  BULK RATE
Gateway Center Three                    U.S. POSTAGE
100 Mulberry Street                        PAID
Newark, NJ  07102-4077                  Permit 6807
(800) 225-1852                          New York, NY

74431F209   MF174E2
74431F860